UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Michael P. Byrum
Rydex Dynamic Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-301-296-5121

Date of fiscal year end:	December 31, 2009

Date of reporting period:	June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

JUNE 30, 2009
RYDEX DYNAMIC FUNDS SEMI – ANNUAL REPORT
S&P 500 2x STRATEGY FUND
INVERSE S&P 500 2x STRATEGY FUND
NASDAQ-100® 2x STRATEGY FUND
INVERSE NASDAQ-100® 2x STRATEGY FUND
DOW 2x STRATEGY FUND
INVERSE DOW 2x STRATEGY FUND
RUSSELL 2000® 2x STRATEGY FUND
INVERSE RUSSELL 2000® 2x STRATEGY FUND

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

ABOUT SHAREHOLDERS’ FUND EXPENSES	5

FUND PROFILES	8

SCHEDULES OF INVESTMENTS	12

STATEMENTS OF ASSETS AND LIABILITIES	48

STATEMENTS OF OPERATIONS	50

STATEMENTS OF CHANGES IN NET ASSETS	52

FINANCIAL HIGHLIGHTS	55

NOTES TO FINANCIAL STATEMENTS	59

OTHER INFORMATION	69

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	70
THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
Historic across-the-board stock losses have led investors to do a great deal of soul-searching in 2008. Investors experienced new stock market lows reminiscent of the 1970s, watched as unemployment soared to new highs and could only sit back in disbelief as the equity in their homes all but disappeared. On Wall Street, the news was just as grim. The S&P 500® Index fell 37% for the year.
Investors Left Shell-Shocked
Fears of a prolonged bear market weighed heavily on the minds of investors throughout the fall, as the financial sector collapsed due to inadequate capital reserves. In less than a month, the shape of the entire financial system changed forever. The Wall Street model of large, aggressive, risk-taking investment banks was swept aside as financial titans such as Merrill Lynch & Company, Inc., Morgan Stanley, Goldman Sachs Group, Inc. and Lehman Brothers Holdings Inc., collapsed, merged with, or were reborn as commercial banks. In September, we saw a temporary ban on short-selling of financial stocks and historic government intervention as the U.S. Treasury stepped in to offer temporary money market mutual fund insurance after the Reserve Primary Fund “broke the buck”—causing a massive exodus from money market mutual funds. As the willingness to lend disappeared, so did Wall Street’s daily lifeline, culminating in what former Federal Reserve Chairman Alan Greenspan called “a once-in-a-century credit tsunami.”
Unprecedented Government Intervention
While the equity markets faltered and the credit market dried up, the government—led by the Federal Reserve, the U.S. Treasury and the Federal Deposit Insurance Corporation (FDIC)—unveiled a colossal amount of policy initiatives with the high hopes of injecting new life into the economy. Newly sworn-in government officials committed $12 trillion to a financial program designed to offset credit and subprime mortgage-related issues. This historic government intervention kicked into high gear during the fall when Congress authorized the Troubled Assets Relief Program (TARP), which mandated new rules for additional transparency and accountability of financial institutions. An objective of the plan, so-called “stress tests” of financial firms, was initiated with the goal of providing additional capital should the economy worsen.
As investors looked forward to putting 2008 far behind them, December saw the end of an era in Detroit, as the chief executives from General Motors Corp. (GM), Ford Motor Company and Chrysler Group LLC made the first of multiple trips to Capitol Hill in order to ask Congress for more than $39 billion in loans. Despite the interjection of more than $19.4 billion in federal help, GM filed for bankruptcy on June 2, 2009—and for the first time since 1925, was no longer part of the Dow Jones Industrial Average.
Investor Whiplash Continues in 2009
The quest for a market bottom continued as black and blue investors repeatedly bounced off false market bottoms. The Dow lost 298 points on March 2, 2009, marking the lowest recorded trading level seen since 1997. The stock market finally found its footing on March 17 as stock prices rose on word that housing starts came in well ahead of expectations—totaling 583,000 in February compared to the 466,000 starts the month before. Six days later, on March 23, the Dow surged 497 points—a new high for the markets for the post-March 9 recovery. To many, this stock market surge gave hope of an end to the bear market that ravaged investors’ portfolios.
2	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Cautious Optimism for Q3 and Beyond
May 2009 saw unprecedented growth in the stock market fueled by a report from payroll processor ADP that fewer jobs were lost in April than economists predicted. At the final bell on May 6, the Dow had tacked on another 102 points. In May, the Treasury Department also released the results of the now infamous bank stress tests, allowing 10 major banks to pay back the $68 billion in TARP money they received earlier in the year.
Are we on the road to recovery? Clearly there are signs that point to an improving, or more specifically, a less negative economic environment. We are likely to see significant market rallies with periodic set backs as the economic situation moves from crisis to stabilization. While we are not out of the woods yet, improving market conditions should lead to better investment opportunities going forward. That being said, risk management and diversification are still essential.
Moving Forward
From my perspective, every bear market—from the recession of 1929 to the tech bubble of the early 90s—teaches investors the same valuable lesson: The need to diversify. Earlier this year, we integrated with Security Global Investors to become Rydex|SGI. This integration allows us to expand our current lineup of quantitatively managed, alternative and target beta funds to include actively managed global, growth, value and specialty fixed-income strategies. Simply put: We diversified our product offerings in order to position the company for future growth and to provide our clients with a wider array of investment strategies than ever before. While this integration marks the firm’s evolution to a leading multi-discipline asset management firm, more importantly, we believe investors will be well served by the broader array of investment choices now available from Rydex|SGI.
We appreciate the trust that you have placed in our firm’s quality and integrity by investing with us. It is our goal to continue to offer you a wide variety of investment offerings to help you meet your financial goals.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Rydex Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%–in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
4	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2008 and ending June 30, 2009.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	December 31, 2008	June 30, 2009	Period	*

Table 1. Based on actual Fund return
S&P 500 2x Strategy Fund
A-Class	1.79%		$1,000.00	$994.70	$8.85
C-Class	2.54%		1,000.00	990.10	12.53
H-Class	1.79%		1,000.00	994.00	8.85
Inverse S&P 500 2x Strategy Fund
A-Class	1.78%		1,000.00	783.76	7.87
C-Class	2.53%		1,000.00	781.00	11.17
H-Class	1.79%		1,000.00	783.89	7.92
NASDAQ-100® 2x Strategy Fund
A-Class	1.81%		1,000.00	1,410.46	10.82
C-Class	2.55%		1,000.00	1,403.19	15.19
H-Class	1.81%		1,000.00	1,410.46	10.82
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.82%		1,000.00	563.40	7.06
C-Class	2.56%		1,000.00	561.60	9.91
H-Class	1.81%		1,000.00	563.70	7.02
Dow 2x Strategy Fund
A-Class	1.80%		1,000.00	904.60	8.50
C-Class	2.55%		1,000.00	901.80	12.02
H-Class	1.80%		1,000.00	904.60	8.50
Inverse Dow 2x Strategy Fund
A-Class	1.81%		1,000.00	903.11	8.54
C-Class	2.55%		1,000.00	899.73	12.01
H-Class	1.80%		1,000.00	903.34	8.49
Russell 2000® 2x Strategy Fund
A-Class	1.80%		1,000.00	968.10	8.78
C-Class	2.54%		1,000.00	962.80	12.36
H-Class	1.80%		1,000.00	969.30	8.79
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.81%		1,000.00	694.55	7.60
C-Class	2.51%		1,000.00	691.50	10.53
H-Class	1.80%		1,000.00	694.37	7.56
6	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	December 31, 2008	June 30, 2009	Period	*

Table 2. Based on hypothetical 5% return (before expenses)
S&P 500 2x Strategy Fund
A-Class	1.79%		$1,000.00	$1,015.92	$8.95
C-Class	2.54%		1,000.00	1,012.20	12.67
H-Class	1.79%		1,000.00	1,015.92	8.95
Inverse S&P 500 2x Strategy Fund
A-Class	1.78%		1,000.00	1,015.97	8.90
C-Class	2.53%		1,000.00	1,012.25	12.62
H-Class	1.79%		1,000.00	1,015.92	8.95
NASDAQ-100® 2x Strategy Fund
A-Class	1.81%		1,000.00	1,015.82	9.05
C-Class	2.55%		1,000.00	1,012.15	12.72
H-Class	1.81%		1,000.00	1,015.82	9.05
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.82%		1,000.00	1,015.77	9.10
C-Class	2.56%		1,000.00	1,012.10	12.77
H-Class	1.81%		1,000.00	1,015.82	9.05
Dow 2x Strategy Fund
A-Class	1.80%		1,000.00	1,015.87	9.00
C-Class	2.55%		1,000.00	1,012.15	12.72
H-Class	1.80%		1,000.00	1,015.87	9.00
Inverse Dow 2x Strategy Fund
A-Class	1.81%		1,000.00	1,015.82	9.05
C-Class	2.55%		1,000.00	1,012.15	12.72
H-Class	1.80%		1,000.00	1,015.87	9.00
Russell 2000® 2x Strategy Fund
A-Class	1.80%		1,000.00	1,015.87	9.00
C-Class	2.54%		1,000.00	1,012.20	12.67
H-Class	1.80%		1,000.00	1,015.87	9.00
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.81%		1,000.00	1,015.82	9.05
C-Class	2.51%		1,000.00	1,012.35	12.52
H-Class	1.80%		1,000.00	1,015.87	9.00

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year.

†	Annualized
THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	7

FUND PROFILES (Unaudited)

S&P 500 2x STRATEGY FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500 Index.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	3.1%
Microsoft Corp.	1.6%
Johnson & Johnson	1.4%
Procter & Gamble Co.	1.3%
AT&T, Inc.	1.3%
International Business Machines Corp.	1.2%
JPMorgan Chase & Co.	1.2%
Chevron Corp.	1.2%
Apple, Inc.	1.1%
General Electric Co.	1.1%

Top Ten Total	14.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INVERSE S&P 500 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the S&P 500 Index.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

8	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

NASDAQ-100® 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.	9.1%
Qualcomm, Inc.	4.6%
Microsoft Corp.	3.7%
Google, Inc. — Class A	3.2%
Oracle Corp.	2.3%
Gilead Sciences, Inc.	2.1%
Research In Motion Ltd.	2.1%
Cisco Systems, Inc.	2.0%
Teva Pharmaceutical Industries Ltd. —
SP ADR	1.8%
Intel Corp.	1.7%

Top Ten Total	32.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INVERSE NASDAQ-100® 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the NASDAQ-100 Index.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	9

FUND PROFILES (Unaudited) (continued)

DOW 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average Index.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

International Business Machines Corp.	6.9%
Exxon Mobil Corp.	4.6%
Chevron Corp.	4.4%
3M Co.	4.0%
McDonald’s Corp.	3.8%
Johnson & Johnson	3.7%
United Technologies Corp.	3.4%
Procter & Gamble Co.	3.4%
Wal-Mart Stores, Inc.	3.2%
Coca-Cola Co.	3.2%

Top Ten Total	40.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INVERSE DOW 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the Dow Jones Industrial Average Index.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

10	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (concluded)

RUSSELL 2000® 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)

Palm, Inc.	0.2%
3Com Corp.	0.2%
Owens & Minor, Inc.	0.2%
VistaPrint Ltd.	0.2%
Piedmont Natural Gas Co.	0.2%
Solera Holdings, Inc.	0.2%
Jack Henry & Associates, Inc.	0.2%
Tetra Tech, Inc.	0.2%
Polycom, Inc.	0.2%
Skyworks Solutions, Inc.	0.2%

Top Ten Total	2.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INVERSE RUSSELL 2000® 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the Russell 2000 Index.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006
The Fund invests principally in short sales of securities and in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	11

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 72.1%

INFORMATION TECHNOLOGY 13.3%
Microsoft Corp.	90,140	$2,142,628
International Business Machines Corp.	15,557	1,624,462
Apple, Inc.*	10,512	1,497,224
Cisco Systems, Inc.*	67,925	1,266,122
Google, Inc. — Class A*	2,830	1,193,100
Intel Corp.	65,781	1,088,676
Hewlett-Packard Co.	28,102	1,086,142
Oracle Corp.	44,600	955,332
Qualcomm, Inc.	19,490	880,948
Texas Instruments, Inc.	15,000	319,500
EMC Corp*	23,712	310,627
Corning, Inc.	18,300	293,898
Dell, Inc.*	20,475	281,122
Yahoo!, Inc.*	16,430	257,294
eBay, Inc.*	12,726	217,996
Automatic Data Processing, Inc.	5,914	209,592
Motorola, Inc.	27,000	179,010
Adobe Systems, Inc.*	6,173	174,696
Applied Materials, Inc.	15,698	172,207
Symantec Corp.*	9,630	149,843
Juniper Networks, Inc.*	6,160	145,376
MasterCard, Inc.	848	141,879
Western Union Co.	8,260	135,464
Broadcom Corp. — Class A*	5,026	124,595
Intuit, Inc.*	3,795	106,867
Paychex, Inc.	3,780	95,256
Cognizant Technology Solutions Corp. — Class A*	3,440	91,848
Analog Devices, Inc.	3,430	84,995
Fiserv, Inc.*	1,830	83,631
Electronic Arts, Inc.*	3,798	82,493
Agilent Technologies, Inc.*	4,039	82,032
Sun Microsystems, Inc.*	8,790	81,044
CA, Inc.	4,638	80,840
Computer Sciences Corp.*	1,780	78,854
McAfee, Inc.*	1,830	77,208
NetApp, Inc.*	3,900	76,908
BMC Software, Inc.*	2,180	73,662
NVIDIA Corp.*	6,430	72,595
Western Digital Corp.*	2,620	69,430
Citrix Systems, Inc.*	2,130	67,926
Xilinx, Inc.	3,238	66,249
Xerox Corp.	10,180	65,966
Amphenol Corp.	2,024	64,039
Linear Technology Corp.	2,620	61,177
Altera Corp.	3,461	56,345
Affiliated Computer Services, Inc. — Class A*	1,153	51,216
Autodesk, Inc.*	2,694	51,132
KLA-Tencor Corp.	2,000	50,500

		MARKET
	SHARES	VALUE

Micron Technology, Inc.*	9,970	$50,448
Microchip Technology, Inc.	2,146	48,392
Salesforce.com, Inc.*	1,249	47,674
Teradata Corp.*	2,030	47,563
MEMC Electronic Materials, Inc.*	2,630	46,840
Fidelity National Information Services, Inc.	2,247	44,850
Harris Corp.	1,560	44,242
VeriSign, Inc.*	2,270	41,950
Flir Systems, Inc.*	1,770	39,931
SanDisk Corp.*	2,670	39,222
Akamai Technologies, Inc.*	2,044	39,204
LSI Logic Corp.*	7,640	34,838
Total System Services, Inc.	2,320	31,065
National Semiconductor Corp.	2,298	28,840
Tellabs, Inc.*	4,660	26,702
Advanced Micro Devices, Inc.*	6,602	25,550
Molex, Inc.	1,630	25,347
Compuware Corp.*	2,850	19,551
Novellus Systems, Inc.*	1,150	19,205
Jabil Circuit, Inc.	2,520	18,698
Novell, Inc.*	4,070	18,437
QLogic Corp.*	1,400	17,752
JDS Uniphase Corp.*	2,597	14,855
Lexmark International, Inc.*	916	14,519
Teradyne, Inc.*	2,038	13,981
Convergys Corp.*	1,436	13,326
Ciena Corp.*	1,070	11,075

Total Information Technology		17,444,003

HEALTH CARE 10.1%
Johnson & Johnson	32,450	1,843,160
Pfizer, Inc.	79,470	1,192,050
Abbott Laboratories	18,200	856,128
Wyeth	15,710	713,077
Merck & Company, Inc.	24,830	694,247
Amgen, Inc.*	11,917	630,886
Gilead Sciences, Inc.*	10,671	499,830
Schering-Plough Corp.	19,180	481,802
Bristol-Myers Squibb Co.	23,327	473,771
Medtronic, Inc.	13,170	459,501
Eli Lilly & Co.	11,907	412,458
Baxter International, Inc.	7,131	377,658
UnitedHealth Group, Inc.	14,010	349,970
WellPoint, Inc.*	5,710	290,582
Celgene Corp.*	5,420	259,293
Medco Health Solutions, Inc.*	5,680	259,065
Express Scripts, Inc.*	3,190	219,312
Becton, Dickinson & Co.	2,820	201,094
Thermo Fisher Scientific, Inc.*	4,930	200,996
Boston Scientific Corp.*	17,742	179,904
Genzyme Corp.*	3,180	177,031
Allergan, Inc.	3,619	172,192
St. Jude Medical, Inc.*	4,080	167,688
Biogen Idec, Inc.*	3,400	153,510

12	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

McKesson Corp.	3,200	$140,800
Aetna, Inc.	5,256	131,663
Cardinal Health, Inc.	4,240	129,532
Stryker Corp.	2,806	111,510
Zimmer Holdings, Inc.*	2,530	107,778
Quest Diagnostics, Inc.	1,770	99,881
Forest Laboratories, Inc.*	3,550	89,141
C.R. Bard, Inc.	1,173	87,330
Laboratory Corporation of America Holdings*	1,280	86,771
Life Technologies Corp.*	2,059	85,901
CIGNA Corp.	3,210	77,329
Intuitive Surgical, Inc.*	450	73,647
Hospira, Inc.*	1,886	72,649
Humana, Inc.*	2,000	64,520
AmerisourceBergen Corp.	3,560	63,154
DaVita, Inc.*	1,220	60,341
Waters Corp.*	1,140	58,676
DENTSPLY International, Inc.	1,750	53,410
Varian Medical Systems, Inc.*	1,480	52,007
Cephalon, Inc.*	870	49,286
Mylan Laboratories, Inc.*	3,587	46,810
Millipore Corp.*	647	45,426
Watson Pharmaceuticals, Inc.*	1,237	41,637
Coventry Health Care, Inc.*	1,750	32,743
King Pharmaceuticals, Inc.*	2,916	28,081
IMS Health, Inc.	2,140	27,178
PerkinElmer, Inc.	1,370	23,838
Patterson Companies, Inc.*	1,080	23,436
Tenet Healthcare Corp.*	4,920	13,874

Total Health Care		13,243,554

FINANCIALS 9.8%
JPMorgan Chase & Co.	45,936	1,566,877
Wells Fargo & Co.	54,830	1,330,176
Bank of America Corp.	95,253	1,257,340
Goldman Sachs Group, Inc.	5,930	874,319
Morgan Stanley	15,920	453,879
Bank of New York Mellon Corp.	14,082	412,743
U.S. Bancorp	22,350	400,512
American Express Co.	13,983	324,965
MetLife, Inc.	9,640	289,296
Travelers Companies, Inc.	6,890	282,766
State Street Corp.	5,810	274,232
CME Group, Inc.	784	243,910
PNC Financial Services Group, Inc.	5,420	210,350
Prudential Financial, Inc.	5,450	202,849
Charles Schwab Corp.	11,060	193,992
Citigroup, Inc.	64,925	192,827
AFLAC, Inc.	5,506	171,182
Simon Property Group, Inc.	3,269	168,127
BB&T Corp.	7,619	167,466
Chubb Corp.	4,150	165,502
Allstate Corp.	6,323	154,281

		MARKET
	SHARES	VALUE

Northern Trust Corp.	2,837	$152,290
Franklin Resources, Inc.	1,766	127,170
T. Rowe Price Group, Inc.	3,010	125,427
Marsh & McLennan Companies, Inc.	6,150	123,799
Aon Corp.	3,257	123,343
Progressive Corp.*	8,020	121,182
Loews Corp.	4,250	116,450
Capital One Financial Corp.	5,320	116,402
IntercontinentalExchange, Inc.*	860	98,246
Public Storage	1,480	96,910
SunTrust Banks, Inc.	5,470	89,981
Invesco Ltd.	4,840	86,249
Vornado Realty Trust	1,872	84,277
NYSE Euronext	3,056	83,276
Hudson City Bancorp, Inc.	6,140	81,601
Boston Properties, Inc.	1,630	77,751
Ameriprise Financial, Inc.	3,000	72,810
Equity Residential	3,230	71,803
Principal Financial Group, Inc.	3,660	68,954
HCP, Inc.	3,210	68,020
Unum Group	3,900	61,854
People’s United Financial, Inc.	4,096	61,604
Fifth Third Bancorp	8,650	61,415
Lincoln National Corp.	3,490	60,063
Host Hotels & Resorts, Inc.	7,080	59,401
Moody’s Corp.	2,250	59,287
Discover Financial Services	5,670	58,231
Plum Creek Timber Company, Inc. (REIT)	1,920	57,178
SLM Corp.*	5,510	56,588
Regions Financial Corp.	13,600	54,944
Ventas, Inc.	1,840	54,942
AvalonBay Communities, Inc.	938	52,472
M&T Bank Corp.	960	48,893
XL Capital Ltd.	4,030	46,184
Hartford Financial Services Group, Inc.	3,830	45,462
Leucadia National Corp.*	2,127	44,858
Health Care REIT, Inc.	1,310	44,671
KeyCorp	8,340	43,702
Cincinnati Financial Corp.	1,908	42,644
ProLogis	5,210	41,993
Legg Mason, Inc.	1,686	41,105
KIMCO Realty Corp.	3,810	38,290
Comerica, Inc.	1,780	37,647
American International Group, Inc.*	31,694	36,765
Torchmark Corp.	970	35,929
Genworth Financial, Inc. — Class A	5,100	35,649
Nasdaq Stock Market, Inc.*	1,620	34,522
Assurant, Inc.	1,386	33,389
First Horizon National Corp.*	2,527	30,322

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Huntington Bancshares, Inc.	6,400	$26,752
CB Richard Ellis Group, Inc. — Class A*	2,790	26,114
Federated Investors, Inc. — Class B	1,050	25,295
Janus Capital Group, Inc.	1,900	21,660
Marshall & Ilsley Corp.	4,150	19,920
Zions Bancorporation	1,358	15,698
E*Trade Financial Corp.*	11,858	15,178
Apartment Investment & Management Co. — Class A	1,376	12,178
CIT Group, Inc.	4,580	9,847
MBIA, Inc.*	2,010	8,703

Total Financials		12,884,881

ENERGY 9.0%
Exxon Mobil Corp.	57,470	4,017,728
Chevron Corp.	23,606	1,563,897
Schlumberger Ltd.	14,090	762,410
ConocoPhillips	17,450	733,947
Occidental Petroleum Corp.	9,550	628,485
Devon Energy Corp.	5,230	285,035
Apache Corp.	3,945	284,632
Anadarko Petroleum Corp.	5,884	267,075
XTO Energy, Inc.	6,830	260,496
Marathon Oil Corp.	8,340	251,284
Halliburton Co.	10,571	218,820
EOG Resources, Inc.	2,950	200,364
Hess Corp.	3,350	180,062
National-Oilwell Varco, Inc.*	4,920	160,687
Southwestern Energy Co.*	4,050	157,342
Baker Hughes, Inc.	3,650	133,006
Chesapeake Energy Corp.	6,637	131,612
Spectra Energy Corp.	7,600	128,592
Murphy Oil Corp.	2,247	122,057
Noble Energy, Inc.	2,040	120,299
Valero Energy Corp.	6,550	110,630
Williams Companies, Inc.	6,830	106,616
Peabody Energy Corp.	3,150	95,004
El Paso Corp.	8,260	76,240
Range Resources Corp.	1,838	76,112
Cameron International Corp.*	2,560	72,448
Consol Energy, Inc.	2,130	72,335
Diamond Offshore Drilling, Inc.	816	67,769
Smith International, Inc.	2,580	66,435
ENSCO International, Inc.	1,670	58,233
FMC Technologies, Inc.*	1,460	54,867
Nabors Industries Ltd.*	3,330	51,881
BJ Services Co.	3,440	46,887
Denbury Resources, Inc.*	2,930	43,159
Cabot Oil & Gas Corp.	1,216	37,258
Pioneer Natural Resources Co.	1,340	34,170
Sunoco, Inc.	1,380	32,016
Rowan Companies, Inc.	1,330	25,696

		MARKET
	SHARES	VALUE

Tesoro Corp.	1,630	$20,750
Massey Energy Co.	1,006	19,657

Total Energy		11,775,993

CONSUMER STAPLES 8.6%
Procter & Gamble Co.	34,330	1,754,263
Wal-Mart Stores, Inc.	26,280	1,273,003
Coca-Cola Co.	23,447	1,125,222
Philip Morris International, Inc.	23,100	1,007,622
PepsiCo, Inc.	18,330	1,007,417
CVS Caremark Corp.	17,154	546,698
Kraft Foods, Inc.	17,340	439,396
Colgate-Palmolive Co.	5,880	415,951
Altria Group, Inc.	24,350	399,096
Walgreen Co.	11,680	343,392
Kimberly-Clark Corp.	4,877	255,701
Costco Wholesale Corp.	5,110	233,527
General Mills, Inc.	3,870	216,797
Archer-Daniels-Midland Co.	7,560	202,381
Kroger Co.	7,680	169,344
Sysco Corp.	6,950	156,236
Kellogg Co.	2,966	138,127
Lorillard, Inc.	1,980	134,185
H.J. Heinz Co.	3,710	132,447
Avon Products, Inc.	5,026	129,570
Safeway, Inc.	5,020	102,257
ConAgra Foods, Inc.	5,270	100,446
Clorox Co.	1,640	91,561
Sara Lee Corp.	8,190	79,934
Reynolds American, Inc.	1,990	76,854
Molson Coors Brewing Co. — Class B	1,760	74,501
Hershey Co.	1,950	70,200
Campbell Soup Co.	2,350	69,137
J.M. Smucker Co.	1,390	67,637
Dr Pepper Snapple Group, Inc.*	2,986	63,273
Coca-Cola Enterprises, Inc.	3,730	62,105
Pepsi Bottling Group, Inc.	1,610	54,482
McCormick & Company, Inc.	1,530	49,771
Brown-Forman Corp. — Class B	1,150	49,427
Tyson Foods, Inc. — Class A	3,560	44,892
Estee Lauder Companies, Inc. — Class A	1,370	44,758
Dean Foods Co.*	2,080	39,915
SUPERVALU, Inc.	2,490	32,246
Whole Foods Market, Inc.	1,646	31,241
Constellation Brands, Inc. — Class A*	2,320	29,418
Hormel Foods Corp.	817	28,219

Total Consumer Staples		11,342,649

INDUSTRIALS 7.1%
General Electric Co.	124,724	1,461,765
United Parcel Service, Inc. — Class B	11,720	585,883

14	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

United Technologies Corp.	11,090	$576,236
3M Co.	8,180	491,618
Boeing Co.	8,550	363,375
Lockheed Martin Corp.	3,850	310,503
Union Pacific Corp.	5,936	309,028
Emerson Electric Co.	8,850	286,740
Honeywell International, Inc.	8,760	275,064
General Dynamics Corp.	4,530	250,917
Burlington Northern Santa Fe Corp.	3,280	241,211
Caterpillar, Inc.	7,090	234,254
Raytheon Co.	4,640	206,155
FedEx Corp.	3,670	204,125
Deere & Co.	4,980	198,951
Danaher Corp.	3,000	185,220
Northrop Grumman Corp.	3,810	174,041
Illinois Tool Works, Inc.	4,530	169,150
Waste Management, Inc.	5,790	163,046
Norfolk Southern Corp.	4,320	162,734
CSX Corp.	4,610	159,644
Paccar, Inc.	4,280	139,143
Precision Castparts Corp.	1,649	120,427
Fluor Corp.	2,120	108,735
CH Robinson Worldwide, Inc.	2,000	104,300
ITT Corporation	2,140	95,230
L-3 Communications Holdings, Inc.	1,370	95,051
Republic Services, Inc.	3,790	92,514
Eaton Corp.	1,947	86,856
Cummins, Inc.	2,380	83,800
Expeditors International of Washington, Inc.	2,499	83,317
Parker Hannifin Corp.	1,890	81,194
Rockwell Collins, Inc.	1,870	78,035
Goodrich Corp.	1,460	72,956
Dover Corp.	2,190	72,467
Jacobs Engineering Group, Inc.*	1,450	61,031
Iron Mountain, Inc.*	2,120	60,950
Cooper Industries Ltd. — Class A	1,960	60,858
W.W. Grainger, Inc.	730	59,772
Southwest Airlines Co.	8,720	58,686
Rockwell Automation, Inc.	1,670	53,640
Pitney Bowes, Inc.	2,428	53,246
Quanta Services, Inc.*	2,300	53,199
Stericycle, Inc.*	1,000	51,530
Dun & Bradstreet Corp.	628	51,000
Fastenal Co.	1,520	50,418
Flowserve Corp.	660	46,075
Robert Half International, Inc.	1,800	42,516
Masco Corp.	4,230	40,523
Equifax, Inc.	1,490	38,889
Pall Corp.	1,390	36,918
Cintas Corp.	1,546	35,311
Avery Dennison Corp.	1,326	34,052

		MARKET
	SHARES	VALUE

Textron, Inc.	3,170	$30,622
RR Donnelley & Sons Co.	2,420	28,120
Ryder System, Inc.	660	18,427
Monster Worldwide, Inc.*	1,480	17,479
Manitowoc Company, Inc.	1,537	8,085

Total Industrials		9,315,032

CONSUMER DISCRETIONARY 6.5%
McDonald’s Corp.	12,990	746,795
Walt Disney Co.	21,871	510,250
Comcast Corp. — Class A	33,957	492,037
Home Depot, Inc.	19,977	472,057
Time Warner, Inc.	14,090	354,927
Target Corp.	8,860	349,704
Lowe’s Companies, Inc.	17,390	337,540
Amazon.com, Inc.*	3,796	317,573
News Corp. — Class A	27,090	246,790
Nike, Inc. — Class B	4,560	236,117
Ford Motor Co.*	37,900	230,053
Yum! Brands, Inc.	5,440	181,370
Staples, Inc.	8,416	169,751
Viacom, Inc. — Class B*	7,140	162,078
Kohl’s Corp.*	3,600	153,900
TJX Companies, Inc.	4,870	153,210
DIRECTV Group, Inc.*	6,170	152,461
Johnson Controls, Inc.	7,000	152,040
Best Buy Company, Inc.	4,024	134,764
Carnival Corp.	5,160	132,973
Time Warner Cable, Inc.	4,150	131,430
Starbucks Corp.*	8,668	120,399
Omnicom Group, Inc.	3,660	115,583
McGraw-Hill Companies, Inc.	3,700	111,407
Coach, Inc.	3,740	100,531
Bed Bath & Beyond, Inc.*	3,061	94,126
Apollo Group, Inc. — Class A*	1,266	90,038
The Gap, Inc.	5,420	88,888
Marriott International, Inc. — Class A	3,499	77,213
J.C. Penney Company, Inc.	2,617	75,134
H&R Block, Inc.	4,000	68,920
Mattel, Inc.	4,220	67,731
AutoZone, Inc.*	429	64,826
Genuine Parts Co.	1,877	62,992
Sherwin-Williams Co.	1,160	62,350
Fortune Brands, Inc.	1,769	61,455
O’Reilly Automotive, Inc.*	1,600	60,928
Macy’s, Inc.	4,950	58,212
VF Corp.	1,040	57,564
International Game Technology, Inc.	3,490	55,491
CBS Corp.	8,000	55,360
Darden Restaurants, Inc.	1,606	52,966
Starwood Hotels & Resorts Worldwide, Inc.	2,200	48,840
Family Dollar Stores, Inc.	1,650	46,695

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Harley-Davidson, Inc.	2,760	$44,740
GameStop Corp. — Class A*	1,937	42,633
Sears Holdings Corp.*	640	42,573
Limited Brands, Inc.	3,180	38,065
Nordstrom, Inc.	1,887	37,532
Expedia, Inc.*	2,480	37,473
Tiffany & Co.	1,461	37,051
Whirlpool Corp.	870	37,027
DeVry, Inc.	730	36,529
Polo Ralph Lauren Corp.	670	35,872
Hasbro, Inc.	1,470	35,633
Newell Rubbermaid, Inc.	3,270	34,041
Goodyear Tire & Rubber Co.*	2,849	32,080
Stanley Works	930	31,471
D.R. Horton, Inc.	3,250	30,420
Scripps Networks Interactive, Inc.	1,068	29,722
Interpublic Group of Companies, Inc.*	5,630	28,431
Wynn Resorts Ltd.*	800	28,240
Leggett & Platt, Inc.	1,850	28,176
Abercrombie & Fitch Co. — Class A	1,033	26,228
Wyndham Worldwide Corp.	2,100	25,452
Washington Post Co. — Class B	69	24,300
Pulte Homes, Inc.	2,530	22,340
AutoNation, Inc.*	1,274	22,104
RadioShack Corp.	1,466	20,465
Big Lots, Inc.*	970	20,399
Black & Decker Corp.	705	20,205
Snap-On, Inc.	676	19,428
Lennar Corp. — Class A	1,660	16,085
Harman International Industries, Inc.	820	15,416
Office Depot, Inc.*	3,239	14,770
Centex Corp.	1,466	12,402
KB HOME	870	11,902
Meredith Corp.	420	10,731
Gannett Company, Inc.	2,738	9,775
Eastman Kodak Co.	3,160	9,354
New York Times Co. — Class A	1,370	7,549

Total Consumer Discretionary		8,492,083

UTILITIES 2.9%
Exelon Corp.	7,760	397,390
Southern Co.	9,210	286,984
FPL Group, Inc.	4,840	275,202
Dominion Resources, Inc.	6,950	232,269
Duke Energy Corp.	15,160	221,184
Public Service Enterprise Group, Inc.	5,960	194,475
Entergy Corp.	2,310	179,071
PG&E Corp.	4,338	166,753
American Electric Power Company, Inc.	5,605	161,928
PPL Corp.	4,430	146,013

		MARKET
	SHARES	VALUE

Sempra Energy	2,880	$142,934
FirstEnergy Corp.	3,590	139,112
Progress Energy, Inc.	3,290	124,461
Consolidated Edison, Inc.	3,230	120,867
Edison International	3,840	120,806
Xcel Energy, Inc.	5,370	98,862
AES Corp.*	7,849	91,127
Questar Corp.	2,048	63,713
Ameren Corp.	2,524	62,822
Constellation Energy Group, Inc.	2,350	62,463
DTE Energy Co.	1,929	61,728
Wisconsin Energy Corp.	1,380	56,180
EQT Corp.	1,540	53,761
Allegheny Energy, Inc.	2,004	51,403
SCANA Corp.	1,426	46,302
Northeast Utilities	2,060	45,959
CenterPoint Energy, Inc.	4,108	45,517
NiSource, Inc.	3,230	37,662
Pinnacle West Capital Corp.	1,190	35,878
Pepco Holdings, Inc.	2,590	34,810
CMS Energy Corp.	2,669	32,241
TECO Energy, Inc.	2,510	29,944
Integrys Energy Group, Inc.	900	26,991
Nicor, Inc.	530	18,349
Dynegy Inc.*	5,970	13,552

Total Utilities		3,878,713

TELECOMMUNICATION SERVICES 2.5%
AT&T, Inc.	69,490	1,726,132
Verizon Communications, Inc.	33,450	1,027,919
Sprint Nextel Corp.*	33,820	162,674
American Tower Corp. — Class A*	4,678	147,497
Qwest Communications International, Inc.	17,420	72,293
Embarq Corp.	1,678	70,577
Windstream Corp.	5,140	42,970
MetroPCS Communications, Inc.*	2,980	39,664
CenturyTel, Inc.	1,190	36,533
Frontier Communications Corp.	3,680	26,275

Total Telecommunication Services		3,352,534

MATERIALS 2.3%
Monsanto Co.	6,430	478,006
E.I. du Pont de Nemours and Co.	10,642	272,648
Praxair, Inc.	3,620	257,273
Freeport-McMoRan Copper & Gold, Inc.	4,850	243,034
Newmont Mining Corp.	5,760	235,411
Dow Chemical Co.	12,665	204,413
Nucor Corp.	3,700	164,391
Air Products & Chemicals, Inc.	2,469	159,473
Alcoa, Inc.	11,469	118,475
PPG Industries, Inc.	1,938	85,078
Ecolab, Inc.	1,976	77,044
International Paper Co.	5,090	77,012
Weyerhaeuser Co.	2,487	75,679

16	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Sigma-Aldrich Corp.	1,440	$71,366
Vulcan Materials Co.	1,437	61,935
United States Steel Corp.	1,690	60,401
Owens-Illinois, Inc.*	1,980	55,460
Ball Corp.	1,110	50,128
CF Industries Holdings, Inc.	566	41,963
Allegheny Technologies, Inc.	1,152	40,239
Sealed Air Corp.	1,870	34,502
Pactiv Corp.*	1,547	33,616
MeadWestvaco Corp.	2,016	33,083
Eastman Chemical Co.	856	32,442
International Flavors & Fragrances, Inc.	930	30,430
Bemis Co.	1,180	29,736
AK Steel Holding Corp.	1,286	24,678
Titanium Metals Corp.	1,000	9,190

Total Materials		3,057,106

Total Common Stocks
(Cost $65,542,936)		94,786,548

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 27.0%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	$29,706,472	29,706,472
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	5,690,510	5,690,510

Total Repurchase Agreements
(Cost $35,396,982)		35,396,982

Total Investments 99.1%
(Cost $100,939,918)		$130,183,530

Other Assets in Excess of Liabilities – 0.9%		$1,215,586

Net Assets – 100.0%		$131,399,116

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED
September 2009 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $21,073,750)	460	$(86,500)

		UNREALIZED
	UNITS	GAIN

EQUITY INDEX SWAP AGREEMENT
Goldman Sachs International July 2009 S&P 500 Index Swap, Terminating 07/08/09††† (Notional Market Value $148,277,816)	161,291	$1,891,274

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

REIT—Real Estate Investment Trust.
See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	17

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     INVERSE S&P 500 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 41.0%
Fannie Mae* 0.18% due 08/24/09	$25,000,000	$24,995,875
Federal Home Loan Bank** 0.16% due 07/27/09	40,000,000	39,997,400
0.20% due 08/04/09	15,000,000	14,997,167

Total Federal Agency Discount Notes
(Cost $79,985,795)		79,990,442

	CONTRACTS
OPTIONS PURCHASED 0.0%
Call Options On:
September 2009 S&P 500 Index Mini Futures Expiring September 2009 with strike price of 1375	5,000	87,500

Total Options Purchased
(Cost $46,250)		87,500

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 42.3%
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	$51,368,908	51,368,908
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	31,148,625	31,148,625

Total Repurchase Agreements
(Cost $82,517,533)		82,517,533

Total Investments 83.3%
(Cost $162,549,578)		$162,595,475

Other Assets in Excess of Liabilities – 16.7%		$32,519,220

Net Assets – 100.0%		$195,114,695

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS SOLD SHORT
September 2009 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $153,059,563)	3,341	$1,461,987

	UNITS
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
Goldman Sachs International July 2009 S&P 500 Index Swap, Terminating 07/08/09††† (Notional Market Value $236,030,626)	256,745	$3,945,365

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.
18	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     NASDAQ-100® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 68.2%

INFORMATION TECHNOLOGY 43.1%
Apple, Inc.*	123,837	$17,638,104
Qualcomm, Inc.	198,647	8,978,844
Microsoft Corp.	304,830	7,245,809
Google, Inc. — Class A*	14,603	6,156,479
Oracle Corp.	206,800	4,429,656
Research In Motion Ltd.*	56,404	4,007,504
Cisco Systems, Inc.*	205,080	3,822,691
Intel Corp.	194,643	3,221,342
eBay, Inc.*	95,499	1,635,898
Adobe Systems, Inc.*	51,080	1,445,564
Activision Blizzard Inc.*	114,350	1,444,241
Symantec Corp.*	85,444	1,329,509
Automatic Data Processing, Inc.	35,280	1,250,323
Intuit, Inc.*	40,498	1,140,424
Yahoo!, Inc.*	66,772	1,045,650
Dell, Inc.*	71,426	980,679
Broadcom Corp. — Class A*	39,027	967,479
Fiserv, Inc.*	19,370	885,209
CA, Inc.	49,590	864,354
Paychex, Inc.	34,070	858,564
Juniper Networks, Inc.*	34,217	807,521
Baidu.com — SP ADR*	2,616	787,651
Cognizant Technology Solutions Corp. — Class A*	28,330	756,411
Applied Materials, Inc.	68,421	750,578
Xilinx, Inc.	36,190	740,447
Electronic Arts, Inc.*	32,398	703,685
Linear Technology Corp.	29,569	690,436
Marvell Technology Group Ltd.*	58,780	684,199
Citrix Systems, Inc.*	21,398	682,382
NetApp, Inc.*	34,420	678,762
Altera Corp.	41,066	668,554
NVIDIA Corp.*	53,385	602,717
KLA-Tencor Corp.	20,487	517,297
Seagate Technology	48,772	510,155
Check Point Software Technologies Ltd.*	20,649	484,632
Maxim Integrated Products, Inc.	29,855	468,425
Autodesk, Inc.*	23,662	449,105
Infosys Technologies Ltd. — SP ADR	11,184	411,348
Flextronics International Ltd.*	87,479	359,539
Flir Systems, Inc.*	15,648	353,019
Microchip Technology, Inc.	15,135	341,294
Lam Research Corp.*	12,993	337,818
VeriSign, Inc.*	18,100	334,488
Akamai Technologies, Inc.*	16,479	316,067
Sun Microsystems, Inc.*	32,389	298,627

		MARKET
	SHARES	VALUE

IAC/InterActiveCorp*	15,689	$251,808
Logitech International SA*	17,355	242,970

Total Information Technology		83,578,258

HEALTH CARE 11.5%
Gilead Sciences, Inc.*	88,840	4,161,266
Teva Pharmaceutical Industries Ltd. — SP ADR	71,654	3,535,408
Amgen, Inc.*	46,960	2,486,062
Celgene Corp.*	45,422	2,172,988
Genzyme Corp.*	33,660	1,873,852
Express Scripts, Inc.*	24,050	1,653,438
Biogen Idec, Inc.*	31,220	1,409,583
Life Technologies Corp.*	17,592	733,938
Vertex Pharmaceuticals, Inc.*	18,019	642,197
Intuitive Surgical, Inc.*	3,760	615,362
Illumina, Inc.*	12,020	468,059
DENTSPLY International, Inc.	14,189	433,048
Henry Schein, Inc.*	8,953	429,296
Cephalon, Inc.*	7,158	405,501
Hologic, Inc.*	26,847	382,033
Warner Chilcott Ltd.*	24,924	327,751
Pharmaceutical Product Development, Inc.	11,410	264,940
Patterson Companies, Inc.*	11,641	252,610

Total Health Care		22,247,332

CONSUMER DISCRETIONARY 8.5%
Amazon.com, Inc.*	28,393	2,375,358
Comcast Corp. — Class A	143,820	2,083,952
DIRECTV Group, Inc.*	73,050	1,805,065
Starbucks Corp.*	101,830	1,414,419
News Corp. — Class A	141,245	1,286,742
Apollo Group, Inc. — Class A*	16,181	1,150,793
Bed Bath & Beyond, Inc.*	34,913	1,073,575
Staples, Inc.	47,816	964,449
Sears Holdings Corp.*	12,480	830,170
O’Reilly Automotive, Inc.*	13,456	512,404
Ross Stores, Inc.	12,760	492,536
Wynn Resorts Ltd.*	13,349	471,220
Garmin Ltd.	18,489	440,408
Expedia, Inc.*	28,222	426,434
DISH Network Corp. — Class A*	21,400	346,894
Urban Outfitters, Inc.*	16,555	345,503
Liberty Media Corp — Interactive*	54,383	272,459
Liberty Global, Inc. — Class A*	14,259	226,575

Total Consumer Discretionary		16,518,956

INDUSTRIALS 3.5%
Paccar, Inc.	40,511	1,317,013
First Solar, Inc.*	7,356	1,192,555
CH Robinson Worldwide, Inc.	16,670	869,340
Expeditors International of Washington, Inc.	20,746	691,672

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	19

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     NASDAQ-100® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Fastenal Co.	14,127	$468,593
Stericycle, Inc.*	8,870	457,071
Cintas Corp.	18,244	416,693
J.B. Hunt Transport Services, Inc.	12,540	382,846
Joy Global, Inc.	9,995	357,021
Ryanair Holdings PLC — SP ADR*	11,570	328,472
Foster Wheeler AG*	13,140	312,075

Total Industrials		6,793,351

CONSUMER STAPLES 0.7%
Costco Wholesale Corp.	22,750	1,039,675
Hansen Natural Corp.*	8,920	274,915

Total Consumer Staples		1,314,590

MATERIALS 0.5%
Sigma-Aldrich Corp.	11,668	578,266
Steel Dynamics, Inc.	21,960	323,471

Total Materials		901,737

TELECOMMUNICATION SERVICES 0.4%
Millicom International Cellular SA*	10,447	587,748
NII Holdings, Inc. — Class B*	16,030	305,692

Total Telecommunication Services		893,440

Total Common Stocks
(Cost $77,596,254)		132,247,664

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 23.9%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	$29,496,686	29,496,686
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	16,908,616	16,908,616

Total Repurchase Agreements
(Cost $46,405,302)		46,405,302

Total Investments 92.1%
(Cost $124,001,556)		$178,652,966

Other Assets in Excess of Liabilities – 7.9%		$15,349,834

Net Assets – 100.0%		$194,002,800

		UNREALIZED
	CONTRACTS	GAIN (Loss)

FUTURES CONTRACTS PURCHASED
September 2009 NASDAQ-100 Mini Futures Contracts (Aggregate Market Value of Contracts $99,068,360)	3,352	$(535,486)

	UNITS
EQUITY INDEX SWAP AGREEMENT
Goldman Sachs International July 2009 NASDAQ-100 Index Swap, Terminating 07/08/09††† (Notional Market Value $152,281,627)	103,085	$438,660

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR—American Depository Receipt.
20	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     INVERSE NASDAQ-100® 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 16.4%
Federal Home Loan Bank*
0.20% due 08/04/09	$15,000,000	$14,997,083

Total Federal Agency Discount Notes
(Cost $14,997,083)		14,997,083

	CONTRACTS
OPTIONS PURCHASED 0.1%
Call Options On:
September 2009 NASDAQ-100
Index Mini Futures Contracts
Expiring September 2009 with
strike price 2200	2,000	50,000

Total Options Purchased
(Cost $15,500)		50,000

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 128.3%
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	$77,643,070	77,643,070
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	39,940,700	39,940,700

Total Repurchase Agreements
(Cost $117,583,770)		117,583,770

Total Investments 144.8%
(Cost $132,596,353)		$132,630,853

Liabilities in Excess of Other Assets – (44.8)%		$(41,029,163)

Net Assets – 100.0%		$91,601,690

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS SOLD SHORT
September 2009 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $10,669,355)	361	$19,095

	UNITS
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
Goldman Sachs International July 2009 NASDAQ-100 Index Swap, Terminating 07/08/09††† (Notional Market Value $177,718,745)	120,304	$1,860,353

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	21

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     DOW 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 73.7%

INFORMATION TECHNOLOGY 13.3%
International Business Machines Corp.	17,214	$1,797,486
Hewlett-Packard Co.	17,210	665,166
Microsoft Corp.	17,210	409,082
Cisco Systems, Inc.*	17,210	320,794
Intel Corp.	17,210	284,826

Total Information Technology		3,477,354

INDUSTRIALS 13.1%
3M Co.	17,210	1,034,321
United Technologies Corp.	17,216	894,543
Boeing Co.	17,210	731,425
Caterpillar, Inc.	17,210	568,619
General Electric Co.	17,210	201,701

Total Industrials		3,430,609

CONSUMER STAPLES 11.4%
Procter & Gamble Co.	17,210	879,431
Wal-Mart Stores, Inc.	17,217	833,992
Coca-Cola Co.	17,210	825,908
Kraft Foods, Inc.	17,210	436,101

Total Consumer Staples		2,975,432

ENERGY 9.0%
Exxon Mobil Corp.	17,210	1,203,151
Chevron Corp.	17,210	1,140,163

Total Energy		2,343,314

FINANCIALS 7.3%
Travelers Companies, Inc.	17,210	706,298
JPMorgan Chase & Co.	17,217	587,272
American Express Co.	17,208	399,914
Bank of America Corp.	17,210	227,172

Total Financials		1,920,656

CONSUMER DISCRETIONARY 6.9%
McDonald’s Corp.	17,210	989,403
Home Depot, Inc.	17,217	406,838
Walt Disney Co.	17,208	401,462

Total Consumer Discretionary		1,797,703

HEALTH CARE 6.6%
Johnson & Johnson	17,210	977,528
Merck & Company, Inc.	17,210	481,192
Pfizer, Inc.	17,210	258,150

Total Health Care		1,716,870

TELECOMMUNICATION SERVICES 3.7%
Verizon Communications, Inc.	17,215	529,017
AT&T, Inc.	17,213	427,571

Total Telecommunication Services		956,588

		MARKET
	SHARES	VALUE

MATERIALS 2.4%
E.I. du Pont de Nemours and Co.	17,210	$440,920
Alcoa, Inc.	17,216	177,841

Total Materials		618,761

Total Common Stocks
(Cost $16,065,580)		19,237,287

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 35.1%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	$8,498,153	8,498,153
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	666,450	666,450

Total Repurchase Agreements
(Cost $9,164,603)		9,164,603

Total Investments 108.8%
(Cost $25,230,183)		$28,401,890

Liabilities in Excess of Other Assets – (8.8)%		$(2,294,114)

Net Assets – 100.0%		$26,107,776

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED
September 2009 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,764,840)	42	$3,154

	UNITS
EQUITY INDEX SWAP AGREEMENT
Goldman Sachs International July 2009 Dow Jones Industrial Average Index Swap, Terminating 07/08/09††† (Notional Market Value $32,005,303)	3,789	$(302,496)

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
22	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.
1

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     INVERSE DOW 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 88.3%
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	$41,785,023	$41,785,023
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	17,802,647	17,802,647

Total Repurchase Agreements
(Cost $59,587,670)		59,587,670

Total Investments 88.3%
(Cost $59,587,670)		$59,587,670

Other Assets in Excess of Liabilities – 11.7%		$7,903,589

Net Assets – 100.0%		$67,491,259

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT
September 2009 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $37,103,660)	883	$38,451

	UNITS
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
Goldman Sachs International July 2009 Dow Jones Industrial Average Index Swap, Terminating 07/08/09††† (Notional Market Value $98,296,364)	11,637	$2,246,684

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	23
2

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 76.0%

INFORMATION TECHNOLOGY 15.0%
Palm, Inc.*	5,364	$88,881
3Com Corp.*	15,060	70,933
VistaPrint Ltd.*	1,640	69,946
Solera Holdings, Inc.*	2,697	68,504
Jack Henry & Associates, Inc.	3,262	67,686
Polycom, Inc.*	3,260	66,080
Skyworks Solutions, Inc.*	6,510	63,668
Data Domain, Inc.*	1,842	61,431
Arris Group, Inc.*	4,814	58,538
Informatica Corp.*	3,387	58,223
Digital River, Inc.*	1,485	53,935
Parametric Technology Corp.*	4,503	52,640
Synaptics, Inc.*	1,332	51,482
CACI International, Inc. — Class A*	1,165	49,757
Riverbed Technology, Inc.*	2,130	49,395
TIBCO Software, Inc.*	6,824	48,928
Perot Systems Corp. — Class A*	3,389	48,564
Concur Technologies, Inc.*	1,550	48,174
Tessera Technologies, Inc.*	1,887	47,722
ADTRAN, Inc.	2,150	46,160
Atheros Communications, Inc.*	2,374	45,676
Tekelec*	2,587	43,539
Anixter International, Inc.*	1,157	43,492
Microsemi Corp.*	3,150	43,470
TiVo, Inc.*	4,062	42,570
InterDigital, Inc.*	1,700	41,548
Cybersource Corp.*	2,679	40,989
j2 Global Communications, Inc.*	1,730	39,029
RF Micro Devices, Inc.*	10,328	38,833
Wright Express Corp.*	1,488	37,899
Semtech Corp.*	2,369	37,691
Starent Networks Corp.*	1,516	37,006
Mantech International Corp. — Class A*	853	36,713
Euronet Worldwide, Inc.*	1,893	36,705
Benchmark Electronics, Inc.*	2,540	36,576
Plantronics, Inc.	1,896	35,853
Rackspace Hosting*	2,582	35,787
Blackboard, Inc.*	1,234	35,613
ValueClick, Inc.*	3,385	35,610
Quest Software, Inc.*	2,554	35,603
Gartner, Inc. — Class A*	2,296	35,037
Comtech Telecommunications Corp.*	1,089	34,717
Cymer, Inc.*	1,146	34,071
Ariba, Inc.*	3,401	33,466
FEI Co.*	1,450	33,205
Formfactor, Inc.*	1,922	33,135
Omniture, Inc.*	2,635	33,096
Progress Software Corp.*	1,550	32,813

		MARKET
	SHARES	VALUE

Emulex Corp.*	3,225	$31,540
Plexus Corp.*	1,535	31,406
Intermec, Inc.*	2,408	31,063
Websense, Inc.*	1,718	30,649
EarthLink, Inc.*	4,110	30,455
Triquint Semiconductor, Inc.*	5,727	30,410
Wind River Systems, Inc.*	2,648	30,346
ADC Telecommunications, Inc.*	3,750	29,850
Lawson Software, Inc.*	5,338	29,786
Infinera Corp.*	3,260	29,764
Monolithic Power Systems, Inc.*	1,321	29,604
Take-Two Interactive Software, Inc.	3,119	29,537
Fair Isaac Corp.	1,897	29,328
Hittite Microwave Corp.*	835	29,016
SRA International, Inc. — Class A*	1,625	28,535
MAXIMUS, Inc.	684	28,215
Mercadolibre, Inc.*	1,001	26,907
Commvault Systems, Inc.*	1,620	26,860
Blackbaud, Inc.	1,705	26,513
ViaSat, Inc.*	1,014	25,999
Cabot Microelectronics Corp.*	908	25,687
Netlogic Microsystems, Inc.*	698	25,449
MKS Instruments, Inc.*	1,922	25,351
Scansource, Inc.*	1,032	25,305
Blue Coat Systems, Inc.*	1,528	25,273
DealerTrack Holdings, Inc.*	1,460	24,820
Avocent Corp.*	1,725	24,081
SPSS, Inc.*	715	23,860
Cavium Networks, Inc.*	1,410	23,702
Checkpoint Systems, Inc.*	1,510	23,692
Sycamore Networks, Inc.*	7,485	23,428
Acxiom Corp.	2,636	23,276
Ultimate Software Group, Inc.*	953	23,101
Black Box Corp.	677	22,659
L-1 Identity Solutions, Inc.*	2,907	22,500
Rofin-Sinar Technologies, Inc.*	1,117	22,351
STEC, Inc.*	960	22,262
Power Integrations, Inc.	930	22,125
Taleo Corp.*	1,206	22,034
Harmonic, Inc.*	3,725	21,940
Zoran Corp.*	2,008	21,887
Cognex Corp.	1,542	21,788
Unisys Corp.*	14,390	21,729
United Online, Inc.	3,252	21,171
VeriFone Holdings, Inc.*	2,800	21,028
Applied Micro Circuits Corp.*	2,558	20,797
Sapient Corp.*	3,280	20,631
Electronics for Imaging, Inc.*	1,910	20,361
OmniVision Technologies, Inc.*	1,938	20,136
Net 1 UEPS Technologies, Inc.*	1,480	20,113
Amkor Technology, Inc.*	4,250	20,102
Aruba Networks, Inc.*	2,292	20,032

24	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Mentor Graphics Corp.*	3,656	$19,998
AsiaInfo Holdings, Inc.*	1,130	19,447
Diodes, Inc.*	1,242	19,425
Advent Software, Inc.*	590	19,346
EPIQ Systems, Inc.*	1,260	19,341
Netgear, Inc.*	1,340	19,309
Teletech Holdings, Inc.*	1,260	19,089
ATMI, Inc.*	1,220	18,947
ACI Worldwide, Inc.*	1,357	18,944
Tyler Technologies, Inc.*	1,210	18,900
THQ, Inc.*	2,631	18,838
Art Technology Group, Inc.*	4,920	18,696
SYNNEX Corp.*	747	18,668
Constant Contact, Inc.*	930	18,451
TNS, Inc.*	979	18,356
DTS, Inc. — Class A*	677	18,326
CSG Systems International, Inc.*	1,365	18,073
Cogent, Inc.*	1,662	17,833
MicroStrategy, Inc. — Class A*	347	17,426
Standard Microsystems Corp.*	850	17,382
Coherent, Inc.*	840	17,371
Insight Enterprises, Inc.*	1,780	17,195
Park Electrochemical Corp.	797	17,159
Littelfuse, Inc.*	836	16,687
Sigma Designs, Inc.*	1,028	16,489
Manhattan Associates, Inc.*	896	16,325
SAVVIS, Inc.*	1,400	16,044
Syntel, Inc.	504	15,846
JDA Software Group, Inc.*	1,031	15,424
Acme Packet, Inc.*	1,509	15,271
Netezza Corp.*	1,833	15,251
Pegasystems, Inc.	577	15,221
Forrester Research, Inc.*	614	15,074
Harris Stratex Networks — Class A*	2,290	14,839
Avid Technology, Inc.*	1,100	14,751
Veeco Instruments, Inc.*	1,247	14,453
S1 Corp.*	2,047	14,124
Heartland Payment Systems, Inc.	1,462	13,991
GSI Commerce, Inc.*	974	13,879
ShoreTel, Inc.*	1,725	13,800
MTS Systems Corp.	650	13,422
TTM Technologies, Inc.*	1,682	13,389
SuccessFactors, Inc.*	1,445	13,265
NIC, Inc.	1,958	13,256
3PAR, Inc.*	1,068	13,243
DG FastChannel, Inc.*	714	13,066
Move, Inc.*	5,988	12,934
Micrel, Inc.	1,764	12,912
Sonus Networks, Inc.*	8,008	12,893
ArcSight, Inc.*	717	12,741
Vocus, Inc.*	640	12,646
Adaptec, Inc.*	4,735	12,548

		MARKET
	SHARES	VALUE

Global Cash Access
Holdings, Inc.*	1,570	$12,497
OSI Systems, Inc.*	599	12,489
EMS Technologies, Inc.*	595	12,435
Bankrate, Inc.*	490	12,368
Rogers Corp.*	610	12,340
ModusLink Global
Solutions, Inc.*	1,785	12,245
Vignette Corp.*	930	12,229
Brightpoint, Inc.*	1,943	12,183
Terremark Worldwide, Inc.*	2,084	12,046
Maxwell Technologies, Inc.*	868	12,004
Entegris, Inc.*	4,408	11,990
Electro Scientific Industries, Inc.*	1,060	11,851
MSC.Software Corp.*	1,772	11,802
Volterra Semiconductor Corp.*	879	11,550
Advanced Energy
Industries, Inc.*	1,279	11,498
Cirrus Logic, Inc.*	2,545	11,452
SonicWALL, Inc.*	2,088	11,442
Ultratech, Inc.*	920	11,325
comScore, Inc.*	845	11,255
Brooks Automation, Inc.*	2,500	11,200
Universal Display Corp.*	1,142	11,169
Actel Corp.*	1,025	10,998
Loral Space &
Communications, Inc.*	420	10,815
Smith Micro Software, Inc.*	1,100	10,802
Supertex, Inc.*	428	10,747
Echelon Corp.*	1,265	10,727
Sourcefire, Inc.*	865	10,717
Novatel Wireless, Inc.*	1,180	10,644
TeleCommunication Systems, Inc. — Class A*	1,492	10,608
Cray, Inc.*	1,333	10,504
Cass Information Systems, Inc.	316	10,346
Methode Electronics, Inc. — Class A	1,470	10,319
Anadigics, Inc.*	2,450	10,265
Technitrol, Inc.	1,586	10,261
Kenexa Corp. — Class A*	882	10,205
Faro Technologies, Inc.*	652	10,126
Daktronics, Inc.	1,305	10,049
RightNow Technologies, Inc.*	850	10,030
Seachange International, Inc.*	1,239	9,949
Anaren, Inc.*	560	9,901
Compellent Technologies, Inc.*	649	9,897
Exar Corp.*	1,370	9,850
IPG Photonics Corp.*	897	9,840
Symmetricom, Inc.*	1,700	9,809
Epicor Software Corp.*	1,840	9,752
RealNetworks, Inc.*	3,220	9,628
Kopin Corp.*	2,620	9,615
Internet Capital Group, Inc.*	1,426	9,597

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	25
4

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

China Security & Surveillance Technology, Inc.*	1,270	$9,576
Digi International, Inc.*	960	9,360
IXYS Corp.	920	9,310
Switch & Data Facilities Co., Inc.*	790	9,267
Knot, Inc.*	1,174	9,251
Oplink Communications, Inc.*	800	9,120
Synchronoss Technologies, Inc.*	740	9,080
Netscout Systems, Inc.*	960	9,005
Infospace, Inc.*	1,358	9,004
Comverge, Inc.*	740	8,954
Radiant Systems, Inc.*	1,068	8,864
Bottomline Technologies, Inc.*	971	8,749
NVE Corp.*	180	8,748
Imation Corp.	1,147	8,729
Stratasys, Inc.*	790	8,682
CTS Corp.	1,306	8,554
Lattice Semiconductor Corp.*	4,483	8,428
Actuate Corp.*	1,744	8,336
Ebix, Inc.*	265	8,300
Ciber, Inc.*	2,674	8,289
Powerwave Technologies, Inc.*	5,134	8,266
Pericom Semiconductor Corp.*	978	8,235
Radisys Corp.*	913	8,226
Ixia*	1,220	8,223
Cohu, Inc.	911	8,181
Newport Corp.*	1,410	8,164
Kulicke & Soffa Industries, Inc.*	2,380	8,163
Mercury Computer Systems, Inc.*	878	8,122
Hughes Communications, Inc.*	355	8,105
Multi-Fineline Electronix, Inc.*	376	8,046
i2 Technologies, Inc.*	627	7,869
Perficient, Inc.*	1,110	7,759
SolarWinds, Inc.*	470	7,750
Symyx Technologies, Inc.*	1,316	7,699
NetSuite, Inc.*	650	7,677
Advanced Analogic Technologies*	1,671	7,670
infoGROUP, Inc.*	1,332	7,606
Vasco Data Security International*	1,040	7,602
NCI, Inc.*	248	7,544
Internet Brands, Inc. — Class A*	1,066	7,462
Intevac, Inc.*	846	7,369
Openwave Systems, Inc.*	3,240	7,258
Utstarcom, Inc.*	4,398	7,169
BigBand Networks, Inc.*	1,380	7,135
Rubicon Technology, Inc.*	490	6,997
Extreme Networks, Inc.*	3,455	6,910
DivX, Inc.*	1,257	6,901
Internap Network Services Corp.*	1,967	6,865
DemandTec, Inc.*	780	6,864
Super Micro Computer, Inc.*	890	6,817
Quantum Corp.*	8,172	6,783
Silicon Image, Inc.*	2,913	6,700
Rudolph Technologies, Inc.*	1,205	6,652

		MARKET
	SHARES	VALUE

Electro Rent Corp.	700	$6,643
Ceva, Inc.*	760	6,597
Rosetta Stone, Inc.*	240	6,586
Photronics, Inc.*	1,626	6,585
ExlService Holdings, Inc.*	580	6,502
Sirf Technology Holdings, Inc.*	1,524	6,492
Bel Fuse, Inc. — Class B	400	6,416
LivePerson, Inc.*	1,600	6,400
FalconStor Software, Inc.*	1,340	6,365
Airvana, Inc.*	970	6,179
Online Resources Corp.*	990	6,178
LoopNet, Inc.*	780	6,045
PROS Holdings, Inc.*	742	6,025
Interactive Intelligence, Inc.*	490	6,007
Rimage Corp.*	360	5,980
DSP Group, Inc.*	880	5,949
Ness Technologies, Inc.*	1,498	5,857
Globecomm Systems, Inc.*	814	5,853
Cogo Group, Inc.*	980	5,851
SumTotal Systems, Inc.*	1,210	5,820
iGate Corp.	876	5,799
Web.com Group, Inc.*	1,030	5,799
Silicon Storage Technology, Inc.*	3,095	5,788
Double-Take Software, Inc.*	667	5,770
Liquidity Services, Inc.*	581	5,729
Monotype Imaging
Holdings, Inc.*	840	5,720
MoneyGram International, Inc.*	3,210	5,714
Limelight Networks, Inc.*	1,280	5,632
Integral Systems, Inc.*	668	5,558
Immersion Corp.*	1,095	5,409
MIPS Technology, Inc.*	1,754	5,262
Silicon Graphics
International Corp.*	1,157	5,253
Tier Technologies, Inc. — Class B*	680	5,222
Techwell, Inc.*	611	5,194
American Software, Inc. — Class A	860	4,954
PLX Technology, Inc.*	1,307	4,927
Network Equipment
Technologies, Inc.*	1,130	4,814
Microtune, Inc.*	2,020	4,727
Opnet Technologies, Inc.	510	4,672
Entropic Communications, Inc.*	2,054	4,622
ActivIdentity Corp.*	1,780	4,503
OpenTV Corp.*	3,290	4,343
Spectrum Control, Inc.*	490	4,312
Trident Microsystems, Inc.*	2,448	4,260
Chordiant Software, Inc.*	1,169	4,243
Isilon Systems, Inc.*	998	4,232
GSE Systems, Inc.*	620	4,185
White Electronics
Designs Corp.*	890	4,121
Lionbridge Technologies, Inc.*	2,230	4,103

26	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Virtusa Corp.*	509	$4,087
Semitool, Inc.*	882	4,075
Measurement Specialties, Inc.*	557	3,927
support.com, Inc.*	1,797	3,917
PC-Tel, Inc.*	727	3,889
Emcore Corp.*	2,935	3,698
Saba Software, Inc.*	960	3,696
Zix Corp.*	2,460	3,690
Startek, Inc.*	460	3,689
KVH Industries, Inc.*	540	3,688
Keynote Systems, Inc.*	480	3,667
Pervasive Software, Inc.*	600	3,654
Innodata Isogen, Inc.*	830	3,635
OpenTable, Inc.*	120	3,620
Computer Task Group, Inc.*	580	3,538
Intellon Corp.*	830	3,528
Hackett Group, Inc.*	1,500	3,495
Entrust, Inc.*	1,930	3,493
Parkervision, Inc.*	1,141	3,491
Dynamics Research Corp.*	340	3,403
Smart Modular Technologies WWH, Inc.*	1,430	3,246
Ipass, Inc.*	1,960	3,136
Phoenix Technologies, Ltd.*	1,126	3,051
China Information Security Technology, Inc.*	1,055	3,017
Unica Corp.*	549	3,009
SRS Labs, Inc.*	450	2,993
Callidus Software, Inc.*	1,000	2,850
Virage Logic Corp.*	630	2,835
Dice Holdings, Inc.*	609	2,832
GSI Technology, Inc.*	720	2,779
Information Services Group, Inc.*	920	2,769
Agilysys, Inc.	590	2,761
PC Mall, Inc.*	400	2,704
Zygo Corp., Inc.*	580	2,703
ICx Technologies, Inc.*	440	2,640
Marchex, Inc.	770	2,595
MEMSIC, Inc.*	600	2,544
DDi Corp.*	560	2,537
CPI International, Inc.*	280	2,433
Travelzoo, Inc.*	220	2,409
Communications Systems, Inc.	240	2,352
Opnext, Inc.*	1,083	2,318
Renaissance Learning, Inc.	250	2,303
RAE Systems, Inc.*	1,580	2,180
Deltek, Inc.*	490	2,127
Imergent, Inc.	300	2,100
PAR Technology Corp.*	320	2,045
ePlus, Inc.*	140	2,040
eLoyalty Corp.*	250	1,970
PC Connection, Inc.*	375	1,969
TechTarget, Inc.*	450	1,800
QAD, Inc.	494	1,606

		MARKET
	SHARES	VALUE

China TransInfo Technology Corp.*	340	$1,591
X-Rite, Inc.*	1,010	1,515

Total Information Technology		5,747,749

FINANCIALS 14.8%
Knight Capital Group, Inc. — Class A*	3,611	61,568
Highwoods Properties, Inc.	2,751	61,540
MFA Mortgage Investments, Inc.	8,655	59,893
ProAssurance Corp.*	1,287	59,472
IPC Holdings Ltd.	2,167	59,246
Platinum Underwriters Holdings Ltd.	1,990	56,894
Westamerica Bancorporation	1,135	56,307
National Retail Properties, Inc.	3,110	53,958
FirstMerit Corp.	3,176	53,928
Prosperity Bancshares, Inc.	1,792	53,455
Stifel Financial Corp.*	1,059	50,927
Washington Real Estate Investment Trust	2,263	50,623
Omega Healthcare Investors, Inc.	3,201	49,680
NewAlliance Bancshares, Inc.	4,150	47,725
UMB Financial Corp.	1,253	47,627
Tanger Factory Outlet Centers, Inc.	1,427	46,278
American Campus Communities, Inc.	2,028	44,981
Montpelier Re Holdings Ltd.	3,348	44,495
Redwood Trust, Inc.	3,006	44,369
Home Properties, Inc.	1,278	43,580
Trustmark Corp.	2,232	43,122
First Financial Bankshares, Inc.	812	40,892
Mid-America Apartment Communities, Inc.	1,102	40,454
Hatteras Financial Corp.	1,408	40,255
Tower Group, Inc.	1,572	38,954
BioMed Realty Trust, Inc.	3,807	38,946
KBW, Inc.*	1,346	38,711
Healthcare Realty Trust, Inc.	2,297	38,659
PHH Corp.*	2,115	38,451
Potlatch Corp.	1,541	37,431
Signature Bank*	1,370	37,154
Glacier Bancorp, Inc.	2,391	35,315
SVB Financial Group*	1,283	34,923
Argo Group International Holdings Ltd.*	1,202	33,920
Apollo Investment Corp.	5,530	33,180
Piper Jaffray Companies, Inc.*	758	33,102
Max Capital Group Ltd.	1,790	33,043
RLI Corp.	728	32,614
Delphi Financial Group, Inc. — Class A	1,670	32,448
Eastgroup Properties, Inc.	976	32,228
Zenith National Insurance Corp.	1,452	31,566

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	27

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Capstead Mortgage Corp.	2,473	$31,432
Franklin Street Properties Corporation, Inc.	2,305	30,541
Ares Capital Corp.	3,785	30,507
Hancock Holding Co.	930	30,216
PrivateBancorp, Inc.	1,358	30,202
Equity Lifestyle Properties, Inc.	807	30,004
Assured Guaranty Ltd.	2,365	29,279
NBT Bancorp Inc.	1,335	28,983
United Bankshares, Inc.	1,483	28,978
Kilroy Realty Corp.	1,400	28,756
PS Business Parks, Inc.	590	28,580
Astoria Financial Corp.	3,320	28,486
Anworth Mortgage Asset Corp.	3,949	28,472
Extra Space Storage, Inc.	3,359	28,048
Entertainment Properties Trust	1,360	28,016
DCT Industrial Trust, Inc.	6,836	27,891
National Health Investors, Inc.	1,013	27,057
American Capital Ltd.	8,370	26,868
Cash America International, Inc.	1,148	26,852
DiamondRock Hospitality Co.	4,196	26,267
Selective Insurance Group, Inc.	2,051	26,191
Developers Diversified Realty Corp.	5,340	26,059
optionsXpress Holdings, Inc.	1,645	25,547
LaSalle Hotel Properties	2,070	25,544
Old National Bancorp	2,580	25,336
Park National Corp.	435	24,569
Employers Holdings, Inc.	1,810	24,525
IBERIABANK Corp.	618	24,355
Allied Capital Corp.	6,940	24,151
E*Trade Financial Corp.*	18,770	24,026
Portfolio Recovery Associates, Inc.*	604	23,393
Post Properties, Inc.	1,716	23,063
MF Global Ltd.*	3,760	22,297
Sovran Self Storage, Inc.	882	21,697
FNB Corp.	3,487	21,585
Alexander’s, Inc.	80	21,568
MGIC Investment Corp.	4,860	21,384
Texas Capital Bancshares, Inc.*	1,382	21,380
Navigators Group, Inc.*	480	21,326
Brookline Bancorp, Inc.	2,286	21,306
Provident Financial Services, Inc.	2,331	21,212
First Commonwealth Financial Corp.	3,311	20,992
Pico Holdings, Inc.*	729	20,922
International Bancshares Corp.	2,028	20,909
Financial Federal Corp.	1,004	20,632
Investors Real Estate Trust	2,302	20,465
Sterling Bancshares, Inc.	3,203	20,275
Acadia Realty Trust	1,537	20,058
Ocwen Financial Corp., Inc.*	1,503	19,494
Infinity Property & Casualty Corp.	530	19,324

		MARKET
	SHARES	VALUE

Inland Real Estate Corp.	2,726	$19,082
Ezcorp, Inc. — Class A*	1,759	18,962
Medical Properties Trust, Inc.	3,110	18,878
Greenlight Capital Re Ltd. — Class A*	1,090	18,868
City Holding Co.	618	18,762
Community Bank System, Inc.	1,269	18,477
LTC Properties, Inc.	901	18,425
Hilltop Holdings, Inc.*	1,540	18,280
Cathay General Bancorp	1,918	18,240
Umpqua Holding Corp.	2,336	18,127
TrustCo Bank Corp.	2,963	17,511
Conseco, Inc.*	7,180	17,017
GFI Group, Inc.	2,518	16,971
eHealth, Inc.*	960	16,954
Equity One, Inc.	1,270	16,840
Investors Bancorp, Inc.*	1,830	16,763
Forestar Real Estate Group, Inc.*	1,393	16,549
Chemical Financial Corp.	830	16,525
Webster Financial Corp.	2,050	16,502
Susquehanna Bancshares, Inc.	3,347	16,367
East-West Bancorp, Inc.	2,486	16,134
Independent Bank Corp.	811	15,977
Safety Insurance Group, Inc.	520	15,891
Bank Mutual Corp.	1,820	15,870
Community Trust Bancorp, Inc.	591	15,809
Flagstone Reinsurance Holdings	1,521	15,666
First Cash Financial Services, Inc.*	891	15,610
Sunstone Hotel Investors, Inc.	2,917	15,606
CVB Financial Corp.	2,590	15,462
Prospect Capital Corp.	1,675	15,410
Tompkins Financial Corp.	320	15,344
Enstar Group*	259	15,242
Riskmetrics Group, Inc.*	861	15,205
Horace Mann Educators Corp.	1,520	15,154
National Penn Bancshares, Inc.	3,260	15,029
Wintrust Financial Corp.	934	15,019
CBL & Associates Properties, Inc.	2,770	14,930
United Fire & Casualty Co.	857	14,698
First Financial Corp.	465	14,685
Meadowbrook Insurance Group Co., Inc.	2,227	14,542
Simmons First National Corp.	544	14,536
Harleysville Group, Inc.	514	14,505
Colonial Properties Trust	1,898	14,045
MB Financial Corp.	1,368	13,940
First Midwest Bancorp, Inc.	1,886	13,787
GAMCO Investors, Inc. — Class A	280	13,580
Universal Health Realty Income Trust	430	13,554
SWS Group, Inc.	945	13,202
Banco Latinoamericano de Exportaciones SA	1,062	13,201
Dollar Financial Corp.*	940	12,963

28	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

WesBanco, Inc.	890	$12,941
Cousins Properties, Inc.	1,511	12,841
Getty Realty Corp.	677	12,775
Maiden Holdings Ltd.	1,941	12,733
Northwest Bancorp, Inc.	672	12,674
PacWest Bancorp	950	12,502
Pinnacle Financial Partners, Inc.*	938	12,494
World Acceptance Corp.*	627	12,484
Renasant Corp.	824	12,376
First Bancorp Puerto Rico	3,125	12,344
Beneficial Mutual Bancorp, Inc.*	1,271	12,202
Western Alliance Bancorp*	1,779	12,168
Boston Private Financial Holdings, Inc.	2,631	11,787
MarketAxess Holdings, Inc.*	1,229	11,712
National Financial Partners Corp.	1,598	11,697
Southside Bancshares, Inc.	506	11,572
American Equity Investment Life Holding Co.	2,070	11,551
SCBT Financial Corp.	487	11,537
TowneBank	822	11,508
Hercules Technology Growth Capital, Inc.	1,368	11,436
StellarOne Corp.	882	11,422
Amerisafe, Inc.*	731	11,374
Duff & Phelps Corp. - Class A	633	11,255
Lexington Realty Trust	3,276	11,138
Urstadt Biddle Properties, Inc.	790	11,123
Berkshire Hills Bancorp, Inc.	534	11,097
National Western Life Insurance Co. — Class A	95	11,091
Tejon Ranch Co. De*	418	11,073
S&T Bancorp, Inc.	910	11,066
Bank of the Ozarks, Inc.	510	11,031
iStar Financial Inc.	3,870	10,991
American Physicians Capital, Inc.	280	10,965
Westfield Financial, Inc.	1,210	10,963
Provident New York Bancorp	1,350	10,962
First Financial Bancorp	1,455	10,942
Tradestation Group, Inc.*	1,292	10,930
Parkway Properties, Inc.	840	10,920
Calamos Asset Management, Inc. — Class A	760	10,724
SY Bancorp, Inc.	440	10,635
First Potomac Realty Trust	1,068	10,413
Camden National Corp.	305	10,379
Home Bancshares, Inc.	544	10,358
Univest Corp. of Pennsylvania	508	10,292
Ambac Financial Group, Inc.	11,166	10,273
Nelnet, Inc. — Class A*	751	10,206
Cohen & Steers, Inc.	671	10,031
Amtrust Financial Services, Inc.	879	10,021
1st Source Corp.	576	9,948
United Community Banks, Inc.*	1,659	9,937

		MARKET
	SHARES	VALUE

State Auto Financial Corp.	560	$9,800
DuPont Fabros Technology, Inc.	1,029	9,693
Washington Trust Bancorp, Inc.	540	9,628
Suffolk Bancorp	374	9,589
Stewart Information Services Corp.	672	9,576
U-Store-It Trust	1,938	9,496
Arrow Financial Corp.	349	9,423
Sandy Spring Bancorp, Inc.	641	9,423
LaBranche & Co., Inc.*	2,147	9,232
Lakeland Financial Corp.	483	9,177
Walter Investment Management Corp.*	690	9,163
Oriental Financial Group	942	9,137
Dime Community Bancshares	1,000	9,110
Danvers Bancorp, Inc.	677	9,106
Westwood Holdings Group, Inc.	217	9,073
American Capital Agency Corp.	392	9,004
FPIC Insurance Group, Inc.*	290	8,880
First Bancorp	566	8,875
United Financial Bancorp, Inc.	640	8,845
CNA Surety Corp.*	655	8,836
Sun Communities, Inc.	641	8,833
Northfield Bancorp, Inc.	750	8,715
Capital Southwest Corp.	120	8,682
Radian Group, Inc.	3,180	8,650
Bancfirst Corp.	250	8,645
Cardinal Financial Corp.	1,101	8,621
SeaBright Insurance Holdings, Inc.*	840	8,509
Triko Bancshares	540	8,370
Kearny Financial Corp.	714	8,168
Republic Bancorp, Inc.	359	8,110
Great Southern Bancorp, Inc.	390	8,014
ESSA Bancorp, Inc.	586	8,011
Union Bankshares Corp.	530	7,934
Harleysville National Corp.	1,682	7,905
Advance America Cash Advance Centers, Inc.	1,780	7,885
Citizens, Inc.*	1,290	7,843
Oppenheimer Holdings, Inc. — Class A	370	7,833
Flushing Financial Corp.	837	7,826
Evercore Partners, Inc. — Class A	398	7,817
Fifth Street Finance Corp.	773	7,761
Broadpoint Gleacher Securities, Inc.*	1,389	7,751
First Mercury Financial Corp.	558	7,684
Capital City Bank Group, Inc.	456	7,684
Compass Diversified Trust	930	7,524
Consolidated-Tomoka Land Co.	214	7,507
Phoenix Companies, Inc.*	4,490	7,498
First Busey Corp.	1,013	7,446
Saul Centers, Inc.	250	7,392

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	29

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

BankFinancial Corp.	833	$7,380
Smithtown Bancorp, Inc.	569	7,278
Columbia Banking Systems, Inc.	711	7,274
Heartland Financial USA, Inc.	508	7,254
Orrstown Financial Services, Inc.	193	7,187
Citizens & Northern Corp.	347	7,138
MVC Capital, Inc.	840	7,106
Lakeland Bancorp, Inc.	788	7,084
Pennsylvania Real Estate Investment Trust	1,394	6,970
Peoples Bancorp, Inc.	408	6,956
Donegal Group, Inc. — Class A	454	6,905
Encore Capital Group, Inc.*	520	6,890
United America Indemnity Ltd. — Class A*	1,430	6,850
Cedar Shopping Centers, Inc.	1,515	6,848
BGC Partners, Inc. - Class A	1,796	6,807
Penson Worldwide Company, Inc.*	760	6,802
Ashford Hospitality Trust, Inc.	2,410	6,772
Abington Bancorp, Inc.	850	6,766
First Industrial Realty Trust, Inc.	1,540	6,699
Home Federal Bancorp, Inc.	650	6,623
First Merchants Corp.	820	6,585
WSFS Financial Corp.	240	6,554
First Bancorp, Inc.	336	6,542
Bridge Bancorp, Inc.	240	6,533
NorthStar Realty Finance Corp.	2,302	6,515
National Bankshares, Inc.	270	6,480
Baldwind & Lyons, Inc. — Class B	320	6,304
Safeguard Scientifics, Inc.*	4,737	6,253
German American Bancorp	430	6,196
Farmers Capital Bank Corp.	246	6,192
Gladstone Capital Corp.	822	6,190
FelCor Lodging Trust, Inc.	2,514	6,184
Peapack Gladstone Financial Corp.	320	6,173
MCG Capital Corp.*	2,540	6,172
Presidential Life Corp.	810	6,132
Ames National Corp.	250	6,102
Ramco-Gershenson Properties Trust	609	6,096
Pacific Continental Corp.	502	6,089
Hampton Roads Bankshares, Inc.	720	5,940
ViewPoint Financial Group	390	5,940
Sterling Financial Corp.	2,041	5,939
Shore Bancshares, Inc.	330	5,920
UCBH Holdings, Inc.	4,682	5,899
Sterling Bancorp	700	5,845
Harris & Harris Group, Inc.*	999	5,824
PennantPark Investment Corp.	818	5,808
MainSource Financial Group, Inc.	781	5,795
China Housing & Land Development, Inc.*	1,000	5,760
PMA Capital Corp.*	1,253	5,701

		MARKET
	SHARES	VALUE

Financial Institutions, Inc.	417	$5,696
American Physicians Service Group, Inc.	250	5,672
The PMI Group, Inc.	2,830	5,603
First Financial Northwest, Inc.	710	5,552
Southwest Bancorp, Inc.	568	5,544
Bank of Marin Bancorp	200	5,390
Oritani Financial Corp.*	390	5,347
Kite Realty Group Trust	1,797	5,247
Kayne Anderson Energy Development Co.	394	5,224
Agree Realty Corp.	280	5,132
CapLease, Inc.	1,857	5,125
Bryn Mawr Bank Corp.	267	5,038
United Security Bancshares, Inc.	230	5,037
Credit Acceptance Corp.*	230	5,025
NGP Capital Resources Co.	838	4,919
Thomas Weisel Partners Group, Inc.*	812	4,888
Colonial BancGroup, Inc.	7,877	4,884
First of Long Island Corp.	210	4,859
First Marblehead Corp.*	2,400	4,848
CNB Financial Corp.	340	4,818
Education Realty Trust, Inc.	1,112	4,770
CoBiz Financial, Inc.	744	4,769
First Community Bancshares, Inc.	371	4,764
Tower Bancorp, Inc.	135	4,745
ESB Financial Corp.	360	4,723
Mission West Properties	690	4,713
Citizens Holding Co.	150	4,680
US Global Investors, Inc. — Class A	502	4,649
Cogdell Spencer, Inc.	1,083	4,646
American National Bankshares, Inc.	240	4,627
Nara Bancorp, Inc.	886	4,589
TICC Capital Corp.	1,030	4,542
Monmouth Real Estate Investment Corp. — Class A	775	4,542
Alliance Financial Corp.	160	4,538
Kohlberg Capital Corp.	714	4,512
American Safety Insurance Holdings Ltd.*	330	4,491
Medallion Financial Corp.	582	4,452
Asset Acceptance Capital Corp.*	576	4,429
Ohio Valley Banc Corp.	150	4,401
Avatar Holdings, Inc.*	242	4,397
JMP Group, Inc.	570	4,383
Penns Woods Bancorp, Inc.	150	4,371
Wilshire Bancorp, Inc.	755	4,341
Yadkin Valley Financial Corp.	628	4,339
State Bancorp, Inc.	574	4,339
FCStone Group, Inc.*	1,092	4,313

30	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Kansas City Life Insurance Co.	160	$4,306
Gladstone Commercial Corp.	330	4,277
First Financial Holdings, Inc.	452	4,249
Oceanfirst Financial Corp.	353	4,225
Epoch Holding Corp.	489	4,225
Merchants Bancshares, Inc.	190	4,216
Central Pacific Financial Corp.	1,121	4,204
Home Bancorp, Inc.*	350	4,179
First Defiance Financial Corp.	320	4,160
Gladstone Investment Corp.	860	4,154
Sanders Morris Harris Group	755	4,153
Hersha Hospitality Trust	1,660	4,117
Life Partners Holdings, Inc.	290	4,112
FBL Financial Group, Inc. — Class A	496	4,097
Roma Financial Corp.	320	4,077
Winthrop Realty Trust	452	4,036
Enterprise Financial Services Corp.	437	3,972
Cape Bancorp, Inc.*	460	3,970
EMC Insurance Group, Inc.	190	3,954
South Financial Group, Inc.	3,313	3,942
Guaranty Bancorp*	2,037	3,891
Crawford & Co. — Class B*	810	3,888
Clifton Savings Bancorp, Inc.	360	3,874
Pacific Capital Bancorp	1,806	3,865
Glimcher Realty Trust	1,330	3,857
First South Bancorp, Inc.	321	3,724
NASB Financial, Inc.	130	3,718
Main Street Capital Corp.	270	3,696
Dynex Capital, Inc.	440	3,608
National Interstate Corp.	236	3,582
Diamond Hill Investment Group, Inc.*	89	3,576
Sierra Bancorp	280	3,536
Center Bancorp, Inc.	430	3,505
Rockville Financial, Inc.	320	3,504
Mercer Insurance Group, Inc.	220	3,498
Citizens Banking Corp.*	4,911	3,487
Washington Banking Co.	370	3,485
Northrim BanCorp, Inc.	250	3,480
Metro Bancorp, Inc.*	180	3,467
RAIT Investment Trust	2,518	3,450
Associated Estates Realty Corp.	578	3,445
Bar Harbor Bankshares	110	3,394
Virtus Investment Partners, Inc.*	231	3,393
Bank of Kentucky Financial Corp.	120	3,360
Ameris Bancorp	530	3,350
Eagle Bancorp, Inc.*	380	3,333
Chicopee Bancorp, Inc.*	250	3,243
Strategic Hotel Capital, Inc.	2,915	3,236
Legacy Bancorp, Inc.	290	3,219
Triangle Capital Corp.	290	3,167
FBR Capital Markets Corp.*	670	3,149

		MARKET
	SHARES	VALUE

BlackRock Kelso Capital Corp.	490	$3,053
West Bancorporation, Inc.	610	3,050
Midsouth Bancorp, Inc.	180	3,024
Premierwest Bancorp	844	2,861
Peoples Financial Corp.	150	2,850
Rewards Network, Inc.*	750	2,835
Meridian Interstate Bancorp, Inc.*	380	2,831
Eastern Insurance Holdings, Inc.	300	2,823
First Financial Service Corp.	160	2,786
Bancorp Rhode Island, Inc.	140	2,759
International Assets Holding Corp.*	185	2,751
UMH Properties, Inc.	340	2,710
Gramercy Capital Corp.*	1,661	2,674
Hallmark Financial Services, Inc.*	370	2,646
NYMAGIC, Inc.	190	2,637
Sun Bancorp, Inc.*	500	2,590
Resource Capital Corp.	808	2,586
Centerstate Banks of Florida, Inc.	348	2,582
Century Bancorp, Inc.	140	2,582
Bancorp, Inc.*	430	2,580
Resource America, Inc. — Class A	479	2,577
Auburn National Bancorporation, Inc.	90	2,565
Universal Insurance Holdings, Inc.	510	2,560
Wilber Corp.	230	2,553
Heritage Financial Corp.	220	2,543
Care Investment Trust, Inc.	480	2,496
Old Second Bancorp, Inc.	420	2,478
Tree.com, Inc.*	250	2,400
Enterprise Bancorp, Inc.	200	2,360
Banner Corp.	598	2,284
Pzena Investment Management, Inc. — Class A	296	2,244
Norwood Financial Corp.	70	2,195
Republic First Bancorp, Inc.*	280	2,184
NewStar Financial, Inc.*	1,083	2,069
Fox Chase Bancorp, Inc.*	210	2,014
Ampal American Israel — Class A*	823	2,008
Cardtronics, Inc.*	520	1,981
Anthracite Capital, Inc.	3,065	1,900
Prudential Bancorp of Pennsylvania, Inc.	160	1,890
Northeast Community Bancorp, Inc.	230	1,865
Flagstar Bancorp, Inc.*	2,600	1,768
Primus Guaranty Ltd.*	720	1,699
Independence Holding Co.	248	1,577
Porter Bancorp, Inc.	100	1,515
Old Point Financial Corp.	80	1,480
K-Fed Bancorp	160	1,469
Kentucky First Federal Bancorp	120	1,458
CompuCredit Holdings Corp.*	630	1,449

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	31

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

First Acceptance Corp.*	648	$1,380
First California Financial Group, Inc.*	220	1,357
Brooklyn Federal Bancorp, Inc.	120	1,350
Santander BanCorp*	170	1,183
American Realty Investors, Inc.*	100	1,020
Cheviot Financial Corp.	110	880
Waterstone Financial, Inc.*	277	823
California First National Bancorp.	70	798
Heritage Financial Group	80	686
QC Holdings, Inc.	130	668
Transcontinental Realty Investors, Inc.*	50	604
Doral Financial Corp.*	214	535

Total Financials		5,679,053

INDUSTRIALS 12.1%
Tetra Tech, Inc.*	2,341	67,070
Watson Wyatt & Co., Holdings	1,658	62,225
Clarcor, Inc.	1,979	57,767
Regal-Beloit Corp.	1,386	55,052
GrafTech International Ltd.*	4,673	52,852
Curtiss-Wright Corp.	1,757	52,236
EMCOR Group, Inc.*	2,560	51,507
Nordson Corp.	1,310	50,645
Brady Corp. — Class A	1,860	46,723
Woodward Governor Co.	2,338	46,292
ESCO Technologies, Inc.*	1,023	45,830
Teledyne Technologies, Inc.*	1,397	45,752
Watsco, Inc.	933	45,652
Acuity Brands, Inc.	1,590	44,599
Granite Construction, Inc.	1,332	44,329
American Superconductor Corp.*	1,686	44,257
Baldor Electric Co.	1,815	43,179
Clean Harbors, Inc.*	795	42,922
Moog, Inc. — Class A*	1,648	42,535
Kaydon Corp.	1,290	42,002
Huron Consulting Group, Inc.*	842	38,926
JetBlue Airways Corp.*	8,951	38,221
Geo Group, Inc.*	1,986	36,900
Knight Transportation, Inc.	2,218	36,708
Old Dominion Freight Line, Inc.*	1,085	36,423
Hexcel Corp.*	3,753	35,766
Genesee & Wyoming, Inc. — Class A*	1,268	33,615
Orbital Sciences Corp.*	2,190	33,222
Heico Corp.	896	32,489
ABM Industries, Inc.	1,790	32,345
Applied Industrial Technologies, Inc.	1,640	32,308
United Stationers, Inc.*	925	32,264
Herman Miller, Inc.	2,090	32,061
Simpson Manufacturing Company, Inc.	1,482	32,041
HNI Corp.	1,743	31,479

		MARKET
	SHARES	VALUE

Esterline Technologies Corp.*	1,151	$31,158
CoStar Group, Inc.*	775	30,899
Belden CDT, Inc.	1,811	30,244
Otter Tail Power Co.	1,380	30,139
Healthcare Services Group	1,681	30,056
Mueller Industries, Inc.	1,445	30,056
Resources Connection, Inc.*	1,749	30,030
Werner Enterprises, Inc.	1,650	29,898
HUB Group, Inc. — Class A*	1,440	29,722
Rollins, Inc.	1,696	29,358
Heartland Express, Inc.	1,960	28,851
AirTran Holdings, Inc.*	4,660	28,845
EnerSys*	1,566	28,486
Middleby Corp.*	630	27,670
A.O. Smith Corp.	847	27,587
MPS Group, Inc.*	3,590	27,428
Corporate Executive Board Co.	1,320	27,403
EnergySolutions, Inc.	2,928	26,938
Actuant Corp. — Class A	2,206	26,913
Triumph Group, Inc.	654	26,160
Briggs & Stratton Corp.	1,940	25,880
Arkansas Best Corp.	982	25,876
Alaska Air Group, Inc.*	1,409	25,728
Insituform Technologies, Inc. — Class A*	1,506	25,557
Deluxe Corp.	1,994	25,543
Beacon Roofing Supply, Inc.*	1,754	25,363
Energy Conversion Devices, Inc.*	1,777	25,145
Navigant Consulting, Inc.*	1,942	25,091
Mine Safety Appliances Co.	1,040	25,064
Universal Forest Products, Inc.	753	24,917
Watts Industries, Inc. — Class A	1,138	24,512
Sykes Enterprises, Inc.*	1,353	24,476
Ameron International Corp.	364	24,403
American Science & Engineering, Inc.	350	24,192
Force Protection, Inc.*	2,721	24,054
AAR Corp.*	1,496	24,011
Allegiant Travel Co.*	604	23,943
Forward Air Corp.	1,119	23,857
Badger Meter, Inc.	580	23,780
Mastec, Inc.*	2,019	23,663
Franklin Electric Company, Inc.	903	23,406
Avis Budget Group, Inc.*	3,960	22,374
SkyWest, Inc.	2,160	22,032
Genco Shipping & Trading Ltd.	1,002	21,763
Cubic Corp.	608	21,760
II-Vi, Inc.*	972	21,549
Barnes Group, Inc.	1,810	21,521
Astec Industries, Inc.*	700	20,783
Mobile Mini, Inc.*	1,385	20,318
Chart Industries, Inc.*	1,098	19,962
Robbins & Myers, Inc.	1,030	19,827
Axsys Technologies, Inc.*	368	19,740
Administaff, Inc.	819	19,058

32	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.
1

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Korn/Ferry International, Inc.*	1,740	$18,514
UAL Corp.*	5,590	17,832
Ceradyne, Inc.*	1,000	17,660
Mcgrath Rentcorp	924	17,611
Tutor Perini Corp.*	1,000	17,360
Interline Brands, Inc.*	1,257	17,196
RBC Bearings, Inc.*	838	17,137
GeoEye, Inc.*	720	16,963
Dycom Industries, Inc.*	1,520	16,826
Mueller Water Products, Inc. — Class A	4,493	16,804
Kaman Corp. — Class A	1,002	16,733
Quanex Building Products Corp.	1,465	16,437
Aerovironment, Inc.*	525	16,201
Steelcase, Inc. — Class A	2,780	16,180
AZZ, Inc.*	469	16,138
DynCorp International, Inc. — Class A*	958	16,085
Lindsay Manufacturing Co.	482	15,954
Raven Industries, Inc.	623	15,949
Orion Marine Group, Inc.*	839	15,941
Evergreen Solar, Inc.*	7,297	15,834
Circor International, Inc.	660	15,583
Atlas Air Worldwide Holdings Company., Inc.*	669	15,514
Layne Christensen Co.*	757	15,481
Advisory Board Co.*	600	15,420
Comfort Systems USA, Inc.	1,500	15,375
Tredegar Corp.	1,153	15,358
G & K Services, Inc. — Class A	725	15,334
Encore Wire Corp.	715	15,265
United Rentals, Inc.*	2,340	15,187
Stanley, Inc.*	453	14,895
School Specialty, Inc.*	731	14,773
Federal Signal Corp.	1,889	14,451
Rush Enterprises, Inc. — Class A*	1,240	14,446
TrueBlue, Inc.*	1,700	14,280
Griffon Corp.*	1,690	14,061
EnPro Industries, Inc.*	780	14,048
Knoll, Inc.	1,830	13,871
Viad Corp.	803	13,828
Broadwind Energy, Inc.*	1,220	13,810
MYR Group, Inc.*	670	13,547
John Bean Technologies Corp.	1,070	13,396
Aircastle Ltd.	1,817	13,355
Apogee Enterprises, Inc.	1,080	13,284
Tennant Co.	717	13,186
Michael Baker Corp.*	310	13,132
Exponent, Inc.*	533	13,064
Amerco, Inc.*	350	13,002
Blount International, Inc.*	1,493	12,855
American Ecology Corp.	714	12,795
RSC Holdings, Inc.*	1,901	12,775
Applied Signal Technology, Inc.	497	12,678

		MARKET
	SHARES	VALUE

Ennis Business Forms Inc.	1,010	$12,585
Northwest Pipe Co.*	359	12,479
Marten Transport Ltd.*	600	12,456
US Airways Group, Inc.*	5,117	12,434
Hawaiian Holdings, Inc.*	2,009	12,094
CBIZ, Inc.*	1,696	12,076
Heidrick & Struggles International, Inc.	660	12,045
Albany International Corp. — Class A	1,050	11,949
CRA International, Inc.*	425	11,798
LB Foster Co. — Class A*	390	11,727
Interface, Inc. — Class A	1,890	11,718
American Reprographics Co.*	1,406	11,698
Dollar Thrifty Automotive Group, Inc.*	836	11,662
Team, Inc.*	727	11,392
Seaboard Corp.	10	11,220
Gorman-Rupp Co.	556	11,215
Kelly Services, Inc.	1,023	11,202
ATC Technology Corp.*	769	11,150
Powell Industries, Inc.*	298	11,047
Taser International, Inc.*	2,410	10,990
DigitalGlobe, Inc.*	570	10,944
Argon ST, Inc.*	525	10,799
FuelCell Energy, Inc.*	2,530	10,575
Titan International, Inc.	1,374	10,264
Ener1, Inc.*	1,863	10,172
H&E Equipment Services, Inc.*	1,065	9,958
EnerNOC, Inc.*	456	9,882
Polypore International, Inc.*	879	9,774
Acacia Research — Acacia Technologies.*	1,240	9,759
Dynamic Materials Corp.	498	9,601
Saia, Inc.*	532	9,581
American Woodmark Corp.	400	9,580
AAON, Inc.	480	9,562
ICF International, Inc.*	341	9,408
Columbus McKinnon Corp. — Class A*	741	9,374
Energy Recovery, Inc.*	1,300	9,204
Kforce, Inc.*	1,110	9,180
Republic Airways Holdings, Inc.*	1,340	8,750
Eagle Bulk Shipping, Inc.	1,833	8,597
M&F Worldwide Corp.*	420	8,400
Spherion Corp.*	2,006	8,265
Houston Wire & Cable Co.	686	8,170
Microvision, Inc.*	2,655	8,151
Trex Company, Inc.*	604	8,075
Ladish Company, Inc.*	616	7,990
K-Tron International, Inc.*	100	7,968
Cenveo, Inc.*	1,881	7,957
Ampco-Pittsburgh Corp.	335	7,856
Altra Holdings, Inc.*	1,045	7,827

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	33
2

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Sun Hydraulics Corp.	482	$7,794
Ducommun, Inc.	413	7,760
Freightcar America, Inc.	460	7,733
Sterling Construction Company, Inc.*	506	7,722
Kimball International, Inc. — Class B	1,237	7,719
Pike Electric Corp.*	640	7,712
Advanced Battery Technologies, Inc.*	1,876	7,542
Great Lakes Dredge & Dock Corp. Co.	1,553	7,423
Gibraltar Industries, Inc.	1,053	7,234
Celadon Group, Inc.*	860	7,215
Colfax Corp.*	917	7,079
Tecumseh Products Co. — Class A*	725	7,040
Cornell Companies, Inc.*	433	7,019
Bowne & Company, Inc.	1,065	6,933
Harbin Electric, Inc.*	440	6,882
Fuel Tech, Inc.*	690	6,693
China Fire & Security Group, Inc.*	544	6,620
Consolidated Graphics, Inc.*	380	6,620
GT Solar International, Inc.*	1,217	6,474
Aceto Corp.	962	6,417
TAL International Group, Inc.	588	6,409
First Advantage Corp. — Class A*	418	6,358
Titan Machinery, Inc.*	500	6,345
Furmanite Corp.*	1,416	6,315
Met-Pro Corp.	570	6,167
NACCO Industries, Inc. — Class A	210	6,031
ACCO Brands Corp.*	2,116	5,967
Courier Corp.	390	5,951
Herley Industries, Inc.*	535	5,869
Dynamex, Inc.*	378	5,817
Insteel Industries, Inc.	677	5,578
Standex International Corp.	479	5,556
International Shipholding Corp.	206	5,554
Cascade Corp.	350	5,505
Vicor Corp.	762	5,502
American Commercial Lines, Inc.*	354	5,480
On Assignment, Inc.*	1,398	5,466
Kadant, Inc.*	480	5,419
CDI Corp.	470	5,240
Graham Corp.	392	5,214
Perma-Fix Environmental Services*	2,100	5,082
APAC Teleservices, Inc.*	990	5,079
Fushi Copperweld, Inc.*	607	5,020
Air Transport Services Group, Inc.*	2,160	5,011
3D Systems Corp.*	695	5,011
Metalico, Inc.*	1,053	4,907

		MARKET
	SHARES	VALUE

Multi-Color Corp.	399	$4,892
Standard Parking Corp.*	290	4,724
Ascent Solar Technologies, Inc.*	600	4,692
Greenbrier Companies, Inc.	650	4,673
Innerworkings, Inc.*	960	4,560
Horizon Lines, Inc. — Class A	1,174	4,532
LaBarge, Inc.*	486	4,505
PMFG, Inc.*	507	4,467
Power-One, Inc.*	2,995	4,463
Schawk, Inc.	580	4,356
VSE Corp.	165	4,316
China BAK Battery, Inc.*	1,463	4,316
Hill International, Inc.*	970	4,171
Textainer Group Holdings Ltd.	360	4,165
Argan, Inc.*	290	4,098
TBS International Ltd. — Class A*	522	4,077
USA Truck, Inc.*	300	4,059
LSI Industries, Inc.	734	4,000
YRC Worldwide, Inc.*	2,310	3,996
Preformed Line Products Co.	90	3,965
Hurco Companies, Inc.*	250	3,907
Diamond Management & Technology Consultants	930	3,906
Flanders Corp.*	638	3,898
Eastern Co.	230	3,795
Gencorp, Inc.*	1,960	3,744
Astronics Corp.*	360	3,740
Ultrapetrol Bahamas Ltd.*	840	3,721
Todd Shipyards Corp.	220	3,663
Patriot Transportation Holding, Inc.*	50	3,646
Satcon Technology Corp.*	2,000	3,600
Universal Truckload Services, Inc.	230	3,599
GP Strategies Corp.*	610	3,593
Waste Services, Inc.*	690	3,574
DXP Enterprises, Inc.*	305	3,498
Valence Technology, Inc.*	1,950	3,490
Miller Industries, Inc. — Class A*	390	3,432
Flow International Corp.*	1,458	3,426
COMSYS IT Partners, Inc.*	578	3,381
Ultralife Batteries, Inc.*	470	3,370
Odyssey Marine Exploration, Inc.*	2,071	3,314
LMI Aerospace, Inc.*	326	3,299
Barrett Business Services, Inc.	300	3,150
ICT Group, Inc.*	360	3,143
Franklin Covey Co.*	500	3,115
Pacer International, Inc.	1,365	3,044
American Railcar Industries, Inc.	365	3,015
North American Galvanizing & Coating, Inc.*	490	2,969
Volt Information Sciences, Inc.*	470	2,947
PowerSecure International, Inc.*	674	2,871
Chase Corp.	240	2,856
Sauer, Inc.	438	2,685

34	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Builders FirstSource, Inc.*	626	$2,604
Portec Rail Products, Inc.	260	2,561
Alamo Group, Inc.	253	2,555
Orion Energy Systems, Inc.*	677	2,539
Primoris Services Corp.	320	2,374
Willis Lease Finance Corp.*	180	2,362
Lawson Products, Inc.	160	2,274
Twin Disc, Inc.	328	2,234
Standard Register Co.	680	2,217
NCI Building Systems, Inc.*	770	2,033
Trimas Corp.*	601	2,025
CAI International, Inc.*	383	1,953
SmartHeat, Inc.*	260	1,781
Integrated Electrical Services, Inc.*	220	1,718
Omega Flex, Inc.	110	1,668
BlueLinx Holdings, Inc.*	450	1,350
United Capital Corp.*	70	1,282
Heritage-Crystal Clean, Inc.*	100	1,215
Amrep Corp. PLC*	50	551

Total Industrials		4,638,345

HEALTH CARE 11.5%
Owens & Minor, Inc.	1,617	70,857
NuVasive, Inc.*	1,421	63,377
Onyx Pharmaceuticals, Inc.*	2,206	62,342
Isis Pharmaceuticals, Inc.*	3,620	59,730
Steris Corp.	2,268	59,149
Thoratec Corp.*	2,195	58,782
Haemonetics Corp.*	1,000	57,000
AMERIGROUP Corp.*	2,059	55,284
Quality Systems, Inc.	921	52,460
Auxilium Pharmaceuticals, Inc.*	1,658	52,028
Psychiatric Solutions, Inc.*	2,188	49,755
Healthsouth Corp.*	3,433	49,573
athenahealth, Inc.*	1,304	48,261
Masimo Corp.*	1,968	47,448
American Medical Systems Holdings, Inc.*	2,873	45,393
Magellan Health Services, Inc.*	1,370	44,963
West Pharmaceutical Services, Inc.	1,274	44,399
Varian, Inc.*	1,120	44,162
Regeneron Pharmaceuticals, Inc.*	2,454	43,976
PSS World Medical, Inc.*	2,310	42,758
Dionex Corp.*	690	42,111
Medarex, Inc.*	4,999	41,742
Acorda Therapeutics, Inc.*	1,480	41,721
HMS Holdings Corp.*	1,013	41,249
Cubist Pharmaceuticals, Inc.*	2,238	41,023
Alkermes, Inc.*	3,675	39,763
Eclipsys Corp.*	2,178	38,725
Immucor, Inc.*	2,742	37,730
Medicis Pharmaceutical Corp. — Class A	2,289	37,356

		MARKET
	SHARES	VALUE

PDL BioPharma, Inc.	4,642	$36,672
AMAG Pharmaceuticals, Inc.*	658	35,973
Meridian Bioscience, Inc.	1,575	35,563
Catalyst Health Solutions, Inc.*	1,423	35,490
Amedisys, Inc.*	1,065	35,166
Chemed Corp.	883	34,861
Centene Corp.*	1,671	33,387
Savient Pharmaceuticals, Inc.*	2,361	32,723
Parexel International Corp.*	2,240	32,211
Alnylam Pharmaceuticals, Inc.*	1,398	31,133
Cell Therapeutics, Inc.*	17,950	30,874
WellCare Health Plans, Inc.*	1,640	30,324
Theravance, Inc.*	2,069	30,290
MedAssets, Inc.*	1,535	29,856
Luminex Corp.*	1,609	29,831
ev3, Inc.*	2,755	29,534
Martek Biosciences Corp.	1,290	27,283
Seattle Genetics, Inc.*	2,778	27,002
Geron Corp.*	3,462	26,554
Volcano Corp.*	1,877	26,240
AmSurg Corp.*	1,190	25,514
Phase Forward, Inc.*	1,685	25,460
Medivation, Inc.*	1,121	25,122
Cougar Biotechnology, Inc.*	576	24,745
XenoPort, Inc.*	1,060	24,560
Celera Corp.*	3,179	24,256
Wright Medical Group, Inc.*	1,485	24,146
Align Technology, Inc.*	2,268	24,041
Nektar Therapeutics*	3,605	23,360
PharMerica Corp.*	1,185	23,262
InterMune, Inc.*	1,480	22,496
Landauer, Inc.	359	22,021
Cepheid, Inc.*	2,248	21,176
Genoptix, Inc.*	654	20,921
Healthspring, Inc.*	1,898	20,612
Par Pharmaceutical Companies, Inc.*	1,350	20,452
Greatbatch, Inc.*	903	20,417
ICU Medical, Inc.*	495	20,369
Exelixis, Inc.*	4,145	20,186
Allos Therapeutics, Inc.*	2,423	20,087
Conceptus, Inc.*	1,187	20,060
Invacare Corp.	1,120	19,768
Integra LifeSciences Holdings Corp.*	734	19,458
Kindred Healthcare, Inc.*	1,522	18,827
Gentiva Health Services, Inc.*	1,125	18,517
Salix Pharmaceuticals Ltd.*	1,875	18,506
Analogic Corp.	500	18,475
Viropharma, Inc.*	3,015	17,879
Merit Medical Systems, Inc.*	1,094	17,832
Healthways, Inc.*	1,310	17,619
inVentiv Health, Inc.*	1,302	17,616
Cyberonics, Inc.*	1,059	17,611

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	35
4

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Bruker BioSciences Corp.*	1,900	$17,594
Conmed Corp.*	1,133	17,584
Abaxis, Inc.*	848	17,418
Impax Laboratories, Inc.*	2,360	17,370
Rigel Pharmaceuticals, Inc.*	1,430	17,332
RehabCare Group, Inc.*	720	17,230
Medicines Co.*	2,048	17,183
ImmunoGen, Inc.*	1,986	17,099
MannKind Corp.*	2,053	17,060
Halozyme Therapeutics, Inc.*	2,440	17,007
IPC The Hospitalist Co., Inc.*	635	16,948
Optimer Pharmaceuticals, Inc.*	1,114	16,677
Momenta Pharmaceuticals, Inc.*	1,372	16,505
Vivus, Inc.*	2,709	16,471
Orthofix International NV*	658	16,457
Affymetrix, Inc.*	2,748	16,296
Zoll Medical Corp.*	819	15,839
Arena Pharmaceuticals, Inc.*	3,109	15,514
Human Genome Sciences, Inc.*	5,276	15,089
CardioNet, Inc.*	920	15,014
MWI Veterinary Supply, Inc.*	425	14,815
Neogen Corp.*	510	14,780
Quidel Corp.*	1,000	14,560
Computer Programs & Systems, Inc.	380	14,558
Bio-Reference Labs, Inc.*	458	14,477
Emergency Medical Services Corp. — Class A*	390	14,360
Sun Healthcare Group, Inc.*	1,692	14,280
Res-Care, Inc.*	978	13,985
Cypress Bioscience, Inc.*	1,483	13,970
Enzon Pharmaceuticals, Inc.*	1,765	13,891
Noven Pharmaceuticals, Inc.*	970	13,871
SurModics, Inc.*	597	13,510
SonoSite, Inc.*	670	13,440
Hanger Orthopedic Group, Inc.*	980	13,318
Omnicell, Inc.*	1,233	13,255
Orthovita, Inc.*	2,570	13,236
Sirona Dental Systems, Inc.*	660	13,193
LHC Group, Inc.*	593	13,171
Odyssey HealthCare, Inc.*	1,281	13,169
Symmetry Medical, Inc.*	1,387	12,927
Angiodynamics, Inc.*	952	12,633
Ligand Pharmaceuticals, Inc. — Class B*	4,398	12,578
Natus Medical, Inc.*	1,088	12,556
Triple-S Management Corp. — Class B*	800	12,472
Vanda Pharmaceuticals, Inc.*	1,040	12,241
Molina Healthcare, Inc.*	510	12,199
National Healthcare Corp.	310	11,761
Air Methods Corp.*	422	11,546
Questcor Pharmaceuticals, Inc.*	2,235	11,175
DexCom, Inc.*	1,776	10,993

		MARKET
	SHARES	VALUE

Hemispherx Biopharma, Inc.*	4,300	$10,922
Abiomed, Inc.*	1,200	10,584
Palomar Medical Technologies, Inc.*	705	10,335
Accuray, Inc.*	1,545	10,305
eResearch Technology, Inc.*	1,650	10,247
Emeritus Corp.*	774	10,225
Affymax, Inc.*	540	9,952
Arqule, Inc.*	1,606	9,861
Spectrum Pharmaceuticals, Inc.*	1,270	9,716
BioScrip, Inc.*	1,630	9,650
Genomic Health, Inc.*	554	9,601
Cadence Pharmaceuticals, Inc.*	960	9,590
Synovis Life Technologies, Inc.*	450	9,347
Sequenom, Inc.*	2,384	9,321
Universal American Financial Corp.*	1,050	9,156
Incyte Corp.*	2,780	9,146
Pharmasset, Inc.*	810	9,113
Inspire Pharmaceuticals, Inc.*	1,638	9,107
RTI Biologics, Inc.*	2,109	9,048
Emergent Biosolutions, Inc.*	630	9,028
Facet Biotech Corp.*	946	8,788
Osiris Therapeutics, Inc.*	646	8,676
NPS Pharmaceuticals, Inc.*	1,851	8,626
Ardea Biosciences, Inc.*	546	8,594
SIGA Technologies, Inc.*	1,010	8,524
Kensey Nash Corp.*	320	8,387
Cross Country Healthcare, Inc.*	1,205	8,278
IRIS International, Inc.*	697	8,225
Micromet, Inc.*	1,650	8,217
AMN Healthcare Services, Inc.*	1,270	8,103
Atrion Corp.	60	8,045
Cantel Medical Corp.*	489	7,936
Sangamo Biosciences, Inc.*	1,602	7,914
Novavax, Inc.*	2,400	7,872
Insulet Corp.*	1,015	7,816
Pozen, Inc.*	1,016	7,803
Somanetics Corp.*	472	7,793
Albany Molecular Research, Inc.*	913	7,660
Durect Corp.*	3,195	7,604
Alliance Imaging, Inc.*	1,021	7,484
Almost Family, Inc.*	280	7,311
Pain Therapeutics, Inc.*	1,347	7,233
Kendle International, Inc.*	583	7,136
GTx, Inc.*	739	6,821
Medcath Corp.*	580	6,821
StemCells, Inc.*	4,010	6,817
Amicus Therapeutics, Inc.*	591	6,767
Zymogenetics, Inc.*	1,465	6,739
US Physical Therapy, Inc.*	450	6,638
Maxygen Inc.*	984	6,612
Corvel Corp.*	290	6,603
Repligen Corp.*	1,190	6,545

36	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Chindex International, Inc.*	525	$6,494
Depomed, Inc.*	1,991	6,471
Immunomedics, Inc.*	2,541	6,454
Vital Images, Inc.*	561	6,367
Medical Action Industries, Inc.*	549	6,286
Accelrys, Inc.*	1,059	6,259
Spectranetics Corp.*	1,254	6,182
Ensign Group, Inc.	433	6,162
Metabolix, Inc.*	749	6,157
CryoLife, Inc.*	1,103	6,111
Protalix BioTherapeutics, Inc.*	1,340	6,057
Ats Medical, Inc.*	1,840	6,054
BMP Sunstone Corp.*	1,261	5,977
I-Flow Corp.*	846	5,871
Array Biopharma, Inc.*	1,868	5,866
Bovie Medical Corp.*	660	5,749
Assisted Living Concepts, Inc. — Class A*	395	5,747
Endologix, Inc.*	1,710	5,711
Enzo Biochem, Inc.*	1,282	5,679
Santarus, Inc.*	2,010	5,668
Skilled Healthcare Group, Inc. — Class A*	751	5,633
Micrus Endovascular Corp.*	614	5,551
ISTA Pharmaceuticals, Inc.*	1,290	5,418
Ariad Pharmaceuticals, Inc.*	3,383	5,379
Electro-Optical Sciences, Inc.*	690	5,375
Poniard Pharmaceuticals, Inc.*	900	5,373
Progenics Pharmaceuticals, Inc.*	1,042	5,366
NxStage Medical, Inc.*	890	5,251
AVANIR Pharmaceuticals, Inc. — Class A*	2,360	5,239
Rochester Medical Corp.*	390	5,226
America Service Group, Inc.*	320	5,142
HeartWare International, Inc.*	180	5,024
TomoTherapy, Inc.*	1,795	4,936
Vascular Solutions, Inc.*	630	4,927
Neurocrine Biosciences, Inc.*	1,523	4,919
Idera Pharmaceuticals, Inc.*	838	4,911
BioMimetic Therapeutics, Inc.*	530	4,897
Obagi Medical Products, Inc.*	670	4,884
Dyax Corp.*	2,282	4,883
Clinical Data, Inc.*	442	4,871
Insmed, Inc.*	4,860	4,860
Hansen Medical, Inc.*	982	4,851
Nabi Biopharmaceuticals*	1,998	4,835
Cytokinetics, Inc.*	1,703	4,819
Discovery Laboratories, Inc.*	4,646	4,785
AVI BioPharma, Inc.*	2,990	4,724
Cambrex Corp.*	1,145	4,717
KV Pharmaceutical Co.*	1,448	4,648
SuperGen, Inc.*	2,300	4,623
MAKO Surgical Corp.*	510	4,600
Exactech, Inc.*	317	4,597

		MARKET
	SHARES	VALUE

ALLION Healthcare, Inc.*	770	$4,582
Young Innovations, Inc.	210	4,576
American Dental Partners, Inc.*	500	4,535
Providence Service Corp.*	410	4,490
Cutera, Inc.*	520	4,482
Orasure Technologies, Inc.*	1,780	4,397
Merge Healthcare, Inc.*	1,010	4,343
Myriad Pharmaceuticals, Inc.*	933	4,336
Clarient, Inc.*	1,160	4,315
Rockwell Medical Technologies, Inc.*	550	4,153
Infinity Pharmaceuticals, Inc.*	700	4,088
Aspect Medical Systems, Inc.*	680	4,019
Capital Senior Living Corp.*	877	3,990
Orexigen Therapeutics, Inc.*	775	3,976
Idenix Pharmaceuticals, Inc.*	1,078	3,967
Curis, Inc.*	2,470	3,927
Stereotaxis, Inc.*	1,010	3,919
Chelsea Therapeutics International, Inc.*	920	3,873
Lexicon Genetics, Inc.*	3,108	3,854
Alphatec Holdings, Inc.*	1,157	3,841
AMICAS, Inc.*	1,370	3,809
Transcend Services, Inc.*	240	3,804
Cytori Therapeutics, Inc.*	1,053	3,801
Allied Healthcare International, Inc.*	1,750	3,798
Harvard Bioscience, Inc.*	950	3,753
MAP Pharmaceuticals, Inc.*	300	3,666
Health Grades, Inc.*	920	3,597
SciClone Pharmaceuticals*	1,390	3,558
OncoGenex Pharmaceutical, Inc.*	160	3,501
Vical, Inc.*	1,290	3,496
Molecular Insight Pharmaceuticals, Inc.*	660	3,412
ARYx Therapeutics, Inc.*	810	3,345
BioCryst Pharmaceuticals, Inc.*	830	3,345
Biospecifics Technologies Corp.*	140	3,336
Utah Medical Products, Inc.	120	3,205
Adolor Corp.*	1,802	3,172
TranS1, Inc.*	508	3,165
Metropolitan Health Networks, Inc.*	1,570	3,156
Delcath Systems, Inc.*	880	3,150
Celldex Therapeutics, Inc.*	400	3,128
Cardiac Science Corp.*	778	3,128
NovaMed, Inc.*	780	3,081
Biodel, Inc.*	589	3,039
Nighthawk Radiology Holdings, Inc.*	820	3,034
Cynosure, Inc.*	385	2,945
Sunrise Senior Living, Inc.*	1,761	2,906
Cardium Therapeutics, Inc.*	1,510	2,794
Home Diagnostics, Inc.*	450	2,763

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	37
6

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Hi-Tech Pharmacal Co., Inc.*	310	$2,759
Cornerstone Therapeutics, Inc.*	250	2,745
LCA-Vision, Inc.*	640	2,701
Cardiovascular Systems, Inc.*	350	2,699
Lannet Company, Inc.*	390	2,672
Repros Therapeutics, Inc.*	370	2,660
Continucare Corp.*	1,140	2,656
Akorn, Inc.*	2,191	2,629
Opko Health, Inc.*	1,480	2,620
Life Sciences Research, Inc.*	362	2,596
Sucampo Pharmaceuticals, Inc. — Class A*	419	2,585
RadNet, Inc.*	1,128	2,538
BioDelivery Sciences International, Inc.*	370	2,468
Javelin Pharmaceuticals, Inc.*	1,949	2,397
OXiGENE, Inc.*	1,060	2,311
NeurogesX, Inc.*	400	2,256
MedQuist, Inc.	360	2,189
Virtual Radiologic Corp.*	240	2,167
Matrixx Initiatives, Inc.*	370	2,068
EnteroMedics, Inc.*	590	1,965
Nanosphere, Inc.*	400	1,964
Acura Pharmaceuticals, Inc.*	320	1,914
MiddleBrook Pharmaceuticals, Inc.*	1,411	1,905
American Caresource Holdings, Inc.*	410	1,533
Synta Pharmaceuticals Corp.*	645	1,490
National Research Corp.	60	1,464
Caraco Pharm Labs, Inc.*	400	1,228

Total Health Care		4,403,019

CONSUMER DISCRETIONARY 9.9%
Bally Technologies, Inc.*	2,125	63,580
Tupperware Brands Corp.	2,428	63,177
Warnaco Group, Inc.*	1,779	57,640
Tractor Supply Co.*	1,386	57,270
Carter’s, Inc.*	2,200	54,142
J Crew Group, Inc.*	1,955	52,824
Corinthian Colleges, Inc.*	3,110	52,652
Jack in the Box, Inc.*	2,220	49,839
Rent-A-Center, Inc.*	2,574	45,894
Fossil, Inc.*	1,822	43,874
Wolverine World Wide, Inc.	1,914	42,223
Cheesecake Factory, Inc.*	2,326	40,240
Gymboree Corp.*	1,130	40,092
Men’s Wearhouse, Inc.	2,023	38,801
Polaris Industries, Inc.	1,190	38,223
Tempur-Pedic International, Inc.	2,915	38,099
Matthews International Corp. — Class A	1,185	36,877
Sotheby’s Holdings, Inc. — Class A	2,600	36,686
Collective Brands, Inc.*	2,488	36,250

		MARKET
	SHARES	VALUE

Iconix Brand Group, Inc.*	2,332	$35,866
Deckers Outdoor Corp.*	509	35,767
Jones Apparel Group, Inc.	3,320	35,624
Bob Evans Farms, Inc.	1,187	34,114
Capella Education Co.*	568	34,052
Coinstar, Inc.*	1,175	31,372
Buckle, Inc.	986	31,325
Life Time Fitness, Inc.*	1,564	31,296
Pool Corp.	1,881	31,149
Eastman Kodak Co.	10,420	30,843
Vail Resorts, Inc.*	1,136	30,468
Regis Corp.	1,702	29,632
P.F. Chang’s China Bistro, Inc.*	920	29,495
Under Armour, Inc.*	1,293	28,937
American Public Education, Inc.*	715	28,321
Ryland Group, Inc.	1,669	28,039
CEC Entertainment, Inc.*	895	26,385
Orient-Express Hotels Ltd. — Class A	2,990	25,385
Dress Barn, Inc.*	1,738	24,853
99 Cents Only Stores*	1,822	24,743
Children’s Place Retail Stores, Inc.*	930	24,580
Jos. A. Bank Clothiers, Inc.*	711	24,501
Cracker Barrel Old Country Store, Inc.	877	24,468
Group 1 Automotive, Inc.	938	24,407
Sonic Corp.*	2,365	23,721
Sally Beauty Holdings, Inc.*	3,655	23,246
Meritage Homes Corp.*	1,218	22,971
Cooper Tire & Rubber Co.	2,290	22,717
Buffalo Wild Wings, Inc.*	696	22,634
National CineMedia, Inc.	1,642	22,594
Timberland Co. — Class A*	1,690	22,426
True Religion Apparel, Inc.*	982	21,899
Pinnacle Entertainment, Inc.*	2,333	21,674
Jo-Ann Stores, Inc.*	1,032	21,331
Texas Roadhouse Company, Inc.*	1,936	21,122
DineEquity, Inc.	677	21,116
Blue Nile, Inc.*	490	21,065
Papa John’s International, Inc.*	848	21,022
Lululemon Athletica, Inc.*	1,585	20,653
Saks, Inc.*	4,620	20,467
Unifirst Corp.	546	20,295
Hibbett Sports Inc.*	1,115	20,070
K12 Inc.*	921	19,848
Fred’s, Inc.	1,562	19,681
Tenneco Automotive, Inc.*	1,841	19,515
Helen of Troy Ltd.*	1,157	19,426
PEP Boys-Manny Moe & Jack	1,886	19,124
Cabela’s, Inc. — Class A*	1,552	19,090
Ameristar Casinos, Inc.	993	18,897
Cato Corp. — Class A	1,075	18,748

38	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.
7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

OfficeMax Inc.	2,960	$18,589
Dillard’s, Inc. — Class A	1,990	18,308
AnnTaylor Stores Corp.*	2,280	18,194
American Greetings Corp. — Class A	1,530	17,870
Scholastic Corp.	880	17,415
Steiner Leisure Ltd.*	568	17,341
Nutri/System, Inc.	1,195	17,327
Gaylord Entertainment Co.*	1,340	17,031
Monro Muffler Brake, Inc.	654	16,814
Charming Shoppes, Inc.*	4,481	16,669
Stage Stores, Inc.	1,477	16,395
Arbitron, Inc.	1,030	16,367
HSN, Inc.*	1,540	16,278
CKE Restaurants, Inc.	1,900	16,112
CKX, Inc.*	2,263	16,045
Live Nation, Inc.*	3,255	15,819
Steven Madden, Ltd.*	610	15,524
Stewart Enterprises, Inc. — Class A	3,120	15,038
Dolan Media Co.*	1,165	14,900
Brunswick Corp.	3,427	14,805
Citi Trends, Inc.*	566	14,648
Ascent Media Corp. - Class A*	550	14,619
National Presto Industries, Inc.	190	14,459
Interval Leisure Group, Inc.*	1,540	14,353
Spartan Motors, Inc.	1,256	14,230
Cinemark Holdings, Inc.	1,253	14,184
Genesco, Inc.*	747	14,051
Jakks Pacific, Inc.*	1,093	14,023
Columbia Sportswear Co.	450	13,914
Shuffle Master, Inc.*	2,081	13,755
Ruby Tuesday, Inc.*	2,054	13,680
Harte-Hanks, Inc.	1,474	13,634
PetMed Express, Inc.*	906	13,617
Coldwater Creek, Inc.*	2,218	13,441
BJ’s Restaurants, Inc.*	757	12,771
Asbury Automotive Group, Inc.	1,247	12,769
Superior Industries International, Inc.	903	12,732
Callaway Golf Co.	2,500	12,675
Skechers U.S.A., Inc. — Class A*	1,291	12,613
ArvinMeritor, Inc.	2,870	12,599
HOT Topic, Inc.*	1,710	12,500
Pre-Paid Legal Services, Inc.*	286	12,467
Churchill Downs, Inc.	370	12,454
Finish Line, Inc. — Class A	1,637	12,147
Ulta Salon Cosmetics & Fragrance, Inc.*	1,066	11,854
Smith & Wesson Holding Corp.*	2,068	11,746
Brown Shoe Company, Inc.	1,618	11,714
The Wet Seal, Inc. — Class A*	3,770	11,574

		MARKET
	SHARES	VALUE

Universal Technical Institute, Inc.*	770	$11,496
Valassis Communications, Inc.*	1,868	11,413
Shutterfly, Inc.*	814	11,355
Red Robin Gourmet Burgers, Inc.*	600	11,250
CROCS, Inc.*	3,265	11,101
Peet’s Coffee & Tea, Inc.*	440	11,088
Domino’s Pizza, Inc.*	1,430	10,711
World Wrestling Entertainment, Inc.	849	10,663
Universal Electronics, Inc.*	528	10,650
Liz Claiborne, Inc.	3,690	10,627
Charlotte Russe Holding, Inc.*	820	10,562
Grand Canyon Education, Inc.*	611	10,253
Ambassadors Group, Inc.	735	10,121
Knology, Inc.*	1,155	9,968
California Pizza Kitchen, Inc.*	750	9,967
Ethan Allen Interiors, Inc.	958	9,925
Core-Mark Holding Company, Inc.*	380	9,903
Fuel Systems Solutions, Inc.*	488	9,853
iRobot Corp.*	747	9,696
La-Z-Boy, Inc.	2,001	9,445
Ticketmaster Entertainment, Inc.*	1,460	9,373
Christopher & Banks Corp.	1,394	9,354
Sonic Automotive, Inc.	920	9,347
Big 5 Sporting Goods Corp.	845	9,346
Quiksilver, Inc.*	4,983	9,219
Sturm Ruger & Company, Inc.	740	9,206
Bridgepoint Education, Inc.*	540	9,180
Volcom, Inc.*	726	9,075
RC2 Corp.*	670	8,864
Lumber Liquidators, Inc.*	560	8,826
Stein Mart, Inc.*	995	8,816
K-Swiss, Inc. — Class A	1,019	8,661
Drew Industries, Inc.*	710	8,641
Pacific Sunwear of California, Inc.*	2,547	8,583
RCN Corp.*	1,420	8,477
Winnebago Industries, Inc.	1,132	8,411
Maidenform Brands, Inc.*	730	8,373
Steak n Shake Co.*	950	8,303
Marcus Corp.	780	8,206
ChinaCast Education Corp.*	1,140	8,117
Lincoln Educational Services Corp.*	385	8,058
Denny’s Corp.*	3,730	8,019
Isle of Capri Casinos, Inc.*	601	8,005
America’s Car Mart, Inc.*	390	7,995
Standard-Pacific Corp.*	3,916	7,949
Fuqi International, Inc.*	380	7,870
Mediacom Communications Corp.*	1,526	7,798
Blyth, Inc.	230	7,542
Exide Technologies*	1,950	7,273

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	39
8

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Overstock.com, Inc.*	607	$7,260
Jackson Hewitt Tax Service, Inc.	1,125	7,042
Pier 1 Imports, Inc.*	3,520	7,040
Speedway Motorsports, Inc.	510	7,018
Borders Group, Inc.*	1,900	6,992
M/I Homes, Inc.*	714	6,990
Krispy Kreme Doughnuts, Inc.*	2,268	6,804
Movado Group, Inc.	629	6,630
AFC Enterprises, Inc.*	977	6,595
FGX International Holdings Ltd.*	574	6,532
hhgregg, Inc.*	430	6,519
Cavco Industries, Inc.*	254	6,434
Tween Brands, Inc.*	958	6,399
Bebe Stores, Inc.	930	6,398
Zumiez, Inc.*	793	6,352
Haverty Furniture Companies., Inc.	690	6,313
Belo Corp. — Class A	3,470	6,211
Weyco Group, Inc.	269	6,211
O’Charleys, Inc.	670	6,197
drugstore.com, Inc.*	3,375	6,142
Modine Manufacturing Co.	1,268	6,086
Rentrak Corp.*	370	6,079
Dorman Products, Inc.*	437	6,044
Lithia Motors, Inc. — Class A	650	6,006
Mac-Gray Corp.*	450	5,958
Cherokee, Inc.	300	5,946
CSS Industries, Inc.	290	5,910
Skyline Corp.	270	5,873
G-III Apparel Group Ltd.*	510	5,860
Raser Technologies, Inc.*	2,089	5,849
American Axle & Manufacturing Holdings, Inc.	1,680	5,779
Wonder Auto Technology, Inc.*	570	5,774
Kirkland’s, Inc.*	480	5,765
Oxford Industries, Inc.	490	5,709
Midas, Inc.*	540	5,659
Multimedia Games, Inc.*	1,040	5,158
Talbots, Inc.	945	5,103
Amerigon, Inc.*	830	5,063
Standard Motor Products, Inc.	610	5,045
Dana Holding Corp.*	3,889	4,978
Furniture Brands International, Inc.	1,615	4,893
Conn’s, Inc.*	390	4,875
Hooker Furniture Corp.	418	4,799
Hovnanian Enterprises, Inc. — Class A*	2,024	4,777
Systemax, Inc.*	400	4,764
DSW, Inc.*	470	4,630
American Apparel, Inc.*	1,270	4,623
Global Sources Ltd.*	630	4,542
McCormick & Schmick’s Seafood Restaurants, Inc.*	580	4,414

		MARKET
	SHARES	VALUE

Universal Travel Group*	390	$4,364
Stanley Furniture Co.	400	4,316
Shoe Carnival, Inc.*	350	4,176
Audiovox Corp. — Class A*	670	3,926
Tuesday Morning Corp.*	1,160	3,909
Youbet.com, Inc.*	1,160	3,828
Carmike Cinemas, Inc.	430	3,603
Stamps.com, Inc.*	420	3,562
Gaiam, Inc.*	630	3,446
Sealy Corp.*	1,755	3,440
Outdoor Channel Holdings, Inc.*	570	3,363
CPI Corp.	190	3,228
Benihana, Inc.*	510	3,223
Sinclair Broadcast Group, Inc. — Class A	1,660	3,220
Morgans Hotel Group Co.*	840	3,217
Learning Tree International, Inc.*	310	3,193
Luby’s, Inc.*	780	3,167
Zale Corp.*	920	3,165
Martha Stewart Omnimedia, Inc.*	1,026	3,140
Sport Supply Group, Inc.	360	3,092
West Marine, Inc.*	560	3,086
Princeton Review, Inc.*	568	3,073
Reading International, Inc. — Class A*	670	3,049
Leapfrog Enterprises, Inc.*	1,318	3,018
Destination Maternity Corp.*	180	3,002
New York & Company, Inc.*	968	2,991
Fisher Communications, Inc.	230	2,942
Carrols Restaurant Group, Inc.*	440	2,930
Hawk Corp.*	210	2,909
Build-A-Bear Workshop, Inc.*	647	2,892
Ruth’s Chris Steak House*	775	2,844
Stoneridge, Inc.*	591	2,843
Rex Stores Corp.*	280	2,817
Town Sports International Holdings, Inc.*	750	2,813
Beazer Homes USA, Inc.*	1,528	2,796
Steinway Musical Instruments*	257	2,752
Orbitz Worldwide, Inc.*	1,422	2,702
LodgeNet Interactive Corp.*	790	2,686
Frisch’s Restaurants, Inc.	90	2,659
Perry Ellis International, Inc.*	360	2,621
Dover Downs Gaming & Entertainment, Inc.	555	2,581
Monarch Casino & Resort, Inc.*	350	2,555
Red Lion Hotels Corp.*	520	2,496
Unifi, Inc.*	1,728	2,454
Landry’s Restaurants, Inc.*	280	2,408
EW Scripps Co. — Class A	1,110	2,320
Great Wolf Resorts, Inc.*	1,077	2,197
Lakes Entertainment, Inc.*	730	2,124
Retail Ventures, Inc.*	970	2,115

40	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.
9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Kenneth Cole Productions, Inc. — Class A	300	$2,109
Playboy Enterprises, Inc. — Class B*	828	2,078
Syms Corp.*	265	1,990
1-800-FLOWERS.com, Inc.*	1,024	1,966
Books-A-Million, Inc.	270	1,920
Nobel Learning Communities, Inc.*	160	1,835
Lin TV Corp. — Class A*	1,038	1,744
Caribou Coffee Company, Inc.*	270	1,733
Journal Communications, Inc. — Class A	1,600	1,680
Einstein Noah Restaurant Group, Inc.*	190	1,644
Value Line, Inc.	50	1,644
Lear Corp.*	3,014	1,507
Brookfield Homes Corp.*	370	1,480
US Auto Parts Network, Inc.*	380	1,433
Marine Products Corp.	380	1,425
Bluegreen Corp.*	563	1,419
Primedia, Inc.	650	1,307
Gander Mountain Co.*	200	1,200
NIVS IntelliMedia Technology Group, Inc.*	320	947
China Automotive Systems, Inc.*	170	935
Crown Media Holdings, Inc. — Class A*	420	701

Total Consumer Discretionary		3,768,345

ENERGY 3.4%
Nordic American Tanker Shipping	1,645	52,344
World Fuel Services Corp.	1,151	47,456
Arena Resources, Inc.*	1,483	47,234
Dril-Quip, Inc.*	1,130	43,053
Bill Barrett Corp.*	1,492	40,970
Bristow Group, Inc.*	1,130	33,482
Berry Petroleum Co. — Class A	1,658	30,822
Penn Virginia Corp.	1,761	28,828
Key Energy Services, Inc.*	4,800	27,648
Gran Tierra Energy, Inc.*	7,920	27,324
CARBO Ceramics, Inc.	750	25,650
Natco Group, Inc.*	773	25,447
Lufkin Industries, Inc.	585	24,599
GulfMark Offshore, Inc.*	882	24,343
Atlas America, Inc.	1,316	23,517
Goodrich Petroleum Corp.*	952	23,410
USEC, Inc.*	4,375	23,275
Tetra Technologies, Inc.*	2,920	23,243
Global Industries Ltd.*	3,880	21,961
Swift Energy Co.*	1,215	20,230
Contango Oil & Gas Co.*	470	19,970
Parker Drilling Co.*	4,507	19,560
Willbros Group, Inc.*	1,534	19,190
Hornbeck Offshore Services, Inc.*	893	19,101

		MARKET
	SHARES	VALUE

General Maritime Corp.	1,898	$18,771
Ship Finance International Ltd.	1,686	18,597
Carrizo Oil & Gas, Inc.*	1,076	18,453
Rosetta Resources, Inc.*	2,034	17,798
James River Coal Co.*	1,075	16,265
Patriot Coal Corp.*	2,480	15,822
Cal Dive International, Inc.*	1,742	15,033
BPZ Resources, Inc.*	3,000	14,670
Complete Production Services, Inc.*	2,271	14,444
McMoRan Exploration Co.*	2,421	14,429
Hercules Offshore*	3,420	13,577
Delta Petroleum Corp.*	6,908	13,332
W&T Offshore, Inc.	1,320	12,857
Matrix Service Co.*	1,023	11,744
Brigham Exploration Co.*	3,220	11,238
Golar LNG Ltd.	1,260	10,773
GMX Resources, Inc.*	954	10,151
International Coal Group, Inc.*	3,530	10,096
Clean Energy Fuels Corp.*	1,167	10,048
DHT Maritime, Inc.	1,926	10,034
Stone Energy Corp.*	1,348	10,002
Newpark Resources, Inc.*	3,453	9,841
Vaalco Energy, Inc.*	2,265	9,581
Petroleum Development Corp.*	582	9,132
RPC, Inc.	1,090	9,102
Knightsbridge Tankers Ltd.	658	8,975
ION Geophysical Corp.*	3,477	8,936
Dawson Geophysical Co.*	296	8,836
PHI, Inc.*	510	8,741
Western Refining, Inc.*	1,217	8,592
Pioneer Drilling Co.*	1,670	7,999
ATP Oil & Gas Corp.*	1,113	7,747
Gulf Island Fabrication, Inc.	476	7,535
Oilsands Quest, Inc.*	7,543	7,241
Northern Oil And Gas, Inc.*	1,098	6,994
Gulfport Energy Corp.*	1,016	6,960
APCO Argentina, Inc.	350	6,731
CVR Energy, Inc.*	895	6,560
Crosstex Energy, Inc.	1,573	6,544
Cheniere Energy, Inc.*	2,195	6,453
FX Energy, Inc.*	1,653	6,265
Natural Gas Services Group, Inc.*	468	6,224
Petroquest Energy, Inc.*	1,668	6,155
Basic Energy Services, Inc.*	880	6,010
Endeavour International Corp.*	4,418	6,008
T-3 Energy Services, Inc. — Class A*	495	5,895
Rex Energy Corp.*	995	5,672
Harvest Natural Resources, Inc.*	1,278	5,636
Warren Resources, Inc.*	2,288	5,606
Panhandle Oil and Gas, Inc. — Class A	280	5,496
Syntroleum Corp.*	2,450	5,415

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	41

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Venoco, Inc.*	700	$5,369
Allis-Chalmers Energy, Inc.*	2,295	5,301
Toreador Resources Corp.	789	5,286
Uranium Energy Corp.*	1,800	5,220
Evergreen Energy, Inc.*	5,073	4,972
Zion Oil & Gas, Inc.*	460	4,885
Clayton Williams Energy, Inc.*	230	4,340
Isramco, Inc.*	40	4,261
Boots & Coots, Inc.*	3,040	4,226
Delek US Holdings, Inc.	490	4,155
OYO Geospace Corp.*	158	4,054
Bronco Drilling Company, Inc.*	920	3,938
Bolt Technology Corp.*	340	3,822
Teekay Tankers Ltd.	410	3,809
ENGlobal Corp.*	720	3,542
Alon USA Energy, Inc.	320	3,312
Uranerz Energy Corp.*	1,750	3,290
Approach Resources, Inc.*	466	3,215
Superior Well Services, Inc.*	540	3,213
Geokinetics, Inc.*	231	3,153
Parallel Petroleum Corp.*	1,616	3,135
Westmoreland Coal Co.*	385	3,119
CREDO Petroleum Corp.*	270	2,884
Georesources, Inc.*	282	2,876
Union Drilling, Inc.*	390	2,582
TGC Industries, Inc.*	510	2,484
Sulphco, Inc.*	2,638	2,427
Green Plains Renewable Energy, Inc.*	360	2,358
Vantage Drilling Co.*	1,160	2,030
Cubic Energy, Inc.*	1,050	1,134
PrimeEnergy Corp.*	20	716

Total Energy		1,306,781

MATERIALS 2.9%
Rock-Tenn Co. — Class A	1,486	56,706
Silgan Holdings, Inc.	1,040	50,991
Sensient Technologies Corp.	1,891	42,680
Olin Corp.	3,033	36,062
H.B. Fuller Co.	1,894	35,569
W.R. Grace & Co.*	2,805	34,698
OM Group, Inc.*	1,195	34,679
Coeur d’Alene Mines Corp.*	2,668	32,816
Worthington Industries, Inc.	2,340	29,929
Calgon Carbon Corp.*	2,135	29,655
Texas Industries, Inc.	921	28,883
Rockwood Holdings, Inc.*	1,911	27,977
Domtar Corp.*	1,610	26,694
Minerals Technologies, Inc.	731	26,331
NewMarket Corp.	390	26,259
Arch Chemicals, Inc.	969	23,828
Hecla Mining Co.*	8,473	22,708
Kaiser Aluminum Corp.	600	21,546
Solutia, Inc.*	3,665	21,110
Koppers Holdings, Inc.	795	20,964

		MARKET
	SHARES	VALUE

Amcol International Corp.	920	$19,854
Balchem Corp.	711	17,434
RTI International Metals, Inc.*	905	15,991
Schweitzer-Mauduit International, Inc.	587	15,972
Glatfelter	1,773	15,780
Westlake Chemical Corp.	762	15,537
Deltic Timber Corp.	412	14,614
Allied Nevada Gold Corp.*	1,710	13,783
Louisiana-Pacific Corp.*	4,028	13,776
A. Schulman, Inc.	910	13,750
Brush Engineered Materials, Inc.*	781	13,082
Stepan Co.	290	12,806
Wausau Paper Corp.	1,690	11,357
Innophos Holdings, Inc.	667	11,266
Clearwater Paper Corp.*	445	11,254
Haynes International, Inc.*	466	11,044
Century Aluminum Co.*	1,770	11,027
Spartech Corp.	1,195	10,982
LSB Industries, Inc.*	670	10,834
Zoltek Companies, Inc.*	1,076	10,459
Horsehead Holding Corp.*	1,374	10,236
Zep, Inc.	841	10,134
Myers Industries, Inc.	1,216	10,117
Innospec, Inc.	921	9,901
PolyOne Corp.*	3,590	9,729
Stillwater Mining Co.*	1,588	9,068
American Vanguard Corp.	764	8,633
Olympic Steel, Inc.	347	8,491
US Gold Corp.*	3,100	8,184
Graphic Packaging Holding Co.*	4,340	7,942
A.M. Castle & Co.	654	7,900
Hawkins, Inc.	340	7,677
GenTek, Inc.*	340	7,592
Landec Corp.*	1,018	6,912
Buckeye Technologies, Inc.*	1,497	6,722
Quaker Chemical Corp.	430	5,715
AEP Industries, Inc.*	214	5,647
Omnova Solutions, Inc.*	1,700	5,542
Headwaters, Inc.*	1,646	5,531
General Moly, Inc.*	2,483	5,512
Bway Holding Co.*	287	5,031
Neenah Paper, Inc.	570	5,022
Ferro Corp.	1,750	4,813
Universal Stainless & Alloy*	256	4,165
ShengdaTech, Inc.*	1,090	4,109
KapStone Paper and Packaging Corp.*	802	3,761
Paramount Gold and Silver Corp.*	2,470	3,754
China Precision Steel, Inc.*	1,205	2,988
United States Lime & Minerals, Inc.*	70	2,969
ICO, Inc.*	1,068	2,905
China Green Agriculture, Inc.*	320	2,589

42	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.
1

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

U.S. Concrete, Inc.*	1,290	$2,554
General Steel Holdings, Inc.*	600	2,382
Boise, Inc.*	1,140	1,961
NL Industries, Inc.	256	1,889
Sutor Technology Group Ltd.*	290	948

Total Materials		1,109,712

UTILITIES 2.7%
Piedmont Natural Gas Co.	2,865	69,075
WGL Holdings, Inc.	1,947	62,343
Nicor, Inc.	1,757	60,827
New Jersey Resources Corp.	1,638	60,671
Portland General Electric Co.	2,917	56,823
Cleco Corp.	2,348	52,642
IDACORP, Inc.	1,826	47,732
Northwest Natural Gas Co.	1,026	45,472
South Jersey Industries, Inc.	1,161	40,507
Southwest Gas Corp.	1,739	38,623
Avista Corp.	2,117	37,704
Unisource Energy Corp.	1,379	36,599
PNM Resources, Inc.	3,366	36,050
Black Hills Corp.	1,515	34,830
NorthWestern Corp.	1,398	31,818
Mge Energy, Inc.	903	30,296
Allete, Inc.	1,030	29,612
Laclede Group, Inc.	865	28,657
CH Energy Group, Inc.	607	28,347
California Water Service Group	759	27,962
UIL Holding Corp.	1,140	25,593
American States Water Co.	720	24,941
El Paso Electric Co.*	1,754	24,486
Empire District Electric Co.	1,328	21,939
SJW Corp.	500	11,350
Consolidated Water Company, Inc.	560	8,876
Chesapeake Utilities Corp.	266	8,653
Unitil Corp.	410	8,454
Central Vermont Public Service Corp.	448	8,109
Middlesex Water Co.	524	7,572
Connecticut Water Service, Inc.	330	7,158
York Water Co.	440	6,745
Southwest Water Co.	959	5,294
Cadiz, Inc.*	490	4,719
Pennichuck Corp.	170	3,876
Artesian Resources Corp. — Class A	240	3,823
U.S. Geothermal, Inc.*	2,414	3,428
Florida Public Utilities Co.	240	3,367

Total Utilities		1,044,973

CONSUMER STAPLES 2.7%
Chattem, Inc.*	765	52,096
Casey’s General Stores, Inc.	1,985	50,995
United Natural Foods, Inc.*	1,671	43,864
Ruddick Corp.	1,668	39,081

		MARKET
	SHARES	VALUE

TreeHouse Foods, Inc.*	1,235	$35,531
Sanderson Farms, Inc.	786	35,370
Lancaster Colony Corp.	750	33,052
Universal Corp.	975	32,282
Nu Skin Enterprises, Inc.	1,918	29,345
Winn-Dixie Stores, Inc.*	2,125	26,647
Fresh Del Monte Produce, Inc.*	1,588	25,821
Lance, Inc.	1,076	24,888
Hain Celestial Group, Inc.*	1,580	24,664
Central Garden and Pet Co. — Class A*	2,420	23,837
American Italian Pasta Co. — Class A*	810	23,603
Bare Escentuals, Inc.*	2,570	22,796
Tootsie Roll Industries, Inc.	945	21,442
Andersons, Inc.	711	21,287
Darling International, Inc.*	3,187	21,034
Vector Group Ltd.	1,443	20,620
J&J Snack Foods Corp.	550	19,745
WD-40 Co.	641	18,589
Diamond Foods, Inc.	641	17,884
Chiquita Brands International, Inc.*	1,735	17,801
Smart Balance, Inc.*	2,435	16,582
Weis Markets, Inc.	435	14,581
Pantry, Inc.*	868	14,409
Nash Finch Co.	496	13,422
Alliance One International, Inc.*	3,462	13,156
Cal-Maine Foods, Inc.	527	13,154
American Oriental Bioengineering, Inc.*	2,403	12,712
American Dairy, Inc.*	315	12,493
Heckmann Corp.*	3,110	11,662
Spartan Stores, Inc.	856	10,623
Pricesmart, Inc.	617	10,335
Boston Beer Company, Inc. — Class A*	340	10,061
Coca-Cola Bottling Company Consolidated	163	8,986
Seneca Foods Corp. — Class A*	250	8,355
Elizabeth Arden, Inc.*	942	8,224
Prestige Brands Holdings, Inc. — Class A*	1,318	8,106
Calavo Growers, Inc.	396	7,853
Zhongpin, Inc.*	757	7,843
Synutra International, Inc.*	696	7,656
Ingles Markets, Inc. — Class A	489	7,452
Village Super Market	240	7,140
USANA Health Sciences, Inc.*	240	7,135
AgFeed Industries, Inc.*	1,075	6,375
Arden Group, Inc.	49	6,130
B&G Foods, Inc.	710	5,971
Farmer Brothers Co.	256	5,857
Medifast, Inc.*	500	5,730
Imperial Sugar Company, Inc.	466	5,643

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	43
2

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Great Atlantic & Pacific Tea Co.*	1,310	$5,567
China Sky One Medical, Inc.*	406	5,473
National Beverage Corp.*	424	4,516
Nutraceutical International Corp.*	420	4,364
Alico, Inc.	140	4,203
Revlon, Inc.*	760	4,134
Griffin Land & Nurseries, Inc.	130	4,066
Inter Parfums, Inc.	554	4,066
Orchids Paper Products Co.*	190	3,905
Susser Holdings Corp.*	297	3,323
Overhill Farms, Inc.*	610	3,215
HQ Sustainable Maritime Industries, Inc.*	345	3,157
China-Biotics, Inc.*	280	3,018
Female Health Co.*	620	2,976
Oil-Dri Corp. of America	200	2,970
Omega Protein Corp.*	727	2,952
Diedrich Coffee, Inc.*	120	2,854
Star Scientific, Inc.*	2,975	2,648
Lifeway Foods, Inc.*	190	2,451
Zapata Corp.*	350	2,384
Schiff Nutrition International, Inc.*	441	2,245
Mannatech, Inc.	615	2,030

Total Consumer Staples		1,026,437

TELECOMMUNICATION SERVICES 1.0%
Syniverse Holdings, Inc.*	2,664	42,704
Neutral Tandem, Inc.*	1,285	37,933
Centennial
Communications Corp.*	3,300	27,588
Premiere Global Services, Inc.*	2,365	25,636
Cincinnati Bell, Inc.*	8,350	23,714
NTELOS Holdings Corp.	1,166	21,478
AboveNet, Inc.*	240	19,435
Shenandoah
Telecommunications Co.	925	18,768
Iowa Telecommunications
Services, Inc.	1,272	15,913
Cogent Communications
Group, Inc.*	1,718	14,002
Atlantic Tele-Network, Inc.	350	13,751
Cbeyond, Inc.*	900	12,915
PAETEC Holding Corp.*	4,772	12,884
Alaska Communications
Systems Group, Inc.	1,725	12,627

		MARKET
	SHARES	VALUE

General Communication, Inc. — Class A*	1,630	$11,296
USA Mobility, Inc.	883	11,267
Consolidated Communications Holdings, Inc.	908	10,633
Global Crossing*	1,133	10,401
iPCS, Inc. — Class A*	656	9,814
Virgin Mobile USA, Inc. — Class A*	1,477	5,937
SureWest Communications*	550	5,758
D&E Communications, Inc.	560	5,729
HickoryTech Corp.	510	3,917
inContact, Inc.*	1,050	2,877
Fibernet Telecom Group, Inc.*	230	2,857
Fairpoint Communications, Inc.	3,480	2,088
Ibasis, Inc.*	1,070	1,402

Total Telecommunication Services		383,324

Total Common Stocks
(Cost $25,717,040)		29,107,738

RIGHTS 0.0%
Sealy Corp.* Expires 07/02/09	1,175	2,491

Total Rights
(Cost $0)		2,491

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 63.3%
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	$16,522,415	16,522,415
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	7,724,523	7,724,523

Total Repurchase Agreements
(Cost $24,246,938)		24,246,938

Total Investments 139.3%
(Cost $49,963,978)		$53,357,167

Liabilities in Excess of Other Assets – (39.3)%		$(15,054,933)

Net Assets – 100.0%		$38,302,234

44	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.
3

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		UNREALIZED
	CONTRACTS	GAIN (Loss)

FUTURES CONTRACTS PURCHASED
September 2009 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $20,213,340)	399	$(48,572)

	UNITS
EQUITY INDEX SWAP AGREEMENTS
Goldman Sachs International July 2009 Russell 2000 Index Swap, Terminating 07/08/09†††
(Notional Market Value $23,494,265)	46,223	$244,934
Credit Suisse Capital, LLC September 2009 Russell 2000 Index Swap, Terminating 09/25/09†††
(Notional Market Value $4,366,571)	8,591	(5,587)

(Total Notional Market Value $27,860,836)		$239,347

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.
See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	45
4

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     INVERSE RUSSELL 2000® 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 89.9%
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	$39,415,008	$39,415,008
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	8,493,542	8,493,542

Total Repurchase Agreements
(Cost $47,908,550)		47,908,550

Total Investments 89.9%
(Cost $47,908,550)		$47,908,550

Other Assets in Excess of Liabilities – 10.1%		$5,370,547

Net Assets – 100.0%		$53,279,097

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT
September 2009 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $46,708,520)	922	$9,156

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
Goldman Sachs International July 2009 Russell 2000 Index Swap, Terminating 07/08/09†††
(Notional Market Value $30,187,980)	59,392	$160,557
Credit Suisse Capital, LLC September 2009 Russell 2000 Index
Swap, Terminating 09/25/09†††
(Notional Market Value $29,800,242)	58,630	45,787

(Total Notional Market Value $59,988,222)		$206,344

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.
46	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.
5

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	47

6

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

		Inverse		Inverse
	S&P 500	S&P 500	NASDAQ-100®	NASDAQ-100®
	2x Strategy	2x Strategy	2x Strategy	2x Strategy
	Fund	Fund	Fund	Fund

Assets
Investment Securities	$94,786,548	$80,077,942	$132,247,664	$15,047,083
Repurchase Agreements	35,396,982	82,517,533	46,405,302	117,583,770

Total Investments	130,183,530	162,595,475	178,652,966	132,630,853
Segregated Cash with Broker	1,867,500	20,314,500	7,425,600	5,743,800
Unrealized Appreciation on Swap Agreements	1,891,274	3,945,365	438,660	1,860,353
Receivable for Swap Settlement	—	4,887,647	—	141,729
Variation Margin on Futures Contracts	—	1,168,522	—	239,661
Receivable for Securities Sold	78,427	—	—	—
Receivable for Fund Shares Sold	12,459,298	28,469,106	17,050,117	10,292,676
Investment Income Receivable	138,496	32	24,362	44

Total Assets	146,618,525	221,380,647	203,591,705	150,909,116

Liabilities
Unrealized Depreciation on Swap Agreements	—	—	—	—
Payable for Swap Settlement	10,549,748	—	5,712,810	—
Variation Margin on Futures Contracts	100,389	—	165,774	—
Payable for Securities Purchased	122,644	—	188,063	—
Payable for Fund Shares Redeemed	4,144,321	25,887,697	3,183,364	59,120,741
Investment Advisory Fees Payable	133,009	166,383	143,449	77,207
Transfer Agent and Administrative Fees Payable	36,947	46,218	39,847	21,446
Distribution and Service Fees Payable	51,575	57,608	50,695	25,748
Portfolio Accounting Fees Payable	22,168	27,731	23,908	12,868
Custody Fees Payable	5,167	6,160	5,905	2,831
Other Accrued Fees	53,441	74,155	75,090	46,585

Total Liabilities	15,219,409	26,265,952	9,588,905	59,307,426

Net Assets	$131,399,116	$195,114,695	$194,002,800	$91,601,690

Net Assets Consist Of
Paid-In Capital	$284,868,525	$499,943,984	$404,730,860	$416,994,108
Undistributed Net Investment Income (Loss)	99,213	(1,721,577)	(822,136)	(994,392)
Accumulated Net Realized Loss on Investments	(184,617,008)	(308,560,961)	(264,460,508)	(326,311,974)
Net Unrealized Appreciation on Investments	31,048,386	5,453,249	54,554,584	1,913,948

Net Assets	$131,399,116	$195,114,695	$194,002,800	$91,601,690

A-Class	$15,008,323	$11,307,459	$9,427,874	$1,508,572
C-Class	19,232,400	19,125,080	16,671,265	6,489,076
H-Class	97,158,393	164,682,156	167,903,661	83,604,042
Shares Outstanding
A-Class	999,191	299,656	164,887	122,148
C-Class	1,374,423	542,266	320,862	560,591
H-Class	6,471,916	4,361,655	2,936,432	6,775,773
Net Asset Values
A-Class	$15.02	$37.73	$57.18	$12.35
A-Class Maximum Offering Price*	15.77	39.61	60.03	12.97
C-Class	13.99	35.27	51.96	11.58
H-Class	15.01	37.76	57.18	12.34

Cost of Investments	$100,939,918	$162,549,578	$124,001,556	$132,596,353

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
48	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

June 30, 2009

	Inverse		Inverse
Dow	Dow	Russell 2000®	Russell 2000®
2x Strategy	2x Strategy	2x Strategy	2x Strategy
Fund	Fund	Fund	Fund

$19,237,287	$—	$29,110,229	$—
9,164,603	59,587,670	24,246,938	47,908,550

28,401,890	59,587,670	53,357,167	47,908,550
832,000	4,820,400	1,560,000	5,860,000
—	2,246,684	244,934	206,344
—	—	—	—
58,371	253,595	—	119,096
3,003,337	—	9,645	—
1,033,831	2,995,156	10,372,376	11,016,614
31,266	22	20,338	15

33,360,695	69,903,527	65,564,460	65,110,619

302,496	—	5,587	—
1,367,996	15,767	1,542,422	81,840
—	—	105,298	—
—	—	10,028,423	—
5,518,958	2,298,385	15,517,191	11,666,724
25,556	41,515	28,584	37,374
7,099	11,532	7,940	10,382
9,858	13,336	10,764	16,440
4,259	6,919	4,764	6,229
937	1,658	1,087	1,388
15,760	23,156	10,166	11,145

7,252,919	2,412,268	27,262,226	11,831,522

$26,107,776	$67,491,259	$38,302,234	$53,279,097

$76,508,786	$70,714,593	$73,314,677	$84,142,787
85,454	(402,727)	(125,027)	(388,032)
(53,358,829)	(5,105,742)	(38,471,380)	(30,691,158)
2,872,365	2,285,135	3,583,964	215,500

$26,107,776	$67,491,259	$38,302,234	$53,279,097

$5,569,273	$2,138,592	$1,522,925	$1,023,227
4,339,243	2,892,054	3,010,126	9,813,502
16,199,260	62,460,613	33,769,183	42,442,368

485,406	50,425	19,553	41,356
393,636	71,139	39,652	411,453
1,412,013	1,471,958	433,496	1,721,824

$11.47	$42.41	$77.89	$24.74
12.04	44.52	81.77	25.97
11.02	40.65	75.91	23.85
11.47	42.43	77.90	24.65

$25,230,183	$59,587,670	$49,963,978	$47,908,550
See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	49

STATEMENTS OF OPERATIONS (Unaudited)

		Inverse		Inverse
	S&P 500	S&P 500	NASDAQ-100®	NASDAQ-100®
	2x Strategy	2x Strategy	2x Strategy	2x Strategy
	Fund	Fund	Fund	Fund

Investment Income
Interest	$40,284	$265,827	$292,678	$95,947
Dividends, Net of Foreign Tax Withheld	1,426,014	—	436,425	—
Other Income	—	5,695	—	1,833

Total Income	1,466,298	271,522	729,103	97,780

Expenses
Investment Advisory Fees	707,202	1,033,879	737,020	525,110
Transfer Agent and Administrative Fees	196,445	287,188	204,727	145,864
Distribution & Service Fees:
A-Class	17,290	16,180	8,835	4,164
C-Class	130,417	106,765	77,035	41,032
H-Class	146,550	244,317	176,634	131,442
Portfolio Accounting Fees	117,868	172,314	122,837	87,519
Registration Fees	59,368	96,746	93,935	73,333
Trustees’ Fees*	9,854	14,379	10,839	8,025
Custody Fees	26,330	34,074	25,799	17,124
Miscellaneous	99,418	132,902	93,578	58,559

Total Expenses	1,510,742	2,138,744	1,551,239	1,092,172

Net Investment Income (Loss)	(44,444)	(1,867,222)	(822,136)	(994,392)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	(21,428,709)	73,882,368	(201,290)	(1,643,821)
Equity Index Swaps	12,372,688	(56,641,437)	14,616,250	(47,159,933)
Futures Contracts	(2,254,291)	(15,063,014)	17,330,544	(5,918,741)

Total Net Realized Gain (Loss)	(11,310,312)	2,177,917	31,745,504	(54,722,495)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	17,454,436	(39,524)	23,572,040	34,500
Equity Index Swaps	965,547	3,166,005	(341,028)	1,056,984
Futures Contracts	(4,623,024)	3,952,795	(1,671,943)	259,514

Net Change in Unrealized Appreciation (Depreciation)	13,796,959	7,079,276	21,559,069	1,350,998

Net Gain (Loss) on Investments	2,486,647	9,257,193	53,304,573	(53,371,497)

Net Increase (Decrease) in Net Assets from Operations	$2,442,203	$7,389,971	$52,482,437	$(54,365,889)

Foreign Tax Withheld	$—	$—	$—	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
50	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Period Ended June 30, 2009

	Inverse		Inverse
Dow	Dow	Russell 2000®	Russell 2000®
2x Strategy	2x Strategy	2x Strategy	2x Strategy
Fund	Fund	Fund	Fund

$8,723	$38,104	$10,314	$37,274
421,024	—	158,117	—
—	—	—	—

429,747	38,104	168,431	37,274

162,523	210,942	139,172	202,437
45,145	58,595	38,659	56,233

8,003	3,778	1,509	2,399
22,844	21,419	15,445	23,807
31,431	49,462	33,289	47,882
27,087	35,157	23,195	33,740
13,592	14,268	15,091	16,616
1,960	1,652	1,932	1,770
5,340	7,034	5,217	6,644
26,087	38,524	18,868	33,778

344,012	440,831	292,377	425,306

85,735	(402,727)	(123,946)	(388,032)

(6,069,931)	11,702,156	(4,990,924)	(4,173,958)
3,224,647	(14,816,001)	3,306,033	(11,106,548)
(7,432,422)	(2,303,027)	3,469,554	(7,414,961)

(10,277,706)	(5,416,872)	1,784,663	(22,695,467)

4,579,141	—	1,372,878	—
(285,220)	2,229,473	30,452	2,577,865
(1,086,821)	272,185	(2,006,652)	790,064

3,207,100	2,501,658	(603,322)	3,367,929

(7,070,606)	(2,915,214)	1,181,341	(19,327,538)

$(6,984,871)	$(3,317,941)	$1,057,395	$(19,715,570)

$—	$—	$32	$—
See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	51

STATEMENTS OF CHANGES IN NET ASSETS

	S&P 500		Inverse S&P 500
	2x Strategy Fund		2x Strategy Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2009 †	2008	2009 †	2008

From Operations
Net Investment Income (Loss)	$(44,444)	$893,658	$(1,867,222)	$593,261
Net Realized Gain (Loss) on Investments	(11,310,312)	(133,747,918)	2,177,917	238,662,802
Net Change in Unrealized Appreciation (Depreciation) on Investments	13,796,959	(71,638,955)	7,079,276	(6,434,228)

Net Increase (Decrease) in Net Assets from Operations	2,442,203	(204,493,215)	7,389,971	232,821,835

Distributions to Shareholders from:
Net Investment Income
A-Class	—	(66,316)	—	(95,329)
C-Class	—	(131,300)	—	(133,418)
H-Class	—	(552,385)	—	(931,204)
Return of Capital
A-Class	—	—	—	—
C-Class	—	—	—	—
H-Class	—	—	—	—

Total Distributions to Shareholders	—	(750,001)	—	(1,159,951)

Share Transactions
Proceeds from Shares Purchased
A-Class	21,279,025	38,154,649	23,753,793	64,784,194
C-Class	172,825,914	208,594,351	211,141,178	232,352,636
H-Class	3,013,442,068	4,451,245,338	5,188,250,644	6,385,076,672
Value of Shares Purchased through Dividend Reinvestment
A-Class	—	53,573	—	88,641
C-Class	—	121,762	—	122,195
H-Class	—	508,354	—	838,390
Cost of Shares Redeemed
A-Class	(21,060,871)	(28,580,043)	(27,071,753)	(75,658,285)
C-Class	(184,734,078)	(192,809,831)	(203,896,551)	(263,880,728)
H-Class	(3,031,758,922)	(4,460,314,618)	(5,214,892,840)	(6,582,448,672)

Net Increase (Decrease) in Net Assets From Share Transactions	(30,006,864)	16,973,535	(22,715,529)	(238,724,957)

Net Increase (Decrease) in Net Assets	(27,564,661)	(188,269,681)	(15,325,558)	(7,063,073)
Net Assets—Beginning of Period	158,963,777	347,233,458	210,440,253	217,503,326

Net Assets—End of Period	$131,399,116	$158,963,777	$195,114,695	$210,440,253

Undistributed Net Investment Income (Loss)—End of Period	$99,213	$143,657	$(1,721,577)	$134,135

†	Unaudited
52	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NASDAQ-100®		Inverse NASDAQ-100®		Dow		Inverse Dow
2x Strategy Fund		2x Strategy Fund		2x Strategy Fund		2x Strategy Fund
Period	Year	Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2009 †	2008	2009 †	2008	2009 †	2008	2009 †	2008

$(822,136)	$(2,648,211)	$(994,392)	$569,989	$85,735	$325,110	$(402,727)	$(119,834)
31,745,504	(196,848,962)	(54,722,495)	172,714,116	(10,277,706)	(35,057,286)	(5,416,872)	35,941,712

21,559,069	(111,463,923)	1,350,998	(3,270,932)	3,207,100	(7,563,539)	2,501,658	(1,978,448)

52,482,437	(310,961,096)	(54,365,889)	170,013,173	(6,984,871)	(42,295,715)	(3,317,941)	33,843,430

—	—	—	(27,622)	—	(43,057)	—	(3,980)
—	—	—	(50,675)	—	(34,730)	—	(3,856)
—	—	—	(658,110)	—	(276,502)	—	(34,526)

—	—	—	—	—	(2,544)	—	—
—	—	—	—	—	(2,040)	—	—
—	—	—	—	—	(16,335)	—	—

—	—	—	(736,407)	—	(375,208)	—	(42,362)

10,111,474	24,296,037	8,945,082	31,229,061	5,141,293	28,301,911	4,999,708	15,143,573
91,391,749	161,284,485	69,976,466	119,202,987	26,057,576	66,287,893	41,267,771	37,021,655
2,344,132,944	5,628,157,280	2,159,973,765	4,001,171,880	308,924,637	766,921,455	493,792,661	649,468,228

—	—	—	22,737	—	34,717	—	3,665
—	—	—	45,207	—	34,208	—	3,228
—	—	—	614,440	—	269,453	—	30,102

(9,295,818)	(27,065,032)	(10,111,080)	(36,393,270)	(6,460,793)	(24,576,231)	(6,994,081)	(14,957,923)
(93,824,332)	(159,952,982)	(67,337,661)	(144,777,995)	(26,706,061)	(64,933,546)	(41,977,032)	(41,695,360)
(2,339,036,700)	(5,647,110,878)	(2,138,824,000)	(4,203,342,048)	(319,773,949)	(749,940,577)	(461,296,768)	(682,373,834)

3,479,317	(20,391,090)	22,622,572	(232,227,001)	(12,817,297)	22,399,283	29,792,259	(37,356,666)

55,961,754	(331,352,186)	(31,743,317)	(62,950,235)	(19,802,168)	(20,271,640)	26,474,318	(3,555,598)
138,041,046	469,393,232	123,345,007	186,295,242	45,909,944	66,181,584	41,016,941	44,572,539

$194,002,800	$138,041,046	$91,601,690	$123,345,007	$26,107,776	$45,909,944	$67,491,259	$41,016,941

$(822,136)	$—	$(994,392)	$—	$85,454	$—	$(402,727)	$—

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	53

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Russell 2000®		Inverse Russell 2000®
	2x Strategy Fund		2x Strategy Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2009 †	2008	2009 †	2008

From Operations
Net Investment Income (Loss)	$(123,946)	$(5,201)	$(388,032)	$366,699
Net Realized Gain (Loss) on Investments	1,784,663	(36,631,601)	(22,695,467)	36,274,296
Net Change in Unrealized Appreciation (Depreciation) on Investments	(603,322)	4,310,811	3,367,929	(5,820,609)

Net Increase (Decrease) in Net Assets from Operations	1,057,395	(32,325,991)	(19,715,570)	30,820,386

Distributions to Shareholders from:
Net Investment Income
A-Class	—	—	—	(89,831)
C-Class	—	—	—	(74,579)
H-Class	—	—	—	(1,291,879)
Realized Gain on Investments
A-Class	—	—	—	(628,047)
C-Class	—	—	—	(521,416)
H-Class	—	—	—	(9,032,131)
Return of Capital
A-Class	—	(1,260)	—	—
C-Class	—	(2,730)	—	—
H-Class	—	(29,522)	—	—

Total Distributions to Shareholders	—	(33,512)	—	(11,637,883)

Share Transactions
Proceeds from Shares Purchased
A-Class	4,105,342	3,558,646	5,390,052	19,319,955
C-Class	121,222,789	68,597,016	178,808,708	57,502,687
H-Class	925,829,230	2,038,224,615	1,040,801,550	1,963,649,383
Value of Shares Purchased through Dividend Reinvestment
A-Class	—	1,124	—	348,454
C-Class	—	2,610	—	562,874
H-Class	—	28,685	—	10,156,874
Cost of Shares Redeemed
A-Class	(3,760,968)	(2,506,645)	(5,899,744)	(65,645,863)
C-Class	(120,937,118)	(67,232,181)	(165,975,204)	(61,371,408)
H-Class	(917,715,789)	(2,040,480,118)	(1,022,040,454)	(2,023,634,361)

Net Increase (Decrease) in Net Assets From Share Transactions	8,743,486	193,752	31,084,908	(99,111,405)

Net Increase (Decrease) in Net Assets	9,800,881	(32,165,751)	11,369,338	(79,928,902)
Net Assets—Beginning of Period	28,501,353	60,667,104	41,909,759	121,838,661

Net Assets—End of Period	$38,302,234	$28,501,353	$53,279,097	$41,909,759

Undistributed Net Investment Income (Loss)—End of Period	$(125,027)	$(1,081)	$(388,032)	$—

†	Unaudited
54	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase												Combined
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions		NET ASSET						Net		Net		Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net		VALUE,	Total					Investment		Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Net		Income		Income	Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses■		Expenses■		(Loss)		(Loss)▲	Rate	omitted)

S&P 500 2x Strategy Fund A-Class
June 30, 2009∆	$15.10	$.01	$(.09)	$(.08)	$—	$—	$—	$15.02	(0.53)%	1.79%	**	1.79%	**	0.21%	**	—	72%	$15,008
December 31, 2008	47.66	.17	(32.65)	(32.48)	(.08)	—	(.08)	15.10	(68.14)%	1.73%		1.73%		0.58%		—	92%	16,149
December 31, 2007	47.50	.38	.11	.49	(.33)	—	(.33)	47.66	0.99%	1.70%		1.70%		0.77%		—	40%	18,931
December 31, 2006	39.00	(.32)	9.61	9.29	(.79)	—	(.79)	47.50	23.80%	1.68%		1.68%		(0.75)%		0.63%	19%	15,242
December 31, 2005	38.13	(.28)	1.56	1.28	(.41)	—	(.41)	39.00	3.39%	1.77%		1.69%		(0.76)%		0.42%	77%	4,272
December 31, 2004*	31.91	(.07)	6.29	6.22	—	—	—	38.13	19.49%	1.61%	**	1.61%	**	(0.68)%	**	0.27% **	190%	1,555
S&P 500 2x Strategy Fund C-Class
June 30, 2009∆	14.13	(.04)	(.10)	(.14)	—	—	—	13.99	(0.99)%	2.54%	**	2.54%	**	(0.58)%	**	—	72%	19,232
December 31, 2008	44.94	(.05)	(30.68)	(30.73)	(.08)	—	(.08)	14.13	(68.37)%	2.48%		2.48%		(0.16)%		—	92%	32,159
December 31, 2007	45.14	.01	.12	.13	(.33)	—	(.33)	44.94	0.24%	2.45%		2.45%		0.03%		—	40%	50,376
December 31, 2006	37.37	(.61)	9.17	8.56	(.79)	—	(.79)	45.14	22.89%	2.44%		2.44%		(1.52)%		(0.14)%	19%	57,885
December 31, 2005	36.85	(.53)	1.46	.93	(.41)	—	(.41)	37.37	2.56%	2.50%		2.41%		(1.48)%		(0.30)%	77%	63,328
December 31, 2004	31.57	(.52)	5.80	5.28	—	—	—	36.85	16.72%	2.45%		2.45%		(1.52)%		(0.57)%	190%	77,838
S&P 500 2x Strategy Fund H-Class
June 30, 2009∆	15.10	— §	(.09)	(.09)	—	—	—	15.01	(0.60)%	1.79%	**	1.79%	**	0.03%	**	—	72%	97,158
December 31, 2008	47.63	.16	(32.61)	(32.45)	(.08)	—	(.08)	15.10	(68.12)%	1.73%		1.73%		0.53%		—	92%	110,656
December 31, 2007	47.49	.41	.06	.47	(.33)	—	(.33)	47.63	0.95%	1.70%		1.70%		0.81%		—	40%	277,926
December 31, 2006	38.98	(.32)	9.62	9.30	(.79)	—	(.79)	47.49	23.84%	1.69%		1.69%		(0.77)%		0.61%	19%	285,214
December 31, 2005	38.13	(.27)	1.53	1.26	(.41)	—	(.41)	38.98	3.34%	1.75%		1.67%		(0.73)%		0.45%	77%	308,677
December 31, 2004	32.43	(.25)	5.95	5.70	—	—	—	38.13	17.58%	1.70%		1.70%		(0.77)%		0.18%	190%	352,125
Inverse S&P 500 2x Strategy Fund A-Class
June 30, 2009∆	48.14	(.38)	(10.03)	(10.41)	—	—	—	37.73	(21.59)%	1.78%	**	1.78%	**	(1.53)%	**	—	—	11,307
December 31, 2008	29.16	.10	19.18	19.28	(.30)	—	(.30)	48.14	66.10%	1.74%		1.74%		0.27%		—	—	14,897
December 31, 2007	31.38	.97	(2.27)	(1.30)	(.92)	—	(.92)	29.16	(3.99)%	1.70%		1.70%		3.27%		—	—	15,381
December 31, 2006	39.49	(.28)	(6.63)	(6.91)	(1.20)	—	(1.20)	31.38	(17.46)%	1.69%		1.69%		(0.76)%		3.42%	—	12,818
December 31, 2005	42.11	(.31)	(1.62)	(1.93)	(.69)	—	(.69)	39.49	(4.53)%	1.77%		1.67%		(0.75)%		1.54%	—	4,633
December 31, 2004*	50.99	(.11)	(8.77)	(8.88)	—	—	—	42.11	(17.42)%	1.65%	**	1.65%	**	(0.72)%	**	(0.37)% **	—	1,498
Inverse S&P 500 2x Strategy Fund C-Class
June 30, 2009∆	45.16	(.51)	(9.38)	(9.89)	—	—	—	35.27	(21.87)%	2.53%	**	2.53%	**	(2.29)%	**	—	—	19,125
December 31, 2008	27.56	(.15)	18.05	17.90	(.30)	—	(.30)	45.16	64.93%	2.49%		2.49%		(0.42)%		—	—	17,565
December 31, 2007	29.94	.72	(2.18)	(1.46)	(.92)	—	(.92)	27.56	(4.71)%	2.45%		2.45%		2.56%		—	—	26,565
December 31, 2006	38.05	(.54)	(6.37)	(6.91)	(1.20)	—	(1.20)	29.94	(18.12)%	2.43%		2.43%		(1.51)%		2.67%	—	29,458
December 31, 2005	40.92	(.61)	(1.57)	(2.18)	(.69)	—	(.69)	38.05	(5.28)%	2.51%		2.41%		(1.48)%		0.81%	—	29,768
December 31, 2004	51.58	(.73)	(9.93)	(10.66)	—	—	—	40.92	(20.67)%	2.45%		2.45%		(1.52)%		(1.17)%	—	28,465
Inverse S&P 500 2x Strategy Fund H-Class
June 30, 2009∆	48.17	(.38)	(10.03)	(10.41)	—	—	—	37.76	(21.58)%	1.79%	**	1.79%	**	(1.55)%	**	—	—	164,682
December 31, 2008	29.16	.11	19.20	19.31	(.30)	—	(.30)	48.17	66.21%	1.73%		1.73%		0.29%		—	—	177,979
December 31, 2007	31.38	.99	(2.29)	(1.30)	(.92)	—	(.92)	29.16	(3.99)%	1.71%		1.71%		3.32%		—	—	175,558
December 31, 2006	39.51	(.28)	(6.65)	(6.93)	(1.20)	—	(1.20)	31.38	(17.50)%	1.69%		1.69%		(0.77)%		3.41%	—	217,944
December 31, 2005	42.13	(.31)	(1.62)	(1.93)	(.69)	—	(.69)	39.51	(4.53)%	1.76%		1.66%		(0.74)%		1.55%	—	256,422
December 31, 2004	52.66	(.38)	(10.15)	(10.53)	—	—	—	42.13	(20.00)%	1.70%		1.70%		(0.77)%		(0.42)%	—	224,369
THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	55

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase												Combined
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions		NET ASSET						Net		Net		Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net		VALUE,	Total					Investment		Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	Total	END OF	Investment	Total		Net		Income		Income	Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses■		Expenses■		(Loss)		(Loss)▲	Rate	omitted)

NASDAQ-100® 2x Strategy Fund A-Class
June 30, 2009∆	$40.54	$(.06)	$16.70	$16.64	$—	$—	$—	$57.18	41.05%	1.81%	**	1.81%	**	(0.83)%	**	—	31%	$9,428
December 31, 2008à	148.85	(.90)	(107.41)	(108.31)	—	—	—	40.54	(72.76)%	1.76%		1.76%		(0.90)%		—	50%	5,835
December 31, 2007à	115.35	(.50)	34.00	33.50	—	—	—	148.85	29.04%	1.74%		1.74%		(0.36)%		—	107%	19,628
December 31, 2006à	109.50	(.80)	6.65	5.85	—	—	—	115.35	5.34%	1.69%		1.69%		(0.77)%		(0.65)%	71%	10,474
December 31, 2005à	113.60	(.75)	(2.75)	(3.50)	(.60)	—	(.60)	109.50	(3.09)%	1.69%		1.66%		(0.74)%		(0.75)%	133%	5,195
December 31, 2004*à	83.65	(.50)	30.45	29.95	—	—	—	113.60	35.80%	1.58%	**	1.58%	**	(0.65)%	**	(0.21)% **	154%	2,308
NASDAQ-100® 2x Strategy Fund C-Class
June 30, 2009∆	37.03	(.10)	15.03	14.93	—	—	—	51.96	40.32%	2.55%	**	2.55%	**	(1.63)%	**	—	31%	16,671
December 31, 2008à	137.05	(1.45)	(98.57)	(100.02)	—	—	—	37.03	(72.97)%	2.52%		2.52%		(1.67)%		—	50%	13,791
December 31, 2007à	106.95	(1.40)	31.50	30.10	—	—	—	137.05	28.14%	2.49%		2.49%		(1.10)%		—	107%	46,977
December 31, 2006à	102.30	(1.50)	6.15	4.65	—	—	—	106.95	4.55%	2.43%		2.43%		(1.51)%		(1.39)%	71%	43,530
December 31, 2005à	107.05	(1.40)	(2.75)	(4.15)	(.60)	—	(.60)	102.30	(3.89)%	2.43%		2.40%		(1.48)%		(1.49)%	133%	56,765
December 31, 2004à	94.10	(1.35)	14.30	12.95	—	—	—	107.05	13.76%	2.44%		2.44%		(1.51)%		(1.07)%	154%	86,591
NASDAQ-100® 2x Strategy Fund H-Class
June 30, 2009∆	40.54	(.06)	16.70	16.64	—	—	—	57.18	41.05%	1.81%	**	1.81%	**	(0.94)%	**	—	31%	167,904
December 31, 2008à	148.85	(.80)	(107.51)	(108.31)	—	—	—	40.54	(72.76)%	1.77%		1.77%		(0.90)%		—	50%	118,414
December 31, 2007à	115.35	(.40)	33.90	33.50	—	—	—	148.85	29.04%	1.74%		1.74%		(0.28)%		—	107%	402,788
December 31, 2006à	109.55	(.80)	6.60	5.80	—	—	—	115.35	5.29%	1.69%		1.69%		(0.77)%		(0.65)%	71%	319,193
December 31, 2005à	113.60	(.75)	(2.70)	(3.45)	(.60)	—	(.60)	109.55	(3.05)%	1.68%		1.65%		(0.73)%		(0.74)%	133%	570,220
December 31, 2004à	99.05	(.75)	15.30	14.55	—	—	—	113.60	14.69%	1.67%		1.67%		(0.76)%		(0.32)%	154%	663,642
Inverse NASDAQ-100® 2x Strategy Fund A-Class
June 30, 2009∆	21.92	(.15)	(9.42)	(9.57)	—	—	—	12.35	(43.66)%	1.82%	**	1.82%	**	(1.65)%	**	—	—	1,509
December 31, 2008	11.78	.03	10.22	10.25	(.11)	—	(.11)	21.92	87.03%	1.76%		1.76%		0.21%		—	—	3,847
December 31, 2007	17.22	.51	(5.21)	(4.70)	(.74)	—	(.74)	11.78	(27.10)%	1.75%		1.75%		3.49%		—	—	4,371
December 31, 2006	19.44	(.15)	(1.43)	(1.58)	(.64)	—	(.64)	17.22	(8.04)%	1.69%		1.69%		(0.77)%		3.35%	—	7,981
December 31, 2005	20.06	(.16)	(.11)	(.27)	(.35)	—	(.35)	19.44	(1.25)%	1.68%		1.68%		(0.76)%		1.53%	—	6,438
December 31, 2004*	28.20	(.04)	(8.10)	(8.14)	—	—	—	20.06	(28.87)%	1.54%	**	1.54%	**	(0.61)%	**	(0.20)% **	—	639
Inverse NASDAQ-100® 2x Strategy Fund C-Class
June 30, 2009∆	20.62	(.20)	(8.84)	(9.04)	—	—	—	11.58	(43.84)%	2.56%	**	2.56%	**	(2.39)%	**	—	—	6,489
December 31, 2008	11.17	(.06)	9.62	9.56	(.11)	—	(.11)	20.62	85.61%	2.51%		2.51%		(0.40)%		—	—	8,532
December 31, 2007	16.51	.39	(4.99)	(4.60)	(.74)	—	(.74)	11.17	(27.67)%	2.50%		2.50%		2.77%		—	—	17,791
December 31, 2006	18.80	(.29)	(1.36)	(1.65)	(.64)	—	(.64)	16.51	(8.69)%	2.44%		2.44%		(1.52)%		2.60%	—	32,553
December 31, 2005	19.56	(.31)	(.10)	(.41)	(.35)	—	(.35)	18.80	(2.00)%	2.40%		2.40%		(1.48)%		0.81%	—	35,780
December 31, 2004	26.15	(.38)	(6.21)	(6.59)	—	—	—	19.56	(25.20)%	2.45%		2.45%		(1.52)%		(1.11)%	—	27,640
Inverse NASDAQ-100® 2x Strategy Fund H-Class
June 30, 2009∆	21.89	(.14)	(9.41)	(9.55)	—	—	—	12.34	(43.63)%	1.81%	**	1.81%	**	(1.65)%	**	—	—	83,604
December 31, 2008	11.77	.05	10.18	10.23	(.11)	—	(.11)	21.89	86.93%	1.76%		1.76%		0.35%		—	—	110,965
December 31, 2007	17.21	.52	(5.22)	(4.70)	(.74)	—	(.74)	11.77	(27.12)%	1.75%		1.75%		3.52%		—	—	164,133
December 31, 2006	19.43	(.15)	(1.43)	(1.58)	(.64)	—	(.64)	17.21	(8.05)%	1.69%		1.69%		(0.77)%		3.35%	—	340,974
December 31, 2005	20.05	(.16)	(.11)	(.27)	(.35)	—	(.35)	19.43	(1.25)%	1.66%		1.66%		(0.74)%		1.55%	—	404,055
December 31, 2004	26.59	(.20)	(6.34)	(6.54)	—	—	—	20.05	(24.60)%	1.70%		1.70%		(0.77)%		(0.36)%	—	294,779
56	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
											AVERAGE NET ASSETS:
			Net Realized	Net Increase													Combined
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions	Distributions		NET ASSET						Net		Net		Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net	from Return		VALUE,	Total					Investment		Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	of	Total	END OF	Investment	Total		Net		Income		Income	Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Income	Gains	Capital	Distributions	PERIOD	Return††	Expenses■		Expenses■		(Loss)		(Loss)▲	Rate	omitted)

Dow 2x Strategy Fund A-Class
June 30, 2009∆	$12.68	$.03	$(1.24)	$(1.21)	$—	$—	$—	$—	$11.47	(9.54)%	1.80%	**	1.80%	**	0.56%	**	—	118%	$5,569
December 31, 2008	33.86	.18	(21.27)	(21.09)	(.08)	—	(.01)	(.09)	12.68	(62.28)%	1.74%		1.74%		0.80%		—	30%	7,563
December 31, 2007	31.56	.38	1.93	2.31	(.01)	—	—	(.01)	33.86	7.32%	1.71%		1.71%		1.09%		—	148%	9,824
December 31, 2006	24.39	(.21)	7.58	7.37	(.20)	—	—	(.20)	31.56	30.21%	1.69%		1.69%		(0.77)%		1.30%	341%	3,337
December 31, 2005	25.39	(.04)	(.92)	(.96)	(.01)	(.03)	—	(.04)	24.39	(3.78)%	1.67%		1.67%		(0.17)%		0.94%	410%	1,522
December 31, 2004*	22.72	(.05)	2.72	2.67	—	—	—	—	25.39	11.75%	1.56%	**	1.56%	**	(0.63)%	**	0.33%**	796%	359
Dow 2x Strategy Fund C-Class
June 30, 2009∆	12.22	(.01)	(1.19)	(1.20)	—	—	—	—	11.02	(9.82)%	2.55%	**	2.55%	**	(0.22)%	**	—	118%	4,339
December 31, 2008	32.91	.01	(20.61)	(20.60)	(.08)	—	(.01)	(.09)	12.22	(62.59)%	2.49%		2.49%		0.07%		—	30%	5,610
December 31, 2007	30.91	.14	1.87	2.01	(.01)	—	—	(.01)	32.91	6.50%	2.46%		2.46%		0.41%		—	148%	10,539
December 31, 2006	24.06	(.41)	7.46	7.05	(.20)	—	—	(.20)	30.91	29.29%	2.44%		2.44%		(1.52)%		0.55%	341%	6,198
December 31, 2005	25.22	(.55)	(.57)	(1.12)	(.01)	(.03)	—	(.04)	24.06	(4.44)%	2.39%		2.39%		(2.31)%		0.22%	410%	3,988
December 31, 2004*	25.00	(.30)	.52	.22	—	—	—	—	25.22	0.88%	2.41%	**	2.41%	**	(1.48)%	**	(0.52) %**	796%	4,368
Dow 2x Strategy Fund H-Class
June 30, 2009∆	12.69	.03	(1.25)	(1.22)	—	—	—	—	11.47	(9.54)%	1.80%	**	1.80%	**	0.58%	**	—	118%	16,199
December 31, 2008	33.90	.16	(21.28)	(21.12)	(.08)	—	(.01)	(.09)	12.69	(62.30)%	1.74%		1.74%		0.72%		—	30%	32,737
December 31, 2007	31.59	.42	1.90	2.32	(.01)	—	—	(.01)	33.90	7.34%	1.72%		1.72%		1.21%		—	148%	45,818
December 31, 2006	24.40	(.21)	7.60	7.39	(.20)	—	—	(.20)	31.59	30.28%	1.69%		1.69%		(0.77)%		1.30%	341%	57,132
December 31, 2005	25.38	(.16)	(.78)	(.94)	(.01)	(.03)	—	(.04)	24.40	(3.71)%	1.65%		1.65%		(0.67)%		0.96%	410%	33,896
December 31, 2004*	25.00	(.14)	.52	.38	—	—	—	—	25.38	1.52%	1.65%	**	1.65%	**	(0.72)%	**	0.24%**	796%	37,218
Inverse Dow 2x Strategy Fund A-Class
June 30, 2009∆	46.96	(.42)	(4.13)	(4.55)	—	—	—	—	42.41	(9.69)%	1.81%	**	1.81%	**	(1.64)%	**	—	—	2,139
December 31, 2008	30.59	(.17)	16.59	16.42	(.05)	—	—	(.05)	46.96	53.68%	1.75%		1.75%		(0.41)%		—	—	3,889
December 31, 2007	35.38	1.09	(4.41)	(3.32)	(1.47)	—	—	(1.47)	30.59	(9.16)%	1.70%		1.70%		3.36%		—	—	2,201
December 31, 2006	45.63	(.31)	(9.79)	(10.10)	(.15)	—	—	(.15)	35.38	(22.14)%	1.69%		1.69%		(0.77)%		3.51%	—	3,534
December 31, 2005	45.41	(.35)	.78	.43	(.07)	(.14)	—	(.21)	45.63	0.94%	1.70%		1.69%		(0.77)%		1.62%	—	1,177
December 31, 2004*	52.00	(.11)	(6.29)	(6.40)	—	(.19)	—	(.19)	45.41	(12.30)%	1.62%	**	1.62%	**	(0.69)%	**	(0.31) %**	—	347
Inverse Dow 2x Strategy Fund C-Class
June 30, 2009∆	45.18	(.59)	(3.94)	(4.53)	—	—	—	—	40.65	(10.03)%	2.55%	**	2.55%	**	(2.38)%	**	—	—	2,892
December 31, 2008	29.65	(.32)	15.90	15.58	(.05)	—	—	(.05)	45.18	52.55%	2.49%		2.49%		(0.86)%		—	—	3,600
December 31, 2007	34.60	.80	(4.28)	(3.48)	(1.47)	—	—	(1.47)	29.65	(9.83)%	2.45%		2.45%		2.54%		—	—	5,233
December 31, 2006	44.95	(.60)	(9.60)	(10.20)	(.15)	—	—	(.15)	34.60	(22.69)%	2.44%		2.44%		(1.52)%		2.76%	—	4,572
December 31, 2005	45.10	(.70)	.76	.06	(.07)	(.14)	—	(.21)	44.95	0.12%	2.42%		2.41%		(1.49)%		0.90%	—	1,907
December 31, 2004*	50.00	(.69)	(4.02)	(4.71)	—	(.19)	—	(.19)	45.10	(9.42)%	2.43%	**	2.43%	**	(1.50)%	**	(1.12) %**	—	455
Inverse Dow 2x Strategy Fund H-Class
June 30, 2009∆	46.97	(.39)	(4.15)	(4.54)	—	—	—	—	42.43	(9.67)%	1.80%	**	1.80%	**	(1.64)%	**	—	—	62,461
December 31, 2008	30.59	(.06)	16.49	16.43	(.05)	—	—	(.05)	46.97	53.71%	1.74%		1.74%		(0.15)%		—	—	33,528
December 31, 2007	35.38	1.10	(4.42)	(3.32)	(1.47)	—	—	(1.47)	30.59	(9.16)%	1.70%		1.70%		3.39%		—	—	37,138
December 31, 2006	45.63	(.31)	(9.79)	(10.10)	(.15)	—	—	(.15)	35.38	(22.14)%	1.69%		1.69%		(0.77)%		3.51%	—	59,603
December 31, 2005	45.41	(.35)	.78	.43	(.07)	(.14)	—	(.21)	45.63	0.94%	1.67%		1.66%		(0.74)%		1.65%	—	37,047
December 31, 2004*	50.00	(.33)	(4.07)	(4.40)	—	(.19)	—	(.19)	45.41	(8.80)%	1.67%	**	1.67%	**	(0.74)%	**	(0.36) %**	—	17,712
THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	57

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
											AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions	Distributions		NET ASSET						Net			Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net	from Return		VALUE,	Total					Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	of	Total	END OF	Investment	Total		Operating		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Income	Gains	Capital	Distributions	PERIOD	Return††	Expenses		Expenses†††		(Loss)		Rate	omitted)

Russell 2000® 2x Strategy Fund A-Class
June 30, 2009∆	$80.46	$(.04)	$.04	$—	$—	$—	$—	$—	$77.89	(3.19)%	1.80%	**	1.80%	**	(0.72)%	**	163%	$1,523
December 31, 2008à	239.10	(.10)	(158.44)	(158.54)	—	—	(.10)	(.10)	80.46	(66.27)%	1.75%		1.75%		(0.05)%		631%	893
December 31, 2007à	279.90	3.90	(43.00)	(39.10)	(.30)	(1.40)	—	(1.70)	239.10	(14.00)%	1.71%		1.71%		1.41%		833%	588
December 31, 2006*à	250.00	.70	33.00	33.70	(.50)	(3.30)	—	(3.80)	279.90	13.49%	1.69%	**	1.69%	**	0.46%	**	221%	595
Russell 2000® 2x Strategy Fund C-Class
June 30, 2009∆	78.83	(.07)	(2.75)	(2.82)	—	—	—	—	75.91	(3.72)%	2.54%	**	2.54%	**	(1.46)%	**	163%	3,010
December 31, 2008à	236.20	(1.20)	(156.07)	(157.27)	—	—	(.10)	(.10)	78.83	(66.58)%	2.50%		2.50%		(0.78)%		631%	1,446
December 31, 2007à	278.50	1.70	(42.30)	(40.60)	(.30)	(1.40)	—	(1.70)	236.20	(14.61)%	2.45%		2.45%		0.62%		833%	1,938
December 31, 2006*à	250.00	(.20)	32.50	32.30	(.50)	(3.30)	—	(3.80)	278.50	12.93%	2.44%	**	2.44%	**	(0.12)%	**	221%	1,100
Russell 2000® 2x Strategy Fund H-Class
June 30, 2009∆	80.37	(.04)	(2.33)	(2.37)	—	—	—	—	77.90	(3.07)%	1.80%	**	1.80%	**	(0.72)%	**	163%	33,769
December 31, 2008à	239.40	.04	(158.97)	(158.93)	—	—	(.10)	(.10)	80.37	(66.35)%	1.75%		1.75%		0.03%		631%	26,162
December 31, 2007à	280.00	3.60	(42.50)	(38.90)	(.30)	(1.40)	—	(1.70)	239.40	(13.92)%	1.70%		1.70%		1.28%		833%	58,141
December 31, 2006*à	250.00	1.00	32.80	33.80	(.50)	(3.30)	—	(3.80)	280.00	13.53%	1.70%	**	1.70%	**	0.67%	**	221%	60,668
Inverse Russell 2000® 2x Strategy Fund A-Class
June 30, 2009∆	35.62	(.31)	(10.57)	(10.88)	—	—	—	—	24.74	(30.54)%	1.81%	**	1.81%	**	(1.65)%	**	—	1,023
December 31, 2008	40.34	.70	11.41	12.11	(2.11)	(14.72)	—	(16.83)	35.62	25.10%	2.39%		1.78%		1.50%		174%	1,941
December 31, 2007	40.73	1.48	(.69)	.79	(1.18)	—	—	(1.18)	40.34	2.07%	2.06%		1.70%		3.74%		109%	40,656
December 31, 2006*	50.00	.79	(9.49)	(8.70)	(.57)	—	—	(.57)	40.73	(17.39)%	1.76%	**	1.76%	**	3.15%	**	—	9,138
Inverse Russell 2000® 2x Strategy Fund C-Class
June 30, 2009∆	34.49	(.36)	(10.28)	(10.64)	—	—	—	—	23.85	(30.85)%	2.51%	**	2.51%	**	(2.34)%	**	—	9,814
December 31, 2008	39.87	(.16)	11.61	11.45	(2.11)	(14.72)	—	(16.83)	34.49	23.72%	3.08%		2.51%		(0.35)%		174%	1,509
December 31, 2007	40.54	1.08	(.57)	.51	(1.18)	—	—	(1.18)	39.87	1.39%	2.66%		2.44%		2.81%		109%	3,852
December 31, 2006*	50.00	.59	(9.48)	(8.89)	(.57)	—	—	(.57)	40.54	(17.77)%	2.43%	**	2.43%	**	2.13%	**	—	1,605
Inverse Russell 2000® 2x Strategy Fund H-Class
June 30, 2009∆	35.50	(.27)	(10.58)	(10.85)	—	—	—	—	24.65	(30.56)%	1.80%	**	1.80%	**	(1.64)%	**	—	42,442
December 31, 2008	40.37	.19	11.77	11.96	(2.11)	(14.72)	—	(16.83)	35.50	24.71%	2.32%		1.77%		0.42%		174%	38,460
December 31, 2007	40.73	1.40	(.58)	.82	(1.18)	—	—	(1.18)	40.37	1.95%	1.91%		1.67%		3.60%		109%	77,331
December 31, 2006*	50.00	.79	(9.49)	(8.70)	(.57)	—	—	(.57)	40.73	(17.39)%	1.69%	**	1.69%	**	2.90%	**	—	54,584

*	Since the commencement of operations:

February 20, 2004 — Dow 2x Strategy Fund C-Class and H-Class and Inverse Dow 2x Strategy Fund C-Class and H-Class.

September 1, 2004 — S&P 500 2x Strategy Fund A-Class, Inverse S&P 500 2x Strategy Fund A-Class, NASDAQ-100® 2x Strategy Fund A-Class, Inverse NASDAQ-100® 2x Strategy Fund A-Class, Dow 2x Strategy Fund A-Class and Inverse Dow 2x Strategy Fund A-Class.

May 31, 2006 — Russell 2000® 2x Strategy Fund, A-Class, C-Class, H-Class and Inverse Russell 2000® 2x Strategy Fund A-Class, C-Class, H-Class.

**	Annualized

†	Calculated using the average daily shares outstanding for the year.

††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

†††	Operating Expenses exclude short dividends expense.

§	Less than $.01 per share.

à	Per share amounts for periods ended:

December 31, 2004 — December 31, 2008 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009 — NASDAQ-100® 2x Strategy Fund
December 31, 2006 — December 31, 2008 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009 — Russell 2000® 2x Strategy Fund

∆	Unaudited

Prior to January 1, 2007, the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, and Inverse Dow 2x Strategy Fund operated under a Master-Feeder Structure.

▲	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Net Investment Income (Loss)” for the year ended December 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio. This has no effect on the Fund’s net asset value, per share value or total increase (decrease) in net assets from operations during any period.

■	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006, and preceding periods.
58	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   Organization and Significant Accounting Policies Organization
 The Rydex Dynamic Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares (no par value). The Trust offers three classes of shares, A-Class shares, C-Class shares, and H-Class shares. C-Class shares have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At June 30, 2009, the Trust consisted of eight separate Funds: the S&P 500 2x Strategy Fund, the Inverse S&P 500 2x Strategy Fund, the NASDAQ-100® 2x Strategy Fund, the Inverse NASDAQ-100® 2x Strategy Fund, the Dow 2x Strategy Fund, the Inverse Dow 2x Strategy Fund, the Russell 2000® 2x Strategy Fund, and the Inverse Russell 2000® 2x Strategy Fund (the “Funds”).
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
 The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A.   The Trust calculates a NAV twice each business day, first in the morning and again in the afternoon for the Funds. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the June 30, 2009 afternoon NAV.
B.   Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the last bid price or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments under direction of

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	59
1

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
C.   Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D.   Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
E.   When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.
The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
F.   Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
G.   The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
H.   The Trust may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security,

60	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
I.   Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
J.   The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
K.   Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
L.   Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.   Financial Instruments
 As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	61

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.   Derivative Investment Holdings Categorized by Risk Exposure
In March 2008, the FASB issued FAS 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new requirement is intended to improve disclosures around an entity’s derivatives activity and help investors understand how entities use derivatives, how they are accounted for and how they affect the financial position and operations of that entity. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. None of the derivatives currently held by the Funds are being used as hedging instruments.
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of June 30, 2009:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
	Unrealized Appreciation on Swap Agreements Investment Securities	Unrealized Depreciation on Swap Agreements Investment Securities
The following is a summary of the Fund’s derivative investments not accounted for as hedging investments under SFAS 133, categorized by primary risk exposure as of June 30, 2009:

	Asset Derivative Investments Value

	Futures	Options	Swaps
	Equity	Equity	Equity	Total Value at
Fund	Contracts*	Contracts	Contracts	June 30, 2009

S&P 500 2x Strategy Fund	$—	$—	$1,891,274	$1,891,274
Inverse S&P 500 2x Strategy Fund	1,461,987	87,500	3,945,365	5,494,852
NASDAQ-100® 2x Strategy Fund	—	—	438,660	438,660
Inverse NASDAQ-100® 2x Strategy Fund	19,095	50,000	1,860,353	1,929,448
Dow 2x Strategy Fund	3,154	—	—	3,154
Inverse Dow 2x Strategy Fund	38,451	—	2,246,684	2,285,135
Russell 2000® 2x Strategy Fund	—	—	244,934	244,934
Inverse Russell 2000® 2x Strategy Fund	9,156	—	206,344	215,500

Total	$1,531,843	$137,500	$10,833,614	$12,502,957

	Liability Derivative Investments Value

	Futures	Options	Swaps
	Equity	Equity	Equity	Total Value at
Fund	Contracts*	Contracts	Contracts	June 30, 2009

S&P 500 2x Strategy Fund	$86,500	$—	$—	$86,500
Inverse S&P 500 2x Strategy Fund	—	—	—	—
NASDAQ-100® 2x Strategy Fund	535,486	—	—	535,486
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—	—
Dow 2x Strategy Fund	—	—	302,496	302,496
Inverse Dow 2x Strategy Fund	—	—	—	—
Russell 2000® 2x Strategy Fund	48,572	—	5,587	54,159
Inverse Russell 2000® 2x Strategy Fund	—	—	—	—

Total	$670,558	$—	$308,083	$978,641

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
62	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of June 30, 2009:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on futures contracts and equity index swaps Change in net unrealized appreciation (depreciation) on futures contracts and equity index swaps Investment Securities
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of June 30, 2009:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Options	Swaps
	Equity	Equity	Equity	Total Value at
Fund	Contracts	Contracts	Contracts	June 30, 2009

S&P 500 2x Strategy Fund	$(2,254,291)	$—	$12,372,688	$10,118,397
Inverse S&P 500 2x Strategy Fund	(15,063,014)	—	(56,641,437)	(71,704,451)
NASDAQ-100® 2x Strategy Fund	17,330,544	—	14,616,250	31,946,794
Inverse NASDAQ-100® 2x Strategy Fund	(5,918,741)	—	(47,159,933)	(53,078,674)
Dow 2x Strategy Fund	(7,432,422)	—	3,224,647	(4,207,775)
Inverse Dow 2x Strategy Fund	(2,303,027)	—	(14,816,001)	(17,119,028)
Russell 2000® 2x Strategy Fund	3,469,554	—	3,306,033	6,775,587
Inverse Russell 2000® 2x Strategy Fund	(7,414,961)	—	(11,106,548)	(18,521,509)

Total	$(19,586,358)	$—	$(96,204,301)	$(115,790,659)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Options	Swaps
	Equity	Equity	Equity	Total Value at
Fund	Contracts	Contracts	Contracts	June 30, 2009

S&P 500 2x Strategy Fund	$(4,623,024)	$—	$965,547	$(3,657,477)
Inverse S&P 500 2x Strategy Fund	3,952,795	41,250	3,166,005	7,160,050
NASDAQ-100® 2x Strategy Fund	(1,671,943)	—	(341,028)	(2,012,971)
Inverse NASDAQ-100® 2x Strategy Fund	259,514	34,500	1,056,984	1,350,998
Dow 2x Strategy Fund	(1,086,821)	—	(285,220)	(1,372,041)
Inverse Dow 2x Strategy Fund	272,185	—	2,229,473	2,501,658
Russell 2000® 2x Strategy Fund	(2,006,652)	—	30,452	(1,976,200)
Inverse Russell 2000® 2x Strategy Fund	790,064	—	2,577,865	3,367,929

Total	$(4,113,882)	$75,750	$9,400,078	$5,361,946
4.   Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Funds.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Funds. Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.15% of the average daily net assets of each Fund.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as accounting and auditing services, legal services, printing and mailing, etc. on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	63

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
For the period ended June 30, 2009, the Distributor retained sales charges of $107,968 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments.
5.   Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2005 – 2008), and has concluded that no provision for income tax is required in the Funds’ financial statements. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This includes net operating losses not utilized during the current period and capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
At June 30, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

S&P 500 2x Strategy Fund	$130,955,251	$19,556,969	$(20,328,690)	$(771,721)
Inverse S&P 500 2x Strategy Fund	162,549,578	45,897	—	45,897
NASDAQ-100® 2x Strategy Fund	139,030,655	50,265,237	(10,642,926)	39,622,311
Inverse NASDAQ-100® 2x Strategy Fund	132,596,353	34,500	—	34,500
Dow 2x Strategy Fund	29,239,512	2,279,002	(3,116,624)	(837,622)
Inverse Dow 2x Strategy Fund	59,587,670	—	—	—
Russell 2000® 2x Strategy Fund	56,195,267	1,428,119	(4,266,219)	(2,838,100)
Inverse Russell 2000® 2x Strategy Fund	47,908,550	—	—	—
6.   Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
64	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The repurchase agreements executed by the joint account and outstanding at June 30, 2009, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

UBS Financial Services, Inc.	0.01% due 07/01/09	$250,000,000	$250,000,000	$250,000,069
Credit Suisse Group	0.02% due 07/01/09	172,811,348	172,811,348	172,811,444

			$422,811,348	$422,811,513

At June 30, 2009, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. TIP Notes	01/15/10 – 04/15/11	0.88% – 4.25%	$209,221,000	$255,004,378
U.S. Treasury Note	03/31/11	0.88%	152,710,000	152,851,339
U.S. Treasury Bill	09/10/09	—	23,430,000	23,422,269

				$431,277,986

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
7.   Fair Value Measurement
The Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurement, which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2009:

	Level 1	Level 1		Level 2	Level 2
	Investments	Other Financial		Investments	Other Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	Total

Assets
S&P 500 2x Strategy Fund	$130,183,530	$—		$—	$1,891,274		$132,074,804
Inverse S&P 500 2x Strategy Fund	82,605,033	1,461,987		79,990,442	3,945,365		168,002,827
NASDAQ-100® 2x Strategy Fund	178,652,966	—		—	438,660		179,091,626
Inverse NASDAQ-100® 2x Strategy Fund	117,633,770	19,095		14,997,083	1,860,353		134,510,301
Dow 2x Strategy Fund	28,401,890	3,154		—	—		28,405,044
Inverse Dow 2x Strategy Fund	59,587,670	38,451		—	2,246,684		61,872,805
Russell 2000® 2x Strategy Fund	53,357,167	—		—	244,934		53,602,101
Inverse Russell 2000® 2x Strategy Fund	47,908,550	9,156		—	206,344		48,124,050
THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1	Level 1		Level 2	Level 2
	Investments	Other Financial		Investments	Other Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	Total

Liabilities
S&P 500 2x Strategy Fund	$—	$86,500		$—	$—		$86,500
Inverse S&P 500 2x Strategy Fund	—	—		—	—		—
NASDAQ-100® 2x Strategy Fund	—	535,486		—	—		535,486
Inverse NASDAQ-100® 2x Strategy Fund	—	—		—	—		—
Dow 2x Strategy Fund	—	—		—	302,496		302,496
Inverse Dow 2x Strategy Fund	—	—		—	—		—
Russell 2000® 2x Strategy Fund	—	48,572		—	5,587		54,159
Inverse Russell 2000® 2x Strategy Fund	—	—		—	—		—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of adopting FAS 157-4 on the Funds and has determined that there is no impact to the financial statement disclosures.
8.   Securities Transactions
For the period ended June 30, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

		Inverse		Inverse
	S&P 500 2x	S&P 500 2x	NASDAQ-100® 2x	NASDAQ-100® 2x
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund

Purchases	$73,141,315	$—	$35,340,194	$—
Sales	$90,293,363	$—	$35,918,950	$—

		Inverse		Inverse
	Dow 2x	Dow 2x	Russell 2000® 2x	Russell 2000®
	Strategy Fund	Strategy Fund	Strategy Fund	2x Strategy Fund

Purchases	$25,032,419	$—	$38,890,079	$—
Sales	$27,917,638	$—	$31,294,723	$—
66	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

9.   Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the periods presented were:

					Shares
					Purchased Through								Net Shares Purchased
	Shares Purchased				Dividend Reinvestment				Shares Redeemed				(Redeemed)

	Period Ended		Year Ended		Period Ended		Year Ended		Period Ended		Year Ended		Period Ended	Year Ended
	June 30,		December 31,		June 30,		December 31,		June 30,		December 31,		June 30,	December 31,
	2009	†	2008		2009	†	2008		2009	†	2008		2009 †	2008

S&P 500 2x Strategy Fund
A-Class	1,665,843		1,697,155		—		3,481		(1,735,756)		(1,028,767)		(198,845)	671,869
C-Class	15,315,484		9,815,737		—		8,450		(16,217,014)		(8,669,215)		(901,530)	1,154,972
H-Class	235,452,905		154,084,035		—		33,053		(236,310,644)		(152,622,067)		(728,807)	1,495,021
Inverse S&P 500 2x Strategy Fund
A-Class	482,913		1,651,421		—		1,826		(492,730)		(1,871,170)		(9,817)	(217,923)
C-Class	4,585,269		6,027,165		—		2,681		(4,431,929)		(6,604,918)		153,341	(575,072)
H-Class	111,071,009		168,408,923		—		17,258		(110,404,432)		(170,750,658)		666,576	(2,324,477)
NASDAQ-100® 2x Strategy Fund
A-Class	1,121,414		281,531	††	—		—		(1,676,233)		(269,448)	††	(554,819)	12,083 ††
C-Class	10,015,053		2,158,893	††	—		—		(11,556,238)		(2,129,295)	††	(1,541,184)	29,598 ††
H-Class	187,207,690		63,911,888	††	—		—		(198,874,842)		(63,697,002)	††	(11,667,151)	214,886 ††
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	464,185		1,963,706		—		1,036		(517,521)		(2,160,203)		(53,336)	(195,461)
C-Class	4,692,620		7,987,217		—		2,190		(4,545,852)		(9,168,484)		146,768	(1,179,077)
H-Class	134,085,386		262,887,523		—		28,057		(132,379,417)		(271,796,341)		1,705,969	(8,880,761)
Dow 2x Strategy Fund
A-Class	511,756		1,407,874		—		2,636		(622,939)		(1,104,090)		(111,183)	306,420
C-Class	2,682,814		3,458,505		—		2,691		(2,748,189)		(3,322,466)		(65,375)	138,730
H-Class	30,035,438		36,426,753		—		20,429		(31,202,971)		(35,219,212)		(1,167,533)	1,227,970
Inverse Dow 2x Strategy Fund
A-Class	100,828		342,289		—		79		(133,210)		(331,532)		(32,382)	10,836
C-Class	850,198		938,562		—		73		(858,747)		(1,035,429)		(8,549)	(96,794)
H-Class	10,045,612		16,787,368		—		651		(9,287,421)		(17,288,492)		758,190	(500,473)
Russell 2000® 2x Strategy Fund
A-Class	549,393		25,653	††	—		15	††	(640,861)		(17,024)	††	(91,468)	8,644 ††
C-Class	9,725,511		474,323	††	—		35	††	(9,869,309)		(464,219)	††	(143,797)	10,139 ††
H-Class	88,978,562		12,758,205	††	—		378	††	(91,800,427)		(12,675,950)	††	(2,821,865)	82,633 ††
Inverse Russell 2000® 2x Strategy Fund
A-Class	153,111		383,620		—		8,586		(166,241)		(1,345,628)		(13,131)	(953,422)
C-Class	6,229,283		1,247,100		—		14,392		(5,861,584)		(1,314,356)		367,699	(52,864)
H-Class	31,657,371		43,964,057		—		252,594		(31,018,792)		(45,048,809)		638,578	(832,158)

†	Unaudited

††	Per share amounts for periods ended December 31, 2008 have been restated to reflect:

1:5 reverse stock split effective April 20, 2009 — NASDAQ-100® 2x Strategy Fund

1:10 reverse stock split effective April 20, 2009 — Russell 2000® 2x Strategy Fund
THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

10.   New Accounting Pronouncements
In September 2008, FASB issued a FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”), which was effective for fiscal years ending after November 15, 2008. The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has evaluated the impact of SFAS No. 133-1 and FIN 45-4 and there is no impact on the Funds’ financial statement disclosures.
11.   Reverse Share Splits
Effective April 20, 2009, the NASDAQ-100® 2x Strategy Fund and Russell 2000® 2x Strategy Fund underwent a 1-for-5 and 1-for-10 reverse share split, respectively. The effect of this transaction was to divide the number of outstanding shares of the Funds by the reverse split factor, resulting in a corresponding increase in the net asset value per share. The share transactions presented in Note 9 for December 31, 2008 and the per share data in the financial highlights for December 31, 2008 and any prior periods have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
12.   Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through August 21, 2009, the date the financial statements were available to be issued and there were no events or transactions to be reported.
68	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	69

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
TRUSTEES AND OFFICERS

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Carl G. Verboncoeur*	Rydex Series Funds – 2004	151
Trustee, President (1952)	Rydex Variable Trust – 2004
Rydex Dynamic Funds – 2004
Rydex ETF Trust – 2004

Principal Occupations During Past Five Years: Treasurer of Rydex Specialized Products, LLC (2005 to 2009) Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2008); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2009)

Michael P. Byrum*	Rydex Series Funds – 2005	151
Trustee, Vice President	Rydex Variable Trust – 2005
(1970)	Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present)
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group
70	|	THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nick Bonos* Vice President and Treasurer (1963)	Chief Financial Officer of Rydex Specialized Products, LLC (2005 to present); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2003 to present); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments (2000 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	71

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Item 2. Code of Ethics.
Not applicable at this time.
Item 3. Audit Committee Financial Expert.
Not applicable at this time.
Item 4. Principal Accountant Fees and Services.
Not applicable at this time.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)     Based on their evaluation on September 4, 2009, the Vice President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its Vice President and Treasurer.
(b)     There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2)     Separate certifications by the Vice President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b)     A certification by the registrant’s Vice President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)
CERTIFICATION
I, Michael P. Byrum, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 4, 2009
/s/ Michael P. Byrum
Michael P. Byrum,
Vice President

EX.-12(a)(2)(ii)
CERTIFICATION
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 4, 2009
/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

EX. 12(b)(i)
CERTIFICATION
I, Michael P. Byrum, Vice President of Rydex Dynamic Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: September 4, 2009

/s/ Michael P. Byrum
Michael P. Byrum,
Vice President

EX. 12(b)(ii)
CERTIFICATION
I, Nick Bonos, Vice President and Treasurer of Rydex Dynamic Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: September 4, 2009

/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Michael P. Byrum

Michael P. Byrum, Vice President

Date	September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Byrum

Michael P. Byrum, Vice President

Date	September 4, 2009

By (Signature and Title)*	/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date	September 4, 2009

* Print the name and title of each signing officer under his or her signature. 5